UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 62.1%
KP Fixed Income Fund, Cl Institutional	17,870,816	$181,746
KP International Equity Fund, Cl Institutional	3,654,580	35,596
KP Large Cap Equity Fund, Cl Institutional	8,292,869	91,719
KP Small Cap Equity Fund, Cl Institutional	1,704,474	18,238

Total Affiliated Registered Investment Companies (Cost $311,437) (000)		327,299

Unaffiliated Registered Investment Companies — 37.9%
DFA Commodity Strategy Portfolio, Cl Institutional	762,626	5,064
DFA International Real Estate Securities Portfolio, Cl Institutional	962,370	5,178
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	355,852	5,263
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	529,372	5,373
T Rowe Price New Era Fund, Cl Retail	157,338	5,386
Vanguard Inflation-Protected Securities Fund, Cl Institutional	7,676,216	81,905
Vanguard REIT Index Fund, Cl Institutional	568,138	10,511
Vanguard Short-Term Bond Index Fund, Cl Institutional	7,715,068	81,393

Total Unaffiliated Registered Investment Companies (Cost $199,197) (000)		200,073

Total Investments — 100.0% (Cost $510,634) (000) †		$527,372

Percentages are based on Net Assets of $527,346 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $510,634 (000), and the unrealized appreciation and depreciation were $18,849 (000) and $(2,111) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$179,272	$4,215	$(4,788)	$2,968	$79	$181,746	$-
KP International Equity Fund	36,117	860	(3,067)	1,665	21	35,596	-
KP Large Cap Equity Fund	91,163	4,895	(6,454)	1,349	766	91,719	-
KP Small Cap Equity Fund	18,769	-	(1,198)	584	83	18,238	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 69.2%
KP Fixed Income Fund, Cl Institutional	20,912,960	$212,686
KP International Equity Fund, Cl Institutional	8,728,998	85,020
KP Large Cap Equity Fund, Cl Institutional	13,117,927	145,084
KP Small Cap Equity Fund, Cl Institutional	4,251,033	45,486

Total Affiliated Registered Investment Companies (Cost $462,943) (000)		488,276

Unaffiliated Registered Investment Companies — 30.8%
DFA Commodity Strategy Portfolio, Cl Institutional	993,482	6,597
DFA International Real Estate Securities Portfolio, Cl Institutional	1,295,037	6,967
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	493,478	7,299
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	689,898	7,002
T Rowe Price New Era Fund, Cl Retail	208,306	7,130
Vanguard Inflation-Protected Securities Fund, Cl Institutional	8,183,736	87,320
Vanguard REIT Index Fund, Cl Institutional	781,752	14,462
Vanguard Short-Term Bond Index Fund, Cl Institutional	7,634,778	80,548

Total Unaffiliated Registered Investment Companies (Cost $216,067) (000)		217,325

Total Investments — 100.0% (Cost $679,010) (000) †		$705,601

Percentages are based on Net Assets of $705,569 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $679,010 (000), and the unrealized appreciation and depreciation were $29,400 (000) and $(2,809) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$203,183	$8,311	$(2,300)	$3,456	$36	$212,686	$-
KP International Equity Fund	83,146	815	(2,834)	3,892	1	85,020	-
KP Large Cap Equity Fund	141,974	4,021	(4,104)	2,682	511	145,084	-
KP Small Cap Equity Fund	45,732	-	(1,872)	1,514	112	45,486	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 77.4%
KP Fixed Income Fund, Cl Institutional	16,456,241	$167,360
KP International Equity Fund, Cl Institutional	13,674,905	133,194
KP Large Cap Equity Fund, Cl Institutional	15,429,862	170,654
KP Small Cap Equity Fund, Cl Institutional	6,123,398	65,520

Total Affiliated Registered Investment Companies (Cost $507,400) (000)		536,728

Unaffiliated Registered Investment Companies — 22.6%
DFA Commodity Strategy Portfolio, Cl Institutional	1,042,633	6,923
DFA International Real Estate Securities Portfolio, Cl Institutional	1,271,087	6,838
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	471,220	6,969
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	675,586	6,857
T Rowe Price New Era Fund, Cl Retail	203,851	6,978
Vanguard Inflation-Protected Securities Fund, Cl Institutional	5,456,539	58,222
Vanguard REIT Index Fund, Cl Institutional	749,719	13,870
Vanguard Short-Term Bond Index Fund, Cl Institutional	4,773,922	50,365

Total Unaffiliated Registered Investment Companies (Cost $156,037) (000)		157,022

Total Investments — 100.0% (Cost $663,437) (000) †		$693,750

Percentages are based on Net Assets of $693,721 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $663,437 (000), and the unrealized appreciation and depreciation were $33,028 (000) and $(2,715) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$154,110	$10,903	$(333)	$2,675	$5	$167,360	$-
KP International Equity Fund	125,339	3,747	(1,961)	6,072	(3)	133,194	-
KP Large Cap Equity Fund	162,823	7,500	(3,339)	3,278	392	170,654	-
KP Small Cap Equity Fund	64,322	38	(1,165)	2,262	63	65,520	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 85.9%
KP Fixed Income Fund, Cl Institutional	11,242,514	$114,336
KP International Equity Fund, Cl Institutional	16,970,340	165,291
KP Large Cap Equity Fund, Cl Institutional	16,024,031	177,227
KP Small Cap Equity Fund, Cl Institutional	7,214,428	77,194

Total Affiliated Registered Investment Companies (Cost $504,035) (000)		534,048

Unaffiliated Registered Investment Companies — 14.1%
DFA Commodity Strategy Portfolio, Cl Institutional	896,179	5,951
DFA International Real Estate Securities Portfolio, Cl Institutional	1,122,822	6,041
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	400,848	5,929
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	595,811	6,047
T Rowe Price New Era Fund, Cl Retail	176,899	6,055
Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,679,041	28,585
Vanguard REIT Index Fund, Cl Institutional	651,927	12,061
Vanguard Short-Term Bond Index Fund, Cl Institutional	1,583,536	16,706

Total Unaffiliated Registered Investment Companies (Cost $86,818) (000)		87,375

Total Investments — 100.0% (Cost $590,853) (000) †		$621,423

Percentages are based on Net Assets of $621,399 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $590,853 (000), and the unrealized appreciation and depreciation were $32,939 (000) and $(2,369) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$105,525	$7,544	$(574)	$1,833	$8	$114,336	$-
KP International Equity Fund	154,873	6,055	(3,082)	7,487	(42)	165,291	-
KP Large Cap Equity Fund	168,027	7,361	(1,947)	3,561	225	177,227	-
KP Small Cap Equity Fund	73,021	2,392	(1,003)	2,701	83	77,194	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 91.5%
KP Fixed Income Fund, Cl Institutional	9,481,406	$96,426
KP International Equity Fund, Cl Institutional	20,934,353	203,901
KP Large Cap Equity Fund, Cl Institutional	19,607,192	216,856
KP Small Cap Equity Fund, Cl Institutional	8,919,378	95,437

Total Affiliated Registered Investment Companies (Cost $577,017) (000)		612,620

Unaffiliated Registered Investment Companies — 8.5%
DFA Commodity Strategy Portfolio, Cl Institutional	773,093	5,133
DFA International Real Estate Securities Portfolio, Cl Institutional	959,137	5,160
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	347,056	5,133
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	505,441	5,130
T Rowe Price New Era Fund, Cl Retail	151,152	5,174
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,432,630	15,286
Vanguard REIT Index Fund, Cl Institutional	557,612	10,316
Vanguard Short-Term Bond Index Fund, Cl Institutional	540,263	5,700

Total Unaffiliated Registered Investment Companies (Cost $56,616) (000)		57,032

Total Investments — 100.0% (Cost $633,633) (000) †		$669,652

Percentages are based on Net Assets of $669,629 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $633,633 (000), and the unrealized appreciation and depreciation were $37,987 (000) and $(1,968) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$87,544	$8,664	$(1,326)	$1,523	$21	$96,426	$-
KP International Equity Fund	188,304	8,595	(2,090)	9,123	(31)	203,901	-
KP Large Cap Equity Fund	203,230	10,308	(1,261)	4,435	144	216,856	-
KP Small Cap Equity Fund	89,785	3,954	(1,718)	3,287	129	95,437	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.2%
KP Fixed Income Fund, Cl Institutional	6,078,463	$61,818
KP International Equity Fund, Cl Institutional	20,035,991	195,151
KP Large Cap Equity Fund, Cl Institutional	18,656,857	206,345
KP Small Cap Equity Fund, Cl Institutional	8,283,379	88,632

Total Affiliated Registered Investment Companies (Cost $519,615) (000)		551,946

Unaffiliated Registered Investment Companies — 5.8%
DFA Commodity Strategy Portfolio, Cl Institutional	518,177	3,441
DFA International Real Estate Securities Portfolio, Cl Institutional	632,152	3,401
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	228,299	3,377
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	335,761	3,408
T Rowe Price New Era Fund, Cl Retail	99,595	3,409
Vanguard Inflation-Protected Securities Fund, Cl Institutional	958,253	10,224
Vanguard REIT Index Fund, Cl Institutional	370,553	6,855

Total Unaffiliated Registered Investment Companies (Cost $33,878) (000)		34,115

Total Investments — 100.0% (Cost $553,493) (000) †		$586,061

Percentages are based on Net Assets of $586,042 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $553,493 (000), and the unrealized appreciation and depreciation were $33,918 (000) and $(1,350) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$57,133	$5,010	$(1,318)	$974	$19	$61,818	$-
KP International Equity Fund	180,501	10,239	(4,294)	8,738	(33)	195,151	-
KP Large Cap Equity Fund	192,565	11,707	(2,306)	4,117	262	206,345	-
KP Small Cap Equity Fund	81,843	4,356	(763)	3,132	64	88,632	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund, Cl Institutional	3,051,486	$31,034
KP International Equity Fund, Cl Institutional	13,904,503	135,430
KP Large Cap Equity Fund, Cl Institutional	13,007,082	143,857
KP Small Cap Equity Fund, Cl Institutional	5,502,104	58,873

Total Affiliated Registered Investment Companies (Cost $348,059) (000)		369,194

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio, Cl Institutional	289,836	1,925
DFA International Real Estate Securities Portfolio, Cl Institutional	358,682	1,930
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	130,523	1,930
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	190,630	1,935
T Rowe Price New Era Fund, Cl Retail	56,667	1,940
Vanguard Inflation-Protected Securities Fund, Cl Institutional	545,069	5,815
Vanguard REIT Index Fund, Cl Institutional	209,012	3,867

Total Unaffiliated Registered Investment Companies (Cost $19,245) (000)		19,342

Total Investments — 100.0% (Cost $367,304) (000) †		$388,536

Percentages are based on Net Assets of $388,524 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $367,304 (000), and the unrealized appreciation and depreciation were $21,996 (000) and $(764) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$28,127	$3,392	$(981)	$481	$15	$31,034	$-
KP International Equity Fund	123,742	8,510	(2,838)	6,086	(70)	135,430	-
KP Large Cap Equity Fund	131,628	10,507	(1,277)	2,856	143	143,857	-
KP Small Cap Equity Fund	53,723	3,778	(738)	2,055	55	58,873	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund, Cl Institutional	1,125,661	$11,448
KP International Equity Fund, Cl Institutional	5,153,014	50,190
KP Large Cap Equity Fund, Cl Institutional	4,792,114	53,000
KP Small Cap Equity Fund, Cl Institutional	2,026,505	21,684

Total Affiliated Registered Investment Companies (Cost $129,813) (000)		136,322

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio, Cl Institutional	106,035	704
DFA International Real Estate Securities Portfolio, Cl Institutional	130,868	704
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	48,116	712
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	70,349	714
T Rowe Price New Era Fund, Cl Retail	20,965	718
Vanguard Inflation-Protected Securities Fund, Cl Institutional	199,692	2,131
Vanguard REIT Index Fund, Cl Institutional	77,485	1,433

Total Unaffiliated Registered Investment Companies (Cost $7,104) (000)		7,116

Total Investments — 100.0% (Cost $136,917) (000) †		$143,438

Percentages are based on Net Assets of $143,434 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $136,917 (000), and the unrealized appreciation and depreciation were $6,833 (000) and $(312) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$10,063	$1,604	$(398)	$173	$6	$11,448	$-
KP International Equity Fund	43,120	5,363	(429)	2,146	(10)	50,190	-
KP Large Cap Equity Fund	46,237	6,386	(700)	1,015	62	53,000	-
KP Small Cap Equity Fund	18,858	2,457	(389)	730	28	21,684	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund, Cl Institutional	133,232	$1,355
KP International Equity Fund, Cl Institutional	608,623	5,928
KP Large Cap Equity Fund, Cl Institutional	566,333	6,264
KP Small Cap Equity Fund, Cl Institutional	238,476	2,552

Total Affiliated Registered Investment Companies (Cost $15,703) (000)		16,099

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio, Cl Institutional	12,454	83
DFA International Real Estate Securities Portfolio, Cl Institutional	15,302	82
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	5,693	84
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	8,346	85
T Rowe Price New Era Fund, Cl Retail	2,469	85
Vanguard Inflation-Protected Securities Fund, Cl Institutional	23,602	252
Vanguard REIT Index Fund, Cl Institutional	9,140	168

Total Unaffiliated Registered Investment Companies (Cost $847) (000)		839

Total Investments — 100.0% (Cost $16,550) (000) †		$16,938

Percentages are based on Net Assets of $16,937 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $16,550 (000), and the unrealized appreciation and depreciation were $504 (000) and $(116) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain(Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$1,014	$396	$(74)	$18	$1	$1,355	$-
KP International Equity Fund	4,418	1,546	(260)	244	(20)	5,928	-
KP Large Cap Equity Fund	4,674	1,705	(232)	97	20	6,264	-
KP Small Cap Equity Fund	1,924	684	(142)	82	4	2,552	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund, Cl Institutional	23,720	$242
KP International Equity Fund, Cl Institutional	107,854	1,050
KP Large Cap Equity Fund, Cl Institutional	100,333	1,110
KP Small Cap Equity Fund, Cl Institutional	42,076	450

Total Affiliated Registered Investment Companies (Cost $2,790) (000)		2,852

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio, Cl Institutional	2,243	15
DFA International Real Estate Securities Portfolio, Cl Institutional	2,776	15
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	1,009	15
T Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,488	15
T Rowe Price New Era Fund, Cl Retail	437	15
Vanguard Inflation-Protected Securities Fund, Cl Institutional	4,243	45
Vanguard REIT Index Fund, Cl Institutional	1,613	30

Total Unaffiliated Registered Investment Companies (Cost $152) (000)		150

Total Investments — 100.0% (Cost $2,942) (000) †		$3,002

Percentages are based on Net Assets of $3,001 (000).

REIT — Real Estate Investment Trust

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $2,942 (000), and the unrealized appreciation and depreciation were $65 (000) and $(5) (000), respectively.

As of March 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of March 31, 2015, there were no Level 3 investments.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2015:

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 3/31/2015	Dividend Income
KP Fixed Income Fund	$196	$91	$(49)	$4	$-	$242	$-
KP International Equity Fund	858	381	(236)	68	(21)	1,050	-
KP Large Cap Equity Fund	907	437	(259)	16	9	1,110	-
KP Small Cap Equity Fund	369	178	(115)	16	2	450	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.2%
Consumer Discretionary – 14.1%
Advance Auto Parts	11,473	$1,717
Amazon.com*	53,096	19,757
AutoNation*	2,113	136
AutoZone*	809	552
Bed Bath & Beyond*	17,255	1,325
Best Buy	7,577	286
BorgWarner	5,897	357
Cablevision Systems, Cl A	5,073	93
CarMax*	41,489	2,863
Carnival	12,464	596
CBS, Cl B	12,076	732
Chipotle Mexican Grill, Cl A*	2,464	1,603
Coach	7,189	298
Comcast, Cl A	138,515	7,793
Darden Restaurants	3,528	245
Delphi Automotive PLC	41,806	3,334
DIRECTV*	13,552	1,153
Discovery Communications, Cl A*	10,286	308
Dollar General	8,414	634
Dollar Tree*	5,363	435
DR Horton	9,495	270
Expedia	2,780	262
Family Dollar Stores	2,569	204
Ford Motor	106,076	1,712
Fossil Group*	1,186	98
GameStop, Cl A	2,704	103
Gannett	6,097	226
Gap	7,462	323
Garmin	3,549	169
General Motors	36,386	1,364
Genuine Parts	3,969	370
Goodyear Tire & Rubber	7,430	201
H&R Block	7,276	233
Hanesbrands	88,400	2,962
Harley-Davidson	5,885	357
Harman International Industries	1,803	241
Hasbro	30,512	1,930
Hilton Worldwide Holdings*	139,678	4,137
Home Depot	35,726	4,059
Interpublic Group of Companies	11,226	248
Johnson Controls	87,993	4,438
Kohl’s	17,849	1,397
L Brands	6,825	644
Leggett & Platt	4,046	186
Lennar, Cl A	4,795	248
Lowe’s	101,423	7,545
Macy’s	9,042	587
Marriott International, Cl A	5,792	465
Mattel	21,718	496
McDonald’s	54,379	5,299
MGM Resorts International*	241,018	5,069
Michael Kors Holdings*	5,313	349

Description	Shares	Value (000)
Mohawk Industries*	1,606	$298
Netflix*	7,857	3,274
Newell Rubbermaid	22,572	882
News, Cl A*	13,368	214
NIKE, Cl B	18,730	1,879
Nordstrom	3,749	301
Omnicom Group	59,736	4,658
O’Reilly Automotive*	2,787	603
priceline.com*	11,731	13,657
PulteGroup	8,202	182
PVH	2,242	239
Ralph Lauren, Cl A	1,604	211
Ross Stores	5,486	578
Royal Caribbean Cruises	4,400	360
Scripps Networks Interactive, Cl A	2,491	171
Staples	16,551	270
Starbucks	67,314	6,375
Starwood Hotels & Resorts Worldwide	4,653	389
Target	91,500	7,509
Tesla Motors*	13,450	2,539
Tiffany	2,892	255
Time	3,617	81
Time Warner	57,109	4,822
Time Warner Cable	7,591	1,138
TJX	18,640	1,306
Tractor Supply	50,143	4,265
TripAdvisor*	2,993	249
Twenty-First Century Fox, Cl A	49,035	1,659
Under Armour, Cl A*	13,600	1,098
Urban Outfitters*	2,490	114
VF	9,414	709
Viacom, Cl B	40,977	2,799
Vipshop Holdings ADR*	100,400	2,956
Walt Disney	65,553	6,876
Whirlpool	2,137	432
Wyndham Worldwide	3,265	295
Wynn Resorts	49,791	6,268
Yum! Brands	11,676	919

		171,239

Consumer Staples – 7.9%
Altria Group	90,071	4,505
Archer-Daniels-Midland	22,008	1,043
Brown-Forman, Cl B	4,082	369
Campbell Soup	4,613	215
Clorox	3,625	400
Coca-Cola	105,620	4,283
Coca-Cola Enterprises	5,521	244
Colgate-Palmolive	22,932	1,590
ConAgra Foods	11,842	433
Constellation Brands, Cl A	4,662	542
Costco Wholesale	11,962	1,812
CVS Health	95,992	9,907
Danone	38,503	2,592
Diageo PLC	161,274	4,449

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Dr Pepper Snapple Group	13,865	$1,088
Estee Lauder, Cl A	37,746	3,139
General Mills	106,809	6,045
Hershey	4,161	420
Hormel Foods	3,635	207
Imperial Tobacco Group PLC	16,307	717
JM Smucker	2,668	309
Kellogg	20,509	1,353
Keurig Green Mountain	3,300	369
Kimberly-Clark	9,887	1,059
Kraft Foods Group	16,039	1,397
Kroger	13,307	1,020
Lorillard	66,355	4,336
McCormick	3,430	264
Mead Johnson Nutrition, Cl A	5,552	558
Molson Coors Brewing, Cl B	4,176	311
Mondelez International, Cl A	44,977	1,623
Monster Beverage*	4,030	558
Nestle	73,418	5,545
PepsiCo	39,874	3,813
Philip Morris International	179,059	13,488
Procter & Gamble	93,921	7,696
Reynolds American	8,446	582
Sysco	16,114	608
Tyson Foods, Cl A	7,774	298
Walgreens Boots Alliance	23,377	1,980
Wal-Mart Stores	42,420	3,489
Whole Foods Market	9,949	518

		95,174

Energy – 5.6%
Anadarko Petroleum	13,677	1,133
Apache	10,396	627
Baker Hughes	22,440	1,427
Cabot Oil & Gas	10,934	323
California Resources	1	-
Cameron International*	5,018	226
Chesapeake Energy	13,781	195
Chevron	95,725	10,049
Cimarex Energy	2,300	265
ConocoPhillips	33,036	2,057
CONSOL Energy	6,647	185
Devon Energy	10,665	643
Diamond Offshore Drilling	1,621	43
Ensco, Cl A	5,507	116
EOG Resources	36,275	3,326
EQT	43,663	3,618
Exxon Mobil	187,439	15,932
FMC Technologies*	6,612	245
Halliburton	22,979	1,008
Helmerich & Payne	2,887	197
Hess	6,496	441
Kinder Morgan	45,674	1,921
Marathon Oil	18,714	489
Marathon Petroleum	7,225	740

Description	Shares	Value (000)
Murphy Oil	4,746	$221
National Oilwell Varco	11,346	567
Newfield Exploration*	4,437	156
Noble	5,842	83
Noble Energy	10,726	525
Occidental Petroleum	66,796	4,876
ONEOK	5,560	268
Phillips 66	14,645	1,151
Pioneer Natural Resources	15,649	2,559
QEP Resources	4,213	88
Range Resources	78,871	4,105
Schlumberger	60,128	5,017
Southwestern Energy*	9,911	230
Spectra Energy	18,468	668
Tesoro	3,532	322
Transocean	8,091	119
Valero Energy	13,941	887
Williams	18,191	920

		67,968

Financials – 15.7%
ACE	43,432	4,842
Affiliated Managers Group*	1,400	301
Aflac	12,113	775
Allstate	11,293	804
American Express	48,086	3,757
American International Group	36,760	2,014
American Tower, Cl A ‡	11,388	1,072
Ameriprise Financial	5,039	659
Aon PLC	49,950	4,801
Apartment Investment & Management, Cl A ‡	4,154	164
Assurant	1,627	100
AvalonBay Communities ‡	3,612	629
Bank of America	282,811	4,352
Bank of New York Mellon	134,946	5,430
BB&T	19,529	761
Berkshire Hathaway, Cl B*	49,072	7,082
BlackRock, Cl A	12,696	4,645
Boston Properties ‡	4,267	599
Capital One Financial	14,805	1,167
CBRE Group, Cl A*	7,285	282
Charles Schwab	31,223	950
Chubb	32,007	3,236
Cincinnati Financial	3,957	211
Citigroup	104,482	5,383
CME Group, Cl A	8,550	810
Comerica	4,819	218
Crown Castle International ‡	9,082	750
Discover Financial Services	12,335	695
E*TRADE Financial*	7,801	223
Equity Residential ‡	9,984	777
Essex Property Trust ‡	1,800	414
Fifth Third Bancorp	22,739	429
Franklin Resources	88,119	4,522
General Growth Properties ‡	16,437	486

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Genworth Financial, Cl A*	11,362	$83
Goldman Sachs Group	45,529	8,558
Hartford Financial Services Group	11,379	476
HCP ‡	12,795	553
Health Care ‡	9,503	735
Host Hotels & Resorts ‡	21,118	426
Hudson City Bancorp	11,129	117
Huntington Bancshares	21,848	241
Intercontinental Exchange	15,251	3,558
Invesco	11,273	447
Iron Mountain ‡	5,086	186
JPMorgan Chase	341,182	20,669
KeyCorp	23,063	327
Kimco Realty ‡	10,845	291
Legg Mason	2,485	137
Leucadia National	8,547	191
Lincoln National	6,857	394
Loews	7,933	324
M&T Bank	3,727	473
Macerich ‡	3,645	307
Marsh & McLennan	14,557	817
McGraw Hill Financial	23,363	2,416
MetLife	147,605	7,461
Moody’s	4,930	512
Morgan Stanley	259,115	9,248
NASDAQ OMX Group	56,963	2,902
Navient	9,908	201
Northern Trust	5,792	403
People’s United Financial	7,454	113
Plum Creek Timber	4,708	205
PNC Financial Services Group	44,970	4,193
Principal Financial Group	7,177	369
Progressive	14,962	407
Prologis ‡	13,969	609
Prudential Financial	50,036	4,018
Public Storage ‡	3,952	779
Regions Financial	36,201	342
Simon Property Group ‡	8,341	1,632
SL Green Realty ‡	2,800	359
State Street	108,883	8,006
SunTrust Banks	14,333	589
T Rowe Price Group	7,155	579
TD Ameritrade Holding	156,900	5,846
Torchmark	3,487	192
Travelers	69,716	7,538
Unum Group	7,155	241
Urban Edge Properties ‡	1	-
US Bancorp	198,399	8,664
Ventas ‡	9,013	658
Vornado Realty Trust ‡	4,603	516
Wells Fargo	331,674	18,043
Weyerhaeuser ‡	14,530	482
XL Group, Cl A	6,393	235

Description	Shares	Value (000)
Zions Bancorporation	5,622	$152

		190,560

Health Care – 18.0%
Abbott Laboratories	130,886	6,064
AbbVie	42,773	2,504
Actavis*	35,544	10,579
Aetna	9,496	1,012
Agilent Technologies	8,777	365
Alexion Pharmaceuticals*	55,142	9,556
AmerisourceBergen, Cl A	5,701	648
Amgen	20,415	3,263
Anthem	29,315	4,526
Baxter International	14,646	1,003
Becton Dickinson & Company	5,655	812
Biogen*	25,982	10,971
BioMarin Pharmaceutical*	19,500	2,430
Boston Scientific*	36,228	643
Bristol-Myers Squibb	44,670	2,881
Cardinal Health	8,995	812
Celgene*	85,736	9,884
Cerner*	8,315	609
Cigna	7,082	917
CR Bard	1,936	324
DaVita HealthCare Partners*	4,508	366
DENTSPLY International	4,049	206
Edwards Lifesciences*	2,791	398
Eli Lilly	77,567	5,635
Endo International*	4,900	440
Express Scripts Holding*	62,509	5,424
Gilead Sciences	123,747	12,143
HCA Holdings*	8,100	609
Henry Schein*	2,400	335
Hospira*	4,695	412
Humana	27,772	4,944
Incyte*	19,000	1,742
Intuitive Surgical*	14,361	7,253
Johnson & Johnson	190,849	19,199
Laboratory Corp of America Holdings*	2,652	334
Mallinckrodt*	3,100	393
McKesson	57,300	12,961
Medtronic	127,209	9,921
Merck	157,310	9,042
Mylan*	9,767	580
Novartis	12,023	1,190
Patterson	1,945	95
PerkinElmer	3,296	169
Perrigo	3,832	634
Pfizer	456,224	15,872
Quest Diagnostics	3,854	296
Regeneron Pharmaceuticals*	6,987	3,154
Roche Holding	4,834	1,334
St. Jude Medical	49,017	3,206
Stryker	8,115	749
Tenet Healthcare*	2,273	113

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Thermo Fisher Scientific	40,224	$5,404
UnitedHealth Group	76,155	9,008
Universal Health Services, Cl B	2,400	282
Valeant Pharmaceuticals International*	50,260	9,983
Varian Medical Systems*	2,684	253
Vertex Pharmaceuticals*	26,608	3,139
Waters*	2,335	290
Zimmer Holdings	4,598	540
Zoetis, Cl A	13,772	637

		218,488

Industrials – 13.9%
3M	60,612	9,998
ADT	4,749	197
Allegion	2,556	156
American Airlines Group	194,800	10,282
AMETEK	6,327	332
Boeing	109,641	16,455
Canadian National Railway	30,270	2,024
Caterpillar	16,309	1,305
CH Robinson Worldwide	3,864	283
Cintas	2,776	227
CSX	27,204	901
Cummins	4,604	638
Danaher	202,683	17,208
Deere	9,367	821
Delta Air Lines	22,591	1,016
Dover	4,397	304
Dun & Bradstreet	867	111
Eaton PLC	56,577	3,844
Emerson Electric	18,718	1,060
Equifax	12,031	1,119
Expeditors International of Washington	5,458	263
Fastenal	6,976	289
FedEx	26,819	4,437
Flowserve	54,443	3,076
Fluor	3,785	216
General Dynamics	8,483	1,151
General Electric	270,926	6,722
Honeywell International	94,952	9,905
Illinois Tool Works	34,856	3,386
Ingersoll-Rand	7,267	495
Jacobs Engineering Group*	3,130	141
JB Hunt Transport Services	33,700	2,878
Joy Global	2,485	97
Kansas City Southern	2,892	295
L-3 Communications Holdings, Cl 3	2,154	271
Lockheed Martin	43,911	8,912
Masco	9,322	249
Nielsen	8,141	363
Norfolk Southern	8,339	858
Northrop Grumman	24,280	3,908
PACCAR	9,817	620
Pall	2,793	280
Parker-Hannifin	3,760	447

Description	Shares	Value (000)
Pentair PLC	25,107	$1,579
Pitney Bowes	5,452	127
Precision Castparts	33,033	6,937
Quanta Services*	5,076	145
Raytheon	8,458	924
Republic Services, Cl A	6,671	271
Robert Half International	3,642	220
Rockwell Automation	3,542	411
Rockwell Collins	3,536	341
Roper Industries	2,773	477
Ryder System	1,492	142
Snap-on	1,701	250
Southwest Airlines	18,315	811
Stanley Black & Decker	20,889	1,992
Stericycle*	2,249	316
Textron	41,390	1,835
Tyco International PLC	110,843	4,773
Union Pacific	23,906	2,589
United Continental Holdings*	48,700	3,275
United Parcel Service, Cl B	66,261	6,423
United Rentals*	2,700	246
United Technologies	84,379	9,889
Verisk Analytics, Cl A*	31,100	2,221
Wabtec	40,700	3,867
Waste Management	11,761	638
WW Grainger	1,558	367
Xylem	5,022	176

		168,782

Information Technology – 17.3%
Accenture PLC, Cl A	109,380	10,248
Adobe Systems*	12,810	947
Akamai Technologies*	4,612	328
Alibaba Group Holding ADR*	41,022	3,415
Alliance Data Systems*	1,685	499
Altera	8,060	346
Amphenol, Cl A	8,452	498
Analog Devices	8,642	544
Apple	200,890	24,997
Applied Materials	33,299	751
ASML Holding, Cl G	14,000	1,414
Autodesk*	6,008	352
Automatic Data Processing	13,039	1,117
Avago Technologies, Cl A	6,900	876
Baidu ADR*	25,000	5,210
Broadcom, Cl A	14,841	642
CA	8,566	279
Cisco Systems	137,221	3,777
Citrix Systems*	4,325	276
Cognizant Technology Solutions, Cl A*	16,454	1,027
Computer Sciences	3,757	245
Corning	34,423	781
eBay*	29,531	1,703
Electronic Arts*	8,478	499
EMC	53,487	1,367

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Equinix	1,500	$349
F5 Networks*	1,835	211
Facebook, Cl A*	160,867	13,226
Fidelity National Information Services	35,506	2,416
First Solar*	2,123	127
Fiserv*	39,999	3,176
FLIR Systems	3,347	105
Google, Cl C*	49,458	27,274
Harris	2,986	235
Hewlett-Packard	48,827	1,521
Intel	127,266	3,980
International Business Machines	54,143	8,690
Intuit	7,497	727
Juniper Networks	10,380	234
KLA-Tencor	4,391	256
Lam Research	4,529	318
Linear Technology	6,208	290
LinkedIn, Cl A*	11,300	2,823
MasterCard, Cl A	26,505	2,290
Microchip Technology	5,346	261
Micron Technology*	29,134	790
Microsoft	220,898	8,981
Mobileye*	17,600	740
Motorola Solutions	5,052	337
NetApp	8,094	287
NetSuite*	24,500	2,273
NVIDIA	13,409	281
Oracle	165,089	7,124
Palo Alto Networks*	8,700	1,271
Paychex	9,067	450
QUALCOMM	44,345	3,075
Red Hat*	61,930	4,691
salesforce.com*	111,927	7,478
SanDisk	32,594	2,074
Seagate Technology	8,569	446
ServiceNow*	39,700	3,128
Skyworks Solutions	5,200	511
Symantec	19,037	445
TE Connectivity	11,015	789
Teradata*	3,885	171
Texas Instruments	103,659	5,928
Total System Services	3,991	152
Twitter*	53,700	2,689
Vantiv, Cl A*	61,700	2,326
VeriSign*	2,643	177
Visa, Cl A	271,852	17,782
Western Digital	5,667	516
Western Union	13,963	291
Workday, Cl A*	22,000	1,857
Xerox	26,817	345
Xilinx	7,080	299
Yahoo!*	23,845	1,060

		209,411

Description	Shares	Value (000)
Materials – 2.6%
Air Products & Chemicals	5,268	$797
Airgas	1,916	203
Alcoa	33,665	435
Allegheny Technologies	2,588	78
Avery Dennison	2,268	120
Ball	3,652	258
CF Industries Holdings	1,250	354
Crown Holdings*	33,819	1,827
Dow Chemical	29,705	1,425
Eastman Chemical	3,968	275
Ecolab	7,373	843
EI du Pont de Nemours	56,649	4,049
FMC	3,632	208
Freeport-McMoRan	27,310	517
International Flavors & Fragrances	2,142	251
International Paper	11,673	648
LyondellBasell Industries, Cl A	10,714	941
Martin Marietta Materials	1,800	252
MeadWestvaco	4,810	240
Monsanto	12,946	1,457
Mosaic	8,720	402
Newmont Mining	13,068	284
Nucor	8,355	397
Owens-Illinois*	3,988	93
PPG Industries	24,238	5,467
Praxair	7,914	955
Sealed Air	5,342	243
Sherwin-Williams	11,150	3,172
Sigma-Aldrich	3,140	434
Vulcan Materials	64,327	5,423

		32,048

Telecommunication Services – 1.7%
AT&T	167,731	5,477
CenturyLink	14,930	516
Frontier Communications	28,842	203
Level 3 Communications*	7,900	425
Verizon Communications	233,926	11,376
Vodafone Group PLC	552,245	1,806
Windstream Holdings	17,839	132

		19,935

Utilities – 1.4%
AES	18,437	237
AGL Resources	3,207	159
Ameren	6,223	263
American Electric Power	13,249	745
CenterPoint Energy	11,447	234
CMS Energy	7,264	254
Consolidated Edison	7,711	470
Dominion Resources	15,812	1,121
DTE Energy	4,908	396
Duke Energy	48,882	3,753
Edison International	8,868	554
Entergy	4,954	384

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Eversource Energy	8,849	$447
Exelon	23,294	783
FirstEnergy	10,829	380
Integrys Energy Group	2,239	161
NextEra Energy	11,951	1,243
NiSource	8,146	360
NRG Energy	8,964	226
Pepco Holdings	6,635	178
PG&E	13,083	694
Pinnacle West Capital	2,892	184
PPL	18,399	619
Public Service Enterprise Group	13,982	586
SCANA	3,745	206
Sempra Energy	6,296	686
Southern	24,537	1,086
TECO Energy	5,411	105
Wisconsin Energy	5,895	292
Xcel Energy	14,068	490

		17,296

Total Common Stock (Cost $1,068,753) (000)		1,190,901

Preferred Stock — 0.2%
Air BNB* (A)	11,406	465
Dropbox, Cl A* (A)	29,866	570
Dropbox, Cl C* (A)	1,097	21
Flipkart Online Services* (A)	3,616	433
Uber Technologies* (A)	21,072	702
United Technologies*	3,560	219

Total Preferred Stock (Cost $2,419) (000)		2,410

Short-Term Investment (B) — 1.3%
State Street Institutional Liquid Reserves Fund, Cl Institutional, 0.000%	15,735,132	15,735

Total Short-Term Investment (Cost $15,735) (000)		15,735

Total Investments — 99.7% (Cost $1,086,907) (000) †		$1,209,046

Percentages are based on Net Assets of $1,212,135 (000).

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
S&P 500 Index EMINI	105	Jun-2015	$(49)

For the period ended March 31, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such security as of March 31, 2015 was $2,191 (000) and represented 0.18% of net assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $1,086,907 (000), and the unrealized appreciation and depreciation were $149,053 (000) and $(26,914) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,190,901	$-	$-	$1,190,901
Preferred Stock	219	-	2,191	2,410
Short-Term Investment	15,735	-	-	15,735

Total Investments in Securities	$1,206,855	$-	$2,191	$1,209,046

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts †
Unrealized Depreciation	$(49)	$-	$-	$(49)

Total Other Financial Instruments	$(49)	$-	$-	$(49)

*	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Common Stock — 94.8%
Consumer Discretionary – 16.2%
1-800-Flowers.com, Cl A*	174,602	$2,067
2U*	900	23
Abercrombie & Fitch, Cl A	41,947	925
Aeropostale*	6,500	23
AH Belo, Cl A	1,600	13
AMC Entertainment Holdings, Cl A	1,900	67
AMC Networks, Cl A*	29,800	2,285
American Axle & Manufacturing Holdings*	6,230	161
American Eagle Outfitters	17,500	299
American Public Education*	1,500	45
America’s Car-Mart*	700	38
ANN*	4,264	175
Arctic Cat	1,100	40
Asbury Automotive Group*	2,489	207
Ascent Capital Group, Cl A*	1,208	48
Barnes & Noble*	3,800	90
Beazer Homes USA*	102,406	1,815
bebe stores	3,200	12
Belmond, Cl A*	9,010	111
Big 5 Sporting Goods	1,900	25
Big Lots	59,125	2,840
Biglari Holdings*	154	64
BJ’s Restaurants*	1,997	101
Black Diamond*	2,300	22
Bloomin’ Brands	7,113	173
Blue Nile*	1,086	35
Bob Evans Farms	2,231	103
Bon-Ton Stores	1,600	11
Boot Barn Holdings*	500	12
Boyd Gaming*	73,126	1,038
Bravo Brio Restaurant Group*	77,200	1,134
Bridgepoint Education*	1,600	15
Bright Horizons Family Solutions*	2,600	133
Brown Shoe	3,896	128
Brunswick	30,106	1,549
Buckle	2,600	133
Buffalo Wild Wings*	1,727	313
Build-A-Bear Workshop, Cl A*	1,000	20
Burlington Stores*	21,339	1,268
Caesars Acquisition, Cl A*	3,900	27
Caesars Entertainment*	4,400	46
Callaway Golf	7,298	70
Capella Education	1,000	65
Career Education*	5,800	29
Carmike Cinemas*	34,168	1,148
Carriage Services, Cl A	1,500	36
Carrols Restaurant Group*	54,881	455
Carter’s	20,900	1,933
Cato, Cl A	2,500	99
Cavco Industries*	800	60
Central European Media Enterprises, Cl A*	7,200	19

Description	Shares	Value (000)
Century Communities*	300	$6
Cheesecake Factory	4,463	220
Chegg*	116,800	929
Chico’s FAS	123,928	2,192
Children’s Place	7,036	452
Christopher & Banks*	3,700	21
Churchill Downs	1,207	139
Chuy’s Holdings*	129,278	2,913
Cinedigm, Cl A*	7,500	12
Citi Trends*	1,300	35
ClubCorp Holdings	1,900	37
Coach	18,600	771
Collectors Universe	700	16
Columbia Sportswear	13,375	815
Conn’s*	2,567	78
Container Store Group*	1,500	29
Cooper Tire & Rubber	5,274	226
Cooper-Standard Holding*	1,200	71
Core-Mark Holding	2,056	132
Cracker Barrel Old Country Store	1,717	261
Crocs*	6,790	80
Crown Media Holdings, Cl A*	2,800	11
CSS Industries	800	24
Culp	700	19
Cumulus Media, Cl A*	12,400	31
Daily Journal*	50	9
Dana Holding	15,272	324
Darden Restaurants	8,500	589
Dave & Buster’s Entertainment*	41,275	1,257
Del Frisco’s Restaurant Group*	97,224	1,959
Denny’s*	8,084	92
Destination Maternity	1,100	17
Destination XL Group*	2,800	14
DeVry Education Group	62,053	2,070
Dex Media*	1,400	6
Diamond Resorts International*	3,234	108
DineEquity	1,500	161
Dixie Group*	61,712	558
Dorman Products*	2,434	121
DR Horton	19,600	558
Drew Industries	2,182	134
DSW, Cl A	26,600	981
El Pollo Loco Holdings*	20,500	525
Eldorado Resorts*	39,772	200
Empire Resorts*	1,700	8
Entercom Communications, Cl A*	2,100	26
Entravision Communications, Cl A	62,000	392
Eros International, Cl A*	1,900	33
Escalade	800	14
Ethan Allen Interiors	2,381	66
EVINE Live*	3,600	24
EW Scripps, Cl A*	2,753	78
Express*	7,845	130
Famous Dave’s of America*	500	14
Federal-Mogul Holdings*	2,500	33

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Fiesta Restaurant Group*	42,744	$2,607
Finish Line, Cl A	5,679	139
Five Below*	4,863	173
Flexsteel Industries	500	16
Fox Factory Holding*	900	14
Francesca’s Holdings*	4,000	71
Fred’s, Cl A	62,433	1,067
FTD*	1,800	54
Fuel Systems Solutions*	1,400	15
Gaiam, Cl A*	1,700	12
GameStop, Cl A	75,130	2,851
Genesco*	2,189	156
Gentherm*	3,204	162
G-III Apparel Group*	33,393	3,761
Global Eagle Entertainment*	3,700	49
GNC Holdings, Cl A	60,840	2,984
Graham Holdings, Cl B	2,690	2,825
Grand Canyon Education*	4,214	182
Gray Television*	4,500	62
Group 1 Automotive	2,199	190
Guess?	5,696	106
Habit Restaurants, Cl A*	14,980	481
Hanesbrands	52,060	1,745
Harman International Industries	21,303	2,848
Harte-Hanks	4,173	33
Haverty Furniture	1,800	45
Helen of Troy*	13,926	1,135
Hemisphere Media Group*	700	9
hhgregg*	1,000	6
Hibbett Sports*	2,400	118
Houghton Mifflin Harcourt*	9,800	230
Hovnanian Enterprises, Cl A*	9,898	35
HSN	20,823	1,421
Iconix Brand Group*	4,423	149
Ignite Restaurant Group*	600	3
IMAX*	40,450	1,364
Installed Building Products*	800	17
International Speedway, Cl A	2,600	85
Interval Leisure Group	3,700	97
Intrawest Resorts Holdings*	1,100	10
iRobot*	2,650	86
Isle of Capri Casinos*	61,600	865
ITT Educational Services*	2,300	16
Jack in the Box	31,563	3,028
JAKKS Pacific*	1,500	10
Jamba*	1,700	25
Jarden*	42,500	2,249
John Wiley & Sons, Cl A	17,800	1,088
Johnson Outdoors, Cl A	400	13
Journal Communications, Cl A*	4,200	62
K12*	3,200	50
KB Home	7,754	121
Kirkland’s*	86,600	2,057
Krispy Kreme Doughnuts*	69,900	1,397
La Quinta Holdings*	4,100	97

Description	Shares	Value (000)
Lands’ End*	1,600	$57
La-Z-Boy, Cl Z	4,697	132
LeapFrog Enterprises, Cl A*	5,500	12
Lee Enterprises*	5,300	17
LGI Homes*	1,200	20
Libbey	1,910	76
Liberty Tax	400	11
Life Time Fitness*	3,619	257
LifeLock*	7,495	106
Lifetime Brands	900	14
Lithia Motors, Cl A	2,035	202
Loral Space & Communications*	1,200	82
lululemon athletica*	8,610	551
Lumber Liquidators Holdings*	2,549	78
M/I Homes*	83,679	1,995
Malibu Boats, Cl A*	84,953	1,983
Marcus	1,500	32
Marine Products	1,300	11
MarineMax*	2,300	61
Marriott Vacations Worldwide	2,389	194
Martha Stewart Living Omnimedia, Cl A*	2,400	16
Mattress Firm Holding*	1,400	97
McClatchy, Cl A*	6,100	11
MDC Holdings	3,487	99
MDC Partners, Cl A	3,955	112
Media General*	7,389	122
Men’s Wearhouse	52,481	2,740
Meredith	3,233	180
Meritage Homes*	3,541	172
Metaldyne Performance Group	43,700	788
Modine Manufacturing*	4,312	58
Monarch Casino & Resort*	700	13
Monro Muffler Brake	2,834	184
Morgans Hotel Group*	2,400	19
Motorcar Parts of America*	1,700	47
Movado Group	41,051	1,171
NACCO Industries, Cl A	400	21
Nathan’s Famous	300	16
National CineMedia	81,483	1,230
Nautilus*	2,700	41
New Home*	700	11
New Media Investment Group	77,676	1,859
New York & Company*	3,500	9
New York Times, Cl A	12,789	176
Nexstar Broadcasting Group, Cl A	2,795	160
Noodles, Cl A*	1,100	19
Norwegian Cruise Line Holdings*	15,400	832
Nutrisystem	2,500	50
Office Depot*	48,280	444
Orbitz Worldwide*	4,800	56
Outerwall	1,733	115
Overstock.com*	1,000	24
Oxford Industries	38,118	2,875
Pacific Sunwear of California*	4,000	11

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Papa John’s International	2,800	$173
Papa Murphy’s Holdings*	600	11
Penn National Gaming*	203,319	3,184
Pep Boys - Manny Moe & Jack*	4,588	44
Perry Ellis International*	39,600	917
PetMed Express	1,800	30
Pier 1 Imports	8,832	123
Pinnacle Entertainment*	5,416	195
Pool	4,041	282
Popeyes Louisiana Kitchen*	51,595	3,086
Potbelly*	52,450	719
PulteGroup	86,475	1,922
Quiksilver*	11,800	22
Radio One, Cl D*	15,597	48
ReachLocal*	1,400	4
Reading International, Cl A*	25,517	343
Red Robin Gourmet Burgers*	14,850	1,292
Regis*	4,000	65
Remy International*	2,700	60
Rent-A-Center, Cl A	4,900	134
Rentrak*	900	50
Restoration Hardware Holdings*	2,810	279
Ruby Tuesday*	5,200	31
Ruth’s Hospitality Group	3,100	49
Ryland Group	4,265	208
Saga Communications, Cl A	300	13
Salem Media Group, Cl A	1,300	8
Scholastic	2,400	98
Scientific Games, Cl A*	4,799	50
Sears Hometown and Outlet Stores*	1,000	8
SeaWorld Entertainment	142,970	2,756
Select Comfort*	34,287	1,182
Sequential Brands Group*	1,700	18
SFX Entertainment*	4,300	18
Shiloh Industries*	900	13
Shoe Carnival	1,465	43
Shutterfly*	3,521	159
Signet Jewelers	8,200	1,138
Sinclair Broadcast Group, Cl A	6,309	198
Sizmek*	2,300	17
Skechers U.S.A., Cl A*	3,517	253
Skullcandy*	1,600	18
Smith & Wesson Holding*	4,845	62
Sonic	5,000	159
Sonic Automotive, Cl A	3,631	90
Sotheby’s	59,168	2,500
Spartan Motors	3,400	16
Speedway Motorsports	1,200	27
Sportsman’s Warehouse Holdings*	600	5
Stage Stores	20,481	469
Standard Motor Products	1,814	77
Standard Pacific*	140,475	1,264
Stein Mart	72,100	898
Steiner Leisure*	1,200	57
Steven Madden*	26,165	994

Description	Shares	Value (000)
Stoneridge*	2,400	$27
Strattec Security	272	20
Strayer Education*	1,008	54
Sturm Ruger	1,789	89
Superior Industries International	2,031	38
Systemax*	1,100	13
Tenneco*	5,444	313
Texas Roadhouse, Cl A	6,268	228
Tile Shop Holdings*	77,950	944
Tilly’s, Cl A*	900	14
Time	9,985	224
Tower International*	1,754	47
Townsquare Media, Cl A*	900	12
Tractor Supply	14,500	1,233
Travelport Worldwide	2,900	48
TRI Pointe Homes*	13,243	204
Tuesday Morning*	3,800	61
Tumi Holdings*	4,700	115
Turtle Beach*	400	1
UCP, Cl A*	21,255	185
Ulta Salon Cosmetics & Fragrance*	15,740	2,374
Under Armour, Cl A*	21,183	1,711
Unifi*	1,398	50
Universal Electronics*	1,400	79
Universal Technical Institute	2,100	20
Urban Outfitters*	15,200	694
Vail Resorts	3,234	334
Vera Bradley*	1,900	31
Vince Holding*	1,100	20
Vitamin Shoppe*	2,805	116
VOXX International, Cl A*	1,900	17
Wayfair, Cl A*	1,100	35
WCI Communities*	1,000	24
Weight Watchers International*	2,400	17
Wendy’s	106,675	1,163
West Marine*	1,700	16
Weyco Group	700	21
William Lyon Homes, Cl A*	1,500	39
Winmark	200	18
Winnebago Industries	2,400	51
Wolverine World Wide	9,107	305
World Wrestling Entertainment, Cl A	58,100	814
Zoe’s Kitchen*	500	17
Zumiez*	1,870	75

		137,519

Consumer Staples – 3.1%
22nd Century Group*	4,700	4
Alico	300	15
Alliance One International*	8,700	10
Andersons	30,985	1,282
B&G Foods	4,807	141
Boston Beer, Cl A*	4,259	1,140
Boulder Brands*	5,800	55
Calavo Growers	1,300	67
Cal-Maine Foods	2,800	109

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Casey’s General Stores	3,441	$310
Central Garden and Pet, Cl A*	3,700	39
Chefs’ Warehouse*	51,300	1,151
Coca-Cola Bottling Consolidated	400	45
Craft Brew Alliance*	900	12
Darling Ingredients*	14,831	208
Dean Foods	126,710	2,095
Diamond Foods*	1,900	62
Diplomat Pharmacy*	27,905	965
Elizabeth Arden*	2,225	35
Fairway Group Holdings, Cl A*	1,700	12
Farmer Bros*	700	17
Female Health	2,200	6
Fresh Del Monte Produce	3,000	117
Fresh Market*	3,900	158
Freshpet*	30,645	595
Hain Celestial Group*	22,725	1,456
Herbalife	16,500	706
HRG Group*	7,721	96
Ingles Markets, Cl A	1,100	54
Inter Parfums	1,487	49
Inventure Foods*	41,700	467
J&J Snack Foods	1,380	147
John B Sanfilippo & Son	700	30
Lancaster Colony	1,641	156
Landec*	2,600	36
Liberator Medical Holdings	3,400	12
Lifeway Foods*	600	13
Limoneira	900	20
Medifast*	1,000	30
National Beverage*	1,000	24
Natural Grocers by Vitamin Cottage*	700	19
Nature’s Sunshine Products	1,100	14
Nu Skin Enterprises, Cl A	13,800	830
Nutraceutical International*	900	18
Oil-Dri Corp of America	500	17
Omega Protein*	1,700	23
Orchids Paper Products	700	19
Post Holdings*	4,793	225
PriceSmart	1,652	140
Revlon, Cl A*	1,000	41
Rite Aid*	229,845	1,998
Roundy’s*	3,300	16
Sanderson Farms	2,126	169
Seaboard*	26	107
Seneca Foods, Cl A*	700	21
Smart & Final Stores*	1,200	21
Snyder’s-Lance	53,096	1,697
SpartanNash	3,341	105
Spectrum Brands Holdings	13,092	1,173
Sprouts Farmers Market*	47,500	1,674
SUPERVALU*	18,325	213
Synutra International*	2,000	13
Tootsie Roll Industries	1,843	63
TreeHouse Foods*	3,813	324

Description	Shares	Value (000)
United Natural Foods*	4,442	$342
Universal	52,352	2,469
USANA Health Sciences*	500	56
Vector Group	6,850	150
Village Super Market, Cl A	700	22
WD-40	1,387	123
Weis Markets	997	50
WhiteWave Foods, Cl A*	45,940	2,037

		26,135

Energy – 3.6%
Abraxas Petroleum*	7,700	25
Adams Resources & Energy	200	13
Alon USA Energy	2,200	36
Alpha Natural Resources*	18,559	19
American Eagle Energy*	2,900	1
Amyris*	3,300	8
Approach Resources*	3,300	22
Arch Coal	17,889	18
Ardmore Shipping	183,800	1,852
Aspen Aerogels*	800	6
Basic Energy Services*	2,700	19
Bill Barrett*	4,271	35
Bonanza Creek Energy*	3,617	89
Bristow Group	3,210	175
C&J Energy Services*	4,400	49
Callon Petroleum*	45,800	342
Capital Product Partners (A)	114,400	1,087
CARBO Ceramics	81,267	2,479
Carrizo Oil & Gas*	4,190	208
CHC Group*	3,900	5
Clayton Williams Energy*	500	25
Clean Energy Fuels*	5,852	31
Cloud Peak Energy*	5,201	30
Comstock Resources	38,000	136
Contango Oil & Gas*	1,641	36
Dawson Geophysical*	704	3
Delek US Holdings	5,400	215
DHT Holdings	8,000	56
Diamondback Energy*	4,019	309
Dorian LPG*	800	10
Eclipse Resources*	2,500	14
Emerald Oil*	8,000	6
Energy XXI	7,788	28
Era Group*	1,800	38
Evolution Petroleum	1,500	9
EXCO Resources	12,700	23
Exterran Holdings	5,252	176
FMSA Holdings*	2,700	20
Forum Energy Technologies*	5,300	104
Frontline*	6,600	15
FX Energy*	5,500	7
GasLog	3,927	76
Gastar Exploration*	161,234	422
Geospace Technologies*	1,114	18
Glori Energy*	1,300	3

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Goodrich Petroleum*	2,909	$10
Green Plains	52,713	1,506
Gulf Island Fabrication	1,400	21
Gulfmark Offshore, Cl A	2,155	28
Halcon Resources*	22,100	34
Hallador Energy	800	9
Harvest Natural Resources*	4,100	2
Helix Energy Solutions Group*	9,771	146
Hercules Offshore*	17,560	7
Hornbeck Offshore Services*	3,200	60
Independence Contract Drilling*	600	4
ION Geophysical*	10,870	24
Isramco*	118	15
Jones Energy, Cl A*	1,300	12
Key Energy Services*	11,450	21
Magnum Hunter Resources*	191,166	510
Matador Resources*	6,800	149
Matrix Service*	2,400	42
McDermott International*	21,784	84
Midstates Petroleum*	3,500	3
Miller Energy Resources*	2,900	2
Mitcham Industries*	1,200	6
Natural Gas Services Group*	1,000	19
Navios Maritime Acquisition	6,900	24
Newpark Resources*	7,998	73
Nordic American Offshore	1,500	14
Nordic American Tankers	8,300	99
North Atlantic Drilling	7,800	9
Northern Oil and Gas*	5,800	45
Nuverra Environmental Solutions*	1,900	7
Oceaneering International	22,500	1,213
Pacific Ethanol*	2,000	22
Panhandle Oil and Gas, Cl A	1,200	24
Parker Drilling*	10,602	37
Parsley Energy, Cl A*	4,688	75
Patterson-UTI Energy	166,366	3,123
PDC Energy*	3,225	174
Penn Virginia*	166,514	1,079
PetroQuest Energy*	4,800	11
PHI*	1,100	33
Pioneer Energy Services*	5,274	29
Precision Drilling	316,928	2,009
Profire Energy*	800	1
Renewable Energy Group*	3,000	28
Resolute Energy*	119,236	67
REX American Resources*	600	36
Rex Energy*	153,429	571
RigNet*	1,100	31
Ring Energy*	1,700	18
Rosetta Resources*	31,274	532
RSP Permian*	2,200	55
Sanchez Energy*	74,696	972
Scorpio Tankers	15,175	143
SEACOR Holdings*	1,700	118
SemGroup, Cl A	3,823	311

Description	Shares	Value (000)
Ship Finance International	5,500	$81
Solazyme*	6,500	19
Stone Energy*	5,144	76
Superior Energy Services	128,345	2,866
Swift Energy*	3,600	8
Synergy Resources*	7,600	90
Teekay Tankers, Cl A	7,500	43
Tesco	2,900	33
TETRA Technologies*	6,731	42
Tidewater	79,837	1,528
TransAtlantic Petroleum*	2,200	12
Triangle Petroleum*	5,900	30
Ultra Petroleum*	125,000	1,955
US Silica Holdings	4,827	172
VAALCO Energy*	4,282	10
Vantage Drilling*	23,000	8
Vertex Energy*	1,400	5
W&T Offshore	3,400	17
Warren Resources*	8,100	7
Western Refining	4,443	219
Westmoreland Coal*	1,324	35
Willbros Group*	3,500	12
World Fuel Services	18,650	1,072

		30,335

Financials – 18.8%
1st Source	1,300	42
Acadia Realty Trust ‡	6,100	213
Agree Realty ‡	1,700	56
Alexander & Baldwin	4,353	188
Alexander’s ‡	175	80
Altisource Asset Management*	165	31
Altisource Portfolio Solutions*	1,164	15
Altisource Residential ‡	5,100	106
Ambac Financial Group*	4,100	99
American Assets Trust ‡	3,238	140
American Capital Mortgage Investment ‡	4,800	86
American Equity Investment Life Holding	46,610	1,358
American Financial Group	43,995	2,822
American National Bankshares	800	18
American Residential Properties ‡*	3,000	54
Ameris Bancorp	2,400	63
AMERISAFE	1,666	77
Ames National	700	17
AmTrust Financial Services	2,700	154
Anchor BanCorp Wisconsin*	600	21
Anworth Mortgage Asset ‡	9,598	49
Apollo Commercial Real Estate Finance ‡	4,236	73
Apollo Residential Mortgage ‡	3,000	48
Ares Commercial Real Estate ‡	2,400	27
Argo Group International Holdings	2,599	130
Arlington Asset Investment, Cl A	2,100	51
Armada Hoffler Properties ‡	2,000	21
ARMOUR Residential ‡	33,303	106

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Arrow Financial	910	$25
Ashford*	44	5
Ashford Hospitality Prime ‡	2,200	37
Ashford Hospitality Trust ‡	7,333	71
Associated Estates Realty ‡	5,342	132
Assurant	39,793	2,444
Assured Guaranty	31,100	821
Astoria Financial	116,191	1,505
Atlas Financial Holdings*	1,200	21
AV Homes*	900	14
Aviv ‡	1,800	66
Baldwin & Lyons, Cl B	900	21
Banc of California	2,900	36
BancFirst	600	37
Banco Latinoamericano de Comercio Exterior, Cl E	2,800	92
Bancorp*	104,100	940
BancorpSouth	8,844	205
Bank Mutual	3,900	29
Bank of Hawaii	46,020	2,817
Bank of Kentucky Financial	600	29
Bank of Marin Bancorp	500	25
Bank of the Ozarks	7,705	285
BankFinancial	1,600	21
Banner	1,716	79
BBCN Bancorp	7,436	108
BBX Capital, Cl A*	800	15
Beneficial Bancorp*	2,839	32
Berkshire Hills Bancorp	33,807	936
BGC Partners, Cl A	16,153	153
Blue Hills Bancorp*	2,400	32
BNC Bancorp	20,168	365
BofI Holding*	1,400	130
Boston Private Financial Holdings	7,474	91
Bridge Bancorp	28,846	745
Bridge Capital Holdings*	1,000	26
Brookline Bancorp	158,666	1,595
Bryn Mawr Bank	1,200	36
C1 Financial*	200	4
Calamos Asset Management, Cl A	1,700	23
Camden National	700	28
Campus Crest Communities ‡	101,225	725
Capital Bank Financial, Cl A*	96,434	2,663
Capital City Bank Group	800	13
Capitol Federal Financial	103,870	1,298
Capstead Mortgage ‡	8,900	105
Cardinal Financial	22,295	445
CareTrust ‡	2,437	33
Cascade Bancorp*	2,506	12
Cash America International	2,600	61
CatchMark Timber Trust, Cl A ‡	1,600	19
Cathay General Bancorp	7,211	205
Cedar Realty Trust ‡	7,925	59
CenterState Banks	3,000	36
Central Pacific Financial	1,500	34

Description	Shares	Value (000)
Century Bancorp, Cl A	300	$12
Chambers Street Properties ‡	21,368	168
Charter Financial	1,659	19
Chatham Lodging Trust ‡	3,400	100
Chemical Financial	64,541	2,024
Chesapeake Lodging Trust ‡	4,979	168
CIFC	300	2
Citizens, Cl A*	3,800	23
Citizens & Northern	1,200	24
City Holding	1,437	68
Clifton Bancorp	2,189	31
CNB Financial	1,200	20
CNO Financial Group	18,526	319
CoBiz Financial	44,420	547
Cohen & Steers	1,700	70
Colony Financial, Cl A ‡	9,700	251
Columbia Banking System	94,461	2,737
Commerce Bancshares	66,534	2,816
Community Bank System	3,754	133
Community Trust Bancorp	1,388	46
CommunityOne Bancorp*	900	9
ConnectOne Bancorp	1,960	38
Consolidated-Tomoka Land	400	24
Consumer Portfolio Services*	2,300	16
CorEnergy Infrastructure Trust ‡	4,000	28
CoreSite Realty ‡	1,900	92
Cousins Properties ‡	19,878	211
Cowen Group, Cl A*	10,933	57
Crawford, Cl B	2,800	24
Credit Acceptance*	591	115
CU Bancorp*	1,000	23
CubeSmart ‡	14,626	353
Customers Bancorp*	66,651	1,624
CVB Financial	67,913	1,083
CyrusOne ‡	3,008	94
CYS Investments ‡	15,004	134
DCT Industrial Trust ‡	7,395	256
Diamond Hill Investment Group	200	32
DiamondRock Hospitality ‡	17,654	249
Dime Community Bancshares	2,843	46
Donegal Group, Cl A	700	11
DuPont Fabros Technology ‡	5,749	188
Dynex Capital ‡	4,600	39
Eagle Bancorp*	132,994	5,108
East West Bancorp	18,365	743
EastGroup Properties ‡	2,893	174
Education Realty Trust ‡	4,285	152
eHealth*	1,500	14
EMC Insurance Group	500	17
Empire State Realty Trust, Cl A ‡	8,300	156
Employers Holdings	2,900	78
Encore Capital Group*	2,300	96
Enova International*	2,272	45
Enstar Group*	800	113
Enterprise Bancorp	600	13

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Enterprise Financial Services	1,800	$37
EPR Properties ‡	5,114	307
Equity One ‡	5,700	152
Essent Group*	4,100	98
EverBank Financial	8,441	152
Evercore Partners, Cl A	3,063	158
Excel Trust ‡	5,733	80
Ezcorp, Cl A*	4,500	41
FBL Financial Group, Cl A	900	56
FBR*	700	16
FCB Financial Holdings, Cl A*	700	19
Federal Agricultural Mortgage, Cl C	900	25
Federated National Holding	1,200	37
FelCor Lodging Trust ‡	11,572	133
Fidelity & Guaranty Life	42,100	893
Fidelity Southern	1,700	29
Fifth Street Asset Management, Cl A	300	3
Financial Engines	4,735	198
Financial Institutions	1,200	28
First American Financial	9,626	343
First Bancorp	2,900	50
First BanCorp*	9,600	60
First Busey	6,209	42
First Business Financial Services	300	13
First Cash Financial Services*	2,617	122
First Citizens BancShares, Cl A	844	219
First Commonwealth Financial	8,638	78
First Community Bancshares	1,300	23
First Connecticut Bancorp	1,356	21
First Defiance Financial	900	30
First Financial	1,000	36
First Financial Bancorp	154,820	2,757
First Financial Bankshares	5,784	160
First Financial Northwest	1,400	17
First Industrial Realty Trust ‡	9,977	214
First Interstate BancSystem, Cl A	1,700	47
First Merchants	37,664	887
First Midwest Bancorp	97,152	1,688
First NBC Bank Holding*	40,395	1,332
First Niagara Financial Group	333,530	2,948
First of Long Island	1,046	27
First Potomac Realty Trust ‡	5,118	61
FirstMerit	14,870	283
Flagstar Bancorp*	1,800	26
Flushing Financial	2,886	58
FNB	238,672	3,136
Forestar Group*	3,022	48
Fox Chase Bancorp	1,200	20
Franklin Street Properties ‡	8,351	107
FRP Holdings*	700	25
FXCM, Cl A	3,900	8
Gain Capital Holdings	2,200	21
GAMCO Investors, Cl A	600	47
GEO Group ‡	6,552	287
German American Bancorp	1,200	35

Description	Shares	Value (000)
Getty Realty ‡	2,206	$40
GFI Group	600	4
Glacier Bancorp	6,716	169
Gladstone Commercial ‡	1,900	35
Global Indemnity, Cl A*	700	19
Government Properties Income Trust ‡	6,300	144
Gramercy Property Trust ‡	4,175	117
Great Southern Bancorp	900	35
Great Western Bancorp	30,100	663
Green Bancorp*	300	3
Green Dot, Cl A*	2,700	43
Greenhill	2,592	103
Greenlight Capital, Cl A*	2,651	84
Guaranty Bancorp	1,400	24
Hallmark Financial Services*	1,100	12
Hampton Roads Bankshares*	2,000	4
Hancock Holding	79,977	2,388
Hanmi Financial	3,000	63
Hannon Armstrong Sustainable Infrastructure Capital ‡	61,814	1,130
Hatteras Financial ‡	8,900	162
HCI Group	800	37
Healthcare Realty Trust ‡	8,647	240
Heartland Financial USA	1,500	49
Heritage Commerce	2,100	19
Heritage Financial	77,425	1,316
Heritage Insurance Holdings*	600	13
Heritage Oaks Bancorp	1,900	16
Hersha Hospitality Trust, Cl A ‡	18,700	121
HFF, Cl A	3,000	113
Highwoods Properties ‡	8,164	374
Hilltop Holdings*	6,799	132
Home BancShares	4,863	165
Home Loan Servicing Solutions	6,631	110
HomeStreet*	2,100	38
HomeTrust Bancshares*	1,800	29
Horace Mann Educators	88,570	3,029
Horizon Bancorp	900	21
Hudson Pacific Properties ‡	5,900	196
Hudson Valley Holding	1,400	36
IBERIABANK	30,712	1,936
Independence Holding	500	7
Independent Bank	69,565	2,992
Independent Bank Group	800	31
Infinity Property & Casualty	15,315	1,257
InfraREIT ‡	2,100	60
Inland Real Estate ‡	8,117	87
International Bancshares	4,881	127
International. FCStone*	1,400	42
Invesco Mortgage Capital ‡	11,352	176
Investment Technology Group	3,200	97
Investors Bancorp	32,253	378
Investors Real Estate Trust ‡	10,506	79
iStar Financial ‡*	7,878	102
Janus Capital Group	13,487	232

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
JG Wentworth, Cl A*	1,200	$12
Kansas City Life Insurance	300	14
KCG Holdings, Cl A*	3,900	48
Kearny Financial*	1,400	19
Kemper	3,913	152
Kennedy-Wilson Holdings	6,502	170
Kite Realty Group Trust ‡	3,018	85
Ladder Capital, Cl A ‡	1,300	24
Ladenburg Thalmann Financial Services*	8,400	32
Lakeland Bancorp	3,289	38
Lakeland Financial	1,500	61
LaSalle Hotel Properties ‡	10,093	392
LegacyTexas Financial Group	95,135	2,162
LendingTree*	600	34
Lexington Realty Trust ‡	18,500	182
LTC Properties ‡	3,200	147
Macatawa Bank	2,100	11
Mack-Cali Realty ‡	8,025	155
Maiden Holdings	4,734	70
MainSource Financial Group	1,800	35
Manning & Napier, Cl A	1,400	18
Marcus & Millichap*	700	26
MarketAxess Holdings	13,263	1,100
Marlin Business Services	800	16
MB Financial	48,110	1,506
Meadowbrook Insurance Group	4,300	37
Medical Properties Trust ‡	79,243	1,168
Medley Management, Cl A	300	3
Mercantile Bank	1,500	29
Merchants Bancshares	500	15
Meridian Bancorp*	1,734	23
Meta Financial Group	600	24
Metro Bancorp	1,200	33
MGIC Investment*	170,235	1,639
MidSouth Bancorp	700	10
MidWestOne Financial Group	700	20
Moelis, Cl A	700	21
Monmouth Real Estate Investment, Cl A ‡	5,160	57
Montpelier Re Holdings	3,300	127
Mortgage Investment Trust ‡	2,700	51
National Bank Holdings, Cl A	225,251	4,238
National Bankshares	700	21
National General Holdings	3,300	62
National Health Investors ‡	3,399	241
National Interstate	700	20
National Penn Bancshares	184,929	1,992
National Western Life Insurance, Cl A	193	49
Navigators Group*	987	77
NBT Bancorp	3,922	98
Nelnet, Cl A	1,859	88
New Residential Investment ‡	193,591	2,910
New York ‡	15,000	157
New York Mortgage Trust ‡	9,610	75

Description	Shares	Value (000)
NewBridge Bancorp	2,756	$25
NewStar Financial*	2,200	26
Nicholas Financial*	900	13
NMI Holdings, Cl A*	4,300	32
Northfield Bancorp	48,278	715
Northrim BanCorp	600	15
NorthStar Realty Finance ‡	67,100	1,216
Northwest Bancshares	121,110	1,435
OceanFirst Financial	1,400	24
OFG Bancorp	35,383	577
Old Line Bancshares	900	14
Old National Bancorp	135,155	1,918
OM Asset Management	2,100	39
One Liberty Properties ‡	1,000	24
OneBeacon Insurance Group, Cl A	1,925	29
Oppenheimer Holdings, Cl A	904	21
Opus Bank	500	15
Oritani Financial	4,300	63
Outfront Media	99,992	2,992
Owens Realty Mortgage ‡	1,000	15
Pacific Continental	1,500	20
Pacific Premier Bancorp*	1,500	24
PacWest Bancorp	25,016	1,173
Palmetto Bancshares	300	6
Park National	1,189	102
Park Sterling	60,781	432
Parkway Properties‡	7,341	127
Peapack Gladstone Financial	1,500	32
Pebblebrook Hotel Trust ‡	6,393	298
Penns Woods Bancorp	500	24
Pennsylvania ‡	6,338	147
PennyMac Financial Services, Cl A*	1,300	22
PennyMac Mortgage Investment Trust ‡	6,667	142
Peoples Bancorp	1,300	31
Peoples Financial Services	700	31
PHH*	4,717	114
Phoenix*	500	25
Physicians Realty Trust ‡	84,850	1,494
PICO Holdings*	1,900	31
Pinnacle Financial Partners	3,300	147
Piper Jaffray*	1,500	79
Potlatch ‡	3,746	150
PRA Group*	4,461	242
Preferred Bank	1,000	27
Primerica	55,930	2,847
PrivateBancorp	60,937	2,143
ProAssurance	47,788	2,194
Prosperity Bancshares	6,279	330
Provident Financial Services	56,564	1,055
PS Business Parks ‡	1,785	148
Pzena Investment Management, Cl A	1,400	13
QTS Realty Trust*	39,900	1,453
Radian Group	17,243	290
RAIT Financial Trust ‡	7,800	54

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Ramco-Gershenson Properties Trust ‡	7,130	$133
RCS Capital, Cl A	700	7
RE/MAX Holdings, Cl A	4,600	153
Redwood Trust	7,700	138
Regional Management*	900	13
Renasant	2,867	86
Republic Bancorp, Cl A	900	22
Republic First Bancorp*	3,300	12
Resource America, Cl A	1,700	15
Resource Capital ‡	12,233	56
Retail Opportunity Investments ‡	8,100	148
Rexford Industrial Realty ‡	5,400	85
RLI	3,896	204
RLJ Lodging Trust ‡	11,803	370
Rouse Properties ‡	3,500	66
Ryman Hospitality Properties	3,969	242
S&T Bancorp	2,774	79
Sabra Health Care ‡	5,300	176
Safeguard Scientifics*	1,800	33
Safety Insurance Group	1,203	72
Sandy Spring Bancorp	2,270	60
Saul Centers ‡	900	51
Sberbank of Russia Via SB Capital* (B)	1,600	23
Select Income ‡	3,488	87
Selective Insurance Group	5,048	147
ServisFirst Bancshares	100	3
Sierra Bancorp	1,200	20
Signature Bank*	32,327	4,189
Silver Bay Realty Trust ‡	3,300	53
Silvercrest Asset Management Group, Cl A	400	6
Simmons First National, Cl A	1,500	68
South State	2,200	150
Southside Bancshares	2,122	61
Southwest Bancorp	91,500	1,628
Sovran Self Storage ‡	3,092	290
Springleaf Holdings, Cl A*	2,200	114
Square 1 Financial, Cl A*	36,700	982
St. Joe*	5,879	109
STAG Industrial ‡	36,370	855
Starwood Waypoint Residential Trust ‡	3,696	96
State Auto Financial	1,300	32
State Bank Financial	81,209	1,705
State National	2,500	25
Sterling Bancorp	8,441	113
Stewart Information Services	1,900	77
Stifel Financial*	5,858	327
Stock Yards Bancorp	1,400	48
Stonegate Bank	900	27
Stonegate Mortgage*	29,235	316
STORE Capital ‡	2,900	68
Strategic Hotels & Resorts ‡ *	24,070	299
Suffolk Bancorp	1,000	24
Summit Hotel Properties ‡	8,000	113

Description	Shares	Value (000)
Sun Bancorp*	740	$14
Sun Communities ‡	4,395	293
Sunstone Hotel Investors ‡	18,489	308
Susquehanna Bancshares	16,951	232
Symetra Financial	119,790	2,810
Talmer Bancorp, Cl A	115,409	1,767
Tejon Ranch*	1,200	32
Terreno Realty ‡	3,800	87
Territorial Bancorp	884	21
Texas Capital Bancshares*	12,651	615
Third Point Reinsurance*	5,317	75
Tiptree Financial	500	3
Tompkins Financial	1,391	75
TowneBank	3,760	60
Trade Street Residential ‡	2,000	14
TriCo Bancshares	2,100	51
TriState Capital Holdings*	102,447	1,073
Triumph Bancorp*	700	10
TrustCo Bank	8,912	61
Trustmark	53,495	1,299
UMB Financial	3,410	180
UMH Properties ‡	1,700	17
Umpqua Holdings	69,931	1,201
Union Bankshares	4,276	95
United Bankshares	6,231	234
United Community Banks	4,600	87
United Community Financial	5,000	27
United Financial Bancorp	4,351	54
United Fire Group	1,800	57
United Insurance Holdings	1,500	34
Universal Health Realty Income Trust ‡	1,098	62
Universal Insurance Holdings	2,900	74
Univest Corp of Pennsylvania	1,334	26
Urstadt Biddle Properties, Cl A ‡	2,571	59
Valley National Bancorp	20,457	193
Ventas ‡	1	—
Virtus Investment Partners	650	85
Walker & Dunlop*	1,600	28
Walter Investment Management*	3,525	57
Washington ‡	6,160	170
Washington Federal	9,100	198
Washington Trust Bancorp	1,285	49
Waterstone Financial	3,000	39
Webster Financial	8,185	303
WesBanco	2,902	95
West Bancorporation	1,300	26
Westamerica Bancorporation	49,877	2,155
Western Alliance Bancorp*	6,761	200
Western Asset Mortgage Capital ‡	3,851	58
Westwood Holdings Group	700	42
Whitestone, Cl B ‡	1,900	30
Wilshire Bancorp	6,400	64
Winthrop Realty Trust ‡	32,900	537
Wintrust Financial	4,210	201
WisdomTree Investments	79,729	1,710

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
World Acceptance*	700	$51
WSFS Financial	800	61
Yadkin Financial*	20,974	426

		160,209

Health Care – 13.1%
AAC Holdings*	15,376	470
Abaxis	2,033	130
ABIOMED*	22,433	1,606
Acadia Healthcare*	26,611	1,905
ACADIA Pharmaceuticals*	7,094	231
Accelerate Diagnostics*	1,944	44
Acceleron Pharma*	1,500	57
Accuray*	7,069	66
AcelRx Pharmaceuticals*	2,000	8
Aceto	2,700	59
Achaogen*	900	9
Achillion Pharmaceuticals*	10,400	103
Acorda Therapeutics*	3,804	127
Actinium Pharmaceuticals*	2,400	6
Adamas Pharmaceuticals*	200	3
Addus HomeCare*	700	16
Adeptus Health, Cl A*	9,943	499
Aegerion Pharmaceuticals*	2,762	72
Aerie Pharmaceuticals*	900	28
Affymetrix*	6,394	80
Agenus*	6,100	31
Agios Pharmaceuticals*	1,300	123
Air Methods*	3,540	165
Akebia Therapeutics*	800	9
Akorn*	35,426	1,682
Albany Molecular Research*	2,200	39
Alder Biopharmaceuticals*	1,000	29
Alere*	26,275	1,285
Alimera Sciences*	2,600	13
Alliance HealthCare Services*	400	9
Almost Family*	700	31
Alnylam Pharmaceuticals*	17,505	1,827
AMAG Pharmaceuticals*	42,270	2,309
Amedisys*	2,393	64
AMN Healthcare Services*	60,425	1,394
Amphastar Pharmaceuticals*	900	13
Ampio Pharmaceuticals*	3,500	26
Amsurg, Cl A*	66,531	4,093
Anacor Pharmaceuticals*	2,900	168
Analogic	1,071	97
AngioDynamics*	2,100	37
ANI Pharmaceuticals*	19,525	1,221
Anika Therapeutics*	1,400	58
Antares Pharma*	10,100	27
Applied Genetic Technologies*	600	12
Aratana Therapeutics*	2,500	40
Ardelyx*	500	7
Arena Pharmaceuticals*	21,428	94
ARIAD Pharmaceuticals*	15,300	126
Array BioPharma*	12,400	91

Description	Shares	Value (000)
Arrowhead Research*	4,600	$31
Atara Biotherapeutics*	600	25
AtriCure*	2,400	49
Atrion	162	56
Auspex Pharmaceuticals*	900	90
Avalanche Biotechnologies*	700	28
BioCryst Pharmaceuticals*	6,037	55
BioDelivery Sciences International*	63,600	668
Bio-Path Holdings*	7,200	13
Bio-Reference Laboratories*	2,200	78
BioScrip*	5,800	26
BioSpecifics Technologies*	300	12
Bio-Techne	26,683	2,676
BioTelemetry*	2,600	23
BioTime*	4,400	22
Bluebird Bio*	2,200	266
Brookdale Senior Living*	33,075	1,249
Calithera Biosciences*	900	15
Cambrex*	2,800	111
Cantel Medical	3,093	147
Capital Senior Living*	2,545	66
Cara Therapeutics*	400	4
Cardiovascular Systems*	65,479	2,555
Castlight Health, Cl B*	1,200	9
Catalent*	4,400	137
Celldex Therapeutics*	8,304	231
Cellular Dynamics International*	900	15
Cempra*	2,700	93
Centene*	12,500	884
Cepheid*	15,751	896
Cerus*	127,125	530
Charles River Laboratories International*	9,100	722
Chemed	15,297	1,826
ChemoCentryx*	2,400	18
Chimerix*	2,700	102
Civitas Solutions*	1,000	21
Clovis Oncology*	2,237	166
Coherus Biosciences*	21,882	669
Computer Programs & Systems	982	53
CONMED	2,466	125
Corcept Therapeutics*	4,500	25
CorVel*	1,100	38
Cross Country Healthcare*	59,600	707
CryoLife	2,400	25
CTI BioPharma*	12,600	23
Cyberonics*	2,422	157
Cynosure, Cl A*	16,000	491
Cytokinetics*	3,000	20
Cytori Therapeutics*	7,100	8
CytRx*	5,500	19
Depomed*	127,175	2,849
Derma Sciences*	1,900	16
Dermira*	700	11
DexCom*	28,802	1,795

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Dicerna Pharmaceuticals*	400	$10
Dyax*	12,213	205
Dynavax Technologies*	2,440	55
Egalet*	200	3
Eleven Biotherapeutics*	300	3
Emergent Biosolutions*	2,579	74
Enanta Pharmaceuticals*	900	28
Endocyte*	3,600	23
Endologix*	5,939	101
Ensign Group	2,043	96
Envision Healthcare Holdings*	32,055	1,229
Enzo Biochem*	3,700	11
Epizyme*	1,000	19
Esperion Therapeutics*	600	56
Exact Sciences*	7,979	176
Exactech*	800	21
ExamWorks Group*	3,200	133
Exelixis*	17,975	46
FibroGen*	800	25
Five Prime Therapeutics*	1,900	43
Five Star Quality Care*	4,300	19
Flamel Technologies ADR*	80,900	1,455
Flexion Therapeutics*	600	14
Fluidigm*	2,498	105
Foundation Medicine*	1,200	58
Galectin Therapeutics*	1,700	6
Galena Biopharma*	9,800	14
Genesis Healthcare, Cl A*	2,200	16
GenMark Diagnostics*	3,600	47
Genocea Biosciences*	300	4
Genomic Health*	1,500	46
Geron*	14,400	54
Globus Medical, Cl A*	6,096	154
Greatbatch*	2,237	129
Haemonetics*	4,653	209
Halozyme Therapeutics*	9,579	137
Hanger*	3,315	75
Health Net*	22,700	1,373
HealthEquity*	900	22
HealthSouth	78,176	3,468
HealthStream*	1,800	45
Healthways*	3,000	59
HeartWare International*	1,570	138
Heron Therapeutics*	1,900	28
HMS Holdings*	8,142	126
Hologic*	17,500	578
Horizon Pharma*	65,571	1,702
Hyperion Therapeutics*	1,200	55
ICU Medical*	1,200	112
Idera Pharmaceuticals*	7,300	27
IDEXX Laboratories*	14,510	2,241
IGI Laboratories*	2,800	23
Immune Design*	700	15
ImmunoGen*	17,763	159
Immunomedics*	7,100	27

Description	Shares	Value (000)
Impax Laboratories*	6,278	$294
Imprivata*	300	4
INC Research Holdings, Cl A*	800	26
Incyte*	6,130	562
Infinity Pharmaceuticals*	4,500	63
Inogen*	34,050	1,089
Inovalon Holdings, Cl A*	23,837	720
Inovio Pharmaceuticals*	5,200	42
Insmed*	4,624	96
Insulet*	5,113	171
Insys Therapeutics*	892	52
Integra LifeSciences Holdings*	2,243	138
Intercept Pharmaceuticals*	2,827	797
Intersect ENT*	500	13
Intra-Cellular Therapies*	1,500	36
Intrexon*	3,448	156
Invacare	3,004	58
IPC Healthcare*	1,500	70
Ironwood Pharmaceuticals, Cl A*	10,783	173
Isis Pharmaceuticals*	30,893	1,966
K2M Group Holdings*	28,000	617
Karyopharm Therapeutics*	1,300	40
Keryx Biopharmaceuticals*	9,377	119
Kindred Biosciences*	900	6
Kindred Healthcare	140,291	3,338
Kite Pharma*	8,900	513
KYTHERA Biopharmaceuticals*	1,600	80
Landauer	800	28
Lannett*	2,300	156
LDR Holding*	37,135	1,361
Lexicon Pharmaceuticals*	20,800	20
LHC Group*	1,100	36
Ligand Pharmaceuticals*	13,700	1,056
Loxo Oncology*	200	2
Luminex*	3,300	53
MacroGenics*	1,900	60
Magellan Health*	2,544	180
MannKind*	21,232	110
Masimo*	4,115	136
MedAssets*	5,700	107
Medicines*	5,990	168
Medidata Solutions*	4,951	243
Medivation*	11,878	1,533
MEDNAX*	35,800	2,596
Merge Healthcare*	5,900	26
Meridian Bioscience	3,916	75
Merit Medical Systems*	102,600	1,974
Merrimack Pharmaceuticals*	9,200	109
MiMedx Group*	95,640	995
Mirati Therapeutics*	700	21
Molina Healthcare*	14,977	1,008
Momenta Pharmaceuticals*	4,453	68
NanoString Technologies*	1,100	11
NanoViricides*	4,100	9
National HealthCare	900	57

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
National Research, Cl A	800	$12
Natus Medical*	2,983	118
Navidea Biopharmaceuticals*	12,700	20
Nektar Therapeutics*	11,750	129
Neogen*	3,373	158
NeoStem*	2,600	7
Neuralstem*	5,700	11
Neurocrine Biosciences*	7,583	301
Nevro*	16,886	809
NewLink Genetics*	1,741	95
Northwest Biotherapeutics*	3,600	27
Novavax*	21,500	178
NuVasive*	4,221	194
NxStage Medical*	76,226	1,319
Ocular Therapeutix*	500	21
Ohr Pharmaceutical*	1,800	5
Omeros*	3,300	73
Omnicare	16,320	1,258
Omnicell*	26,832	943
OncoMed Pharmaceuticals*	1,200	31
Oncothyreon*	7,800	13
Ophthotech*	1,200	56
OPKO Health*	17,774	252
OraSure Technologies*	4,800	31
Orexigen Therapeutics*	11,127	87
Organovo Holdings*	5,300	19
Orthofix International*	1,659	60
Osiris Therapeutics*	1,600	28
Otonomy*	700	25
OvaScience*	1,600	56
Owens & Minor	5,659	192
Oxford Immunotec Global*	1,600	23
Pacific Biosciences of California*	4,900	29
Pacira Pharmaceuticals*	3,210	285
Pain Therapeutics*	3,700	7
PAREXEL International*	42,169	2,908
PDL BioPharma	14,931	105
Peregrine Pharmaceuticals*	17,300	23
Pernix Therapeutics Holdings*	66,125	707
PharMerica*	2,800	79
Phibro Animal Health, Cl A	1,400	50
PhotoMedex*	1,100	2
Portola Pharmaceuticals, Cl A*	3,999	152
POZEN*	2,300	18
PRA Health Sciences*	1,800	52
Premier, Cl A*	22,375	841
Prestige Brands Holdings*	31,260	1,341
Progenics Pharmaceuticals*	5,900	35
Prothena*	2,500	96
Providence Service*	38,446	2,042
PTC Therapeutics*	11,270	686
Puma Biotechnology*	5,724	1,351
Quality Systems	4,600	74
Quidel*	35,200	950
Radius Health*	800	33

Description	Shares	Value (000)
RadNet*	3,300	$28
Raptor Pharmaceutical*	5,800	63
Receptos*	2,000	330
Regado Biosciences*	900	1
Regulus Therapeutics*	1,300	22
Relypsa*	1,500	54
Repligen*	3,000	91
Repros Therapeutics*	2,400	21
Retrophin*	1,800	43
Revance Therapeutics*	700	15
Rigel Pharmaceuticals*	8,500	30
Rockwell Medical*	4,000	44
Roka Bioscience*	300	1
RTI Surgical*	4,900	24
Sage Therapeutics*	500	25
Sagent Pharmaceuticals*	66,223	1,540
Sangamo BioSciences*	6,300	99
Sarepta Therapeutics*	3,700	49
SciClone Pharmaceuticals*	4,400	39
Second Sight Medical Products*	200	3
Select Medical Holdings	7,300	108
Sequenom*	9,900	39
Sientra*	600	12
Spark Therapeutics*	700	54
Spectranetics*	47,600	1,655
Spectrum Pharmaceuticals*	5,599	34
STAAR Surgical*	3,200	24
Stemline Therapeutics*	1,300	19
STERIS	25,368	1,782
Sucampo Pharmaceuticals, Cl A*	1,500	23
Sunesis Pharmaceuticals*	5,000	12
Supernus Pharmaceuticals*	2,500	30
Surgical Care Affiliates*	1,100	38
SurModics*	1,100	29
Symmetry Surgical*	1,050	8
Synageva BioPharma*	2,111	206
Synergy Pharmaceuticals*	7,900	36
Synta Pharmaceuticals*	5,300	10
T2 Biosystems*	600	9
Tandem Diabetes Care*	900	11
Team Health Holdings*	16,080	941
TESARO*	1,800	103
Tetraphase Pharmaceuticals*	2,300	84
TG Therapeutics*	2,600	40
TherapeuticsMD*	10,900	66
Theravance	7,400	116
Theravance Biopharma*	2,200	38
Thoratec*	4,848	203
Threshold Pharmaceuticals*	4,700	19
Tokai Pharmaceuticals*	300	3
Tornier*	3,200	84
TransEnterix*	3,000	9
Triple-S Management, Cl B*	2,400	48
TriVascular Technologies*	800	8
Trupanion*	500	4

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Ultragenyx Pharmaceutical*	700	$43
Unilife*	11,600	47
Universal American*	3,700	40
US Physical Therapy	1,100	52
Utah Medical Products	300	18
Vanda Pharmaceuticals*	3,400	32
Vascular Solutions*	1,500	45
Veracyte*	500	4
Verastem*	2,500	25
Versartis*	800	15
Vitae Pharmaceuticals*	400	5
Vital Therapies*	600	15
VIVUS*	7,568	19
Vocera Communications*	1,899	19
WellCare Health Plans*	18,380	1,681
West Pharmaceutical Services	6,394	385
Wright Medical Group*	4,471	115
Xencor*	1,400	21
XenoPort*	4,900	35
XOMA*	7,900	29
Zafgen*	800	32
Zeltiq Aesthetics*	38,013	1,172
ZIOPHARM Oncology*	8,100	87
Zogenix*	11,500	16
ZS Pharma*	600	25

		110,940

Industrials – 16.4%
AAON	3,900	96
AAR	3,614	111
ABM Industries	48,878	1,557
Acacia Research	240,025	2,567
ACCO Brands*	10,500	87
Accuride*	3,700	17
Active Power*	67,708	148
Actuant, Cl A	5,681	135
Acuity Brands	8,300	1,396
Advanced Drainage Systems	1,300	39
Advisory Board*	28,562	1,522
Aegion, Cl A*	3,300	60
AerCap Holdings*	33,500	1,461
Aerovironment*	1,800	48
Air Transport Services Group*	4,400	41
Aircastle	6,000	135
Alamo Group	600	38
Albany International, Cl A	2,515	100
Allegiant Travel, Cl A	1,228	236
Altra Industrial Motion	37,900	1,048
Ameresco, Cl A*	1,900	14
American Railcar Industries	800	40
American Science & Engineering	11,000	537
American Woodmark*	1,100	60
Apogee Enterprises	27,780	1,200
Applied Industrial Technologies	3,794	172
ARC Document Solutions*	3,500	32
ARC Group Worldwide*	200	1

Description	Shares	Value (000)
ArcBest	33,600	$1,273
Argan	1,100	40
Astec Industries	43,183	1,852
Astronics, Cl A*	1,840	135
Atlas Air Worldwide Holdings*	2,300	99
AZZ	22,890	1,066
Baltic Trading	4,800	7
Barnes Group	37,740	1,528
Barrett Business Services	600	26
Beacon Roofing Supply*	4,579	143
Blount International*	4,500	58
Brady, Cl A	4,291	121
Briggs & Stratton	178,632	3,668
Brink’s	4,330	120
Builders FirstSource*	130,820	873
CAI International*	43,400	1,066
Capstone Turbine*	27,300	18
Carlisle	29,910	2,770
Casella Waste Systems, Cl A*	49,100	270
CBIZ*	3,491	33
CDI	1,400	20
CECO Environmental	1,800	19
Celadon Group	28,800	784
Cenveo*	5,400	12
Chart Industries*	2,779	97
Chicago Bridge & Iron	66,630	3,281
Cintas	15,240	1,244
CIRCOR International	1,600	88
Civeo	7,851	20
CLARCOR	37,956	2,506
Columbus McKinnon	27,916	752
Comfort Systems USA	3,460	73
Commercial Vehicle Group*	49,959	322
Continental Building Products*	83,085	1,878
Corporate Executive Board	3,031	242
CPI Aerostructures*	22,466	274
CRA International*	800	25
Crane	17,309	1,080
Cubic	1,849	96
Curtiss-Wright	4,377	324
Deluxe	65,087	4,510
DigitalGlobe*	44,908	1,530
Douglas Dynamics	2,071	47
Ducommun*	900	23
DXP Enterprises*	1,196	53
Dycom Industries*	47,159	2,303
Dynamic Materials	1,100	14
Echo Global Logistics*	2,100	57
EMCOR Group	66,650	3,097
Encore Wire	1,851	70
Energy Recovery*	4,100	11
EnerSys	3,919	252
Engility Holdings	1,600	48
Ennis	2,200	31
Enphase Energy*	1,600	21

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
EnPro Industries	2,100	$138
Erickson*	600	3
ESCO Technologies	2,500	97
Esterline Technologies*	2,835	324
ExOne*	1,100	15
Exponent	1,200	107
Federal Signal	5,896	93
Forward Air	2,891	157
Franklin Covey*	900	17
Franklin Electric	4,269	163
FreightCar America	1,000	31
FTI Consulting*	3,709	139
FuelCell Energy*	19,800	25
Furmanite*	3,195	25
G&K Services, Cl A	1,846	134
GenCorp*	5,393	125
Generac Holdings*	24,409	1,188
General Cable	4,442	77
General Finance*	1,200	10
Genesee & Wyoming, Cl A*	11,700	1,128
Gibraltar Industries*	2,700	44
Global Brass & Copper Holdings	1,800	28
Global Power Equipment Group	1,400	18
Golden Ocean Group	3,490	17
Gorman-Rupp	1,800	54
GP Strategies*	1,200	44
GrafTech International*	10,080	39
Graham	900	22
Granite Construction	90,929	3,195
Great Lakes Dredge & Dock*	5,100	31
Greenbrier	2,500	145
Griffon	3,700	64
H&E Equipment Services	2,731	68
Harsco	267,690	4,619
Hawaiian Holdings*	64,600	1,423
Healthcare Services Group	6,378	205
Heartland Express	5,084	121
HEICO	6,002	367
Heidrick & Struggles International	1,700	42
Heritage-Crystal Clean*	1,100	13
Herman Miller	77,373	2,148
Hexcel	61,832	3,180
Hill International*	2,900	10
Hillenbrand	5,616	173
HNI	4,005	221
Houston Wire & Cable	1,400	14
Hub Group, Cl A*	3,382	133
Hurco	700	23
Huron Consulting Group*	2,137	141
Hyster-Yale Materials Handling	973	71
ICF International*	1,900	78
InnerWorkings*	140,400	943
Insperity	2,100	110
Insteel Industries	1,775	38
Interface, Cl A	32,223	670

Description	Shares	Value (000)
International Shipholding	600	$7
JetBlue Airways*	121,145	2,332
John Bean Technologies	2,600	93
Kadant	1,000	53
Kaman	2,445	104
KBR	11,147	161
Kelly Services, Cl A	2,348	41
KEYW Holding*	2,800	23
Kforce	2,400	54
Kimball International, Cl B	2,900	30
Knight Transportation	51,000	1,645
Knoll	94,948	2,225
Korn	4,566	150
Kratos Defense & Security Solutions*	3,700	20
Layne Christensen*	1,900	10
LB Foster, Cl A	900	43
Lindsay	1,100	84
LMI Aerospace*	900	11
LSI Industries	2,100	17
Lydall*	1,505	48
Manitex International*	1,400	14
Marten Transport	51,206	1,188
Masonite International*	20,666	1,390
MasTec*	6,102	118
Matson	3,965	168
Matthews International, Cl A	32,605	1,679
McGrath RentCorp	37,906	1,247
Meritor*	9,100	115
Middleby*	16,226	1,666
Miller Industries	900	22
Mistras Group*	1,600	31
Mobile Mini	4,218	180
Moog, Cl A*	3,709	278
MSA Safety	2,670	133
Mueller Industries	5,074	183
Mueller Water Products, Cl A	14,790	146
Multi-Color	1,100	76
MYR Group*	2,000	63
National Presto Industries	500	32
Navigant Consulting*	4,264	55
Navios Maritime Holdings	6,700	28
NCI Building Systems*	2,400	41
Neff, Cl A*	1,100	12
NL Industries	900	7
NN	1,500	38
Norcraft*	70,500	1,803
Nortek*	800	71
Northwest Pipe*	900	21
Omega Flex	200	5
On Assignment*	66,281	2,543
Orbital ATK	17,900	1,372
Orion Marine Group*	2,300	20
PAM Transportation Services*	300	17
Park-Ohio Holdings	800	42
Patrick Industries*	800	50

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Patriot Transportation Holding*	200	$5
Paylocity Holding*	22,400	642
Pendrell*	15,900	21
Performant Financial*	3,200	11
PGT*	69,300	774
Plug Power*	14,292	37
Ply Gem Holdings*	2,100	27
PMFG*	19,926	93
Polypore International*	4,081	240
Powell Industries	934	32
Power Solutions International*	400	26
PowerSecure International*	122,033	1,606
Preformed Line Products	300	13
Primoris Services	3,300	57
Proto Labs*	2,028	142
Quad	2,400	55
Quality Distribution*	72,170	746
Quanex Building Products	3,100	61
Quest Resource Holding*	800	1
Raven Industries	3,170	65
RBC Bearings	2,060	158
Regal-Beloit	33,260	2,658
Republic Airways Holdings*	4,600	63
Resources Connection	3,700	65
Revolution Lighting Technologies*	391,863	435
Rexnord*	6,805	182
Roadrunner Transportation Systems*	72,389	1,829
Robert Half International	46,065	2,787
RPX*	4,800	69
Rush Enterprises, Cl A*	3,172	87
Ryder System	10,810	1,026
Safe Bulkers	3,200	11
Saia*	2,229	99
Scorpio Bulkers*	11,269	27
SIFCO Industries	250	5
Simpson Manufacturing	3,685	138
SkyWest	4,800	70
SP Plus*	23,134	505
Sparton*	900	22
Standex International	1,140	94
Steelcase, Cl A	165,136	3,129
Sterling Construction*	1,800	8
Stock Building Supply Holdings*	52,700	952
Sun Hydraulics	2,027	84
Swift Transportation, Cl A*	115,304	2,999
TAL International Group	3,047	124
TASER International*	5,012	121
TCP International Holdings*	400	1
Team*	1,844	72
Teledyne Technologies*	3,193	341
Tennant	1,641	107
Tetra Tech	75,593	1,816
Textainer Group Holdings	2,000	60
Thermon Group Holdings*	2,900	70
Titan International	3,700	35

Description	Shares	Value (000)
Titan Machinery*	22,100	$295
Trex*	3,100	169
TriMas*	4,199	129
TriNet Group*	1,400	49
Trinity Industries	87,740	3,115
TrueBlue*	3,689	90
Tutor Perini*	3,509	82
Twin Disc	700	12
Ultrapetrol Bahamas*	2,700	4
UniFirst	25,173	2,963
United Stationers	3,563	146
Universal Forest Products	1,823	101
Universal Truckload Services	700	18
US Ecology	2,000	100
USA Truck*	700	19
UTi Worldwide*	8,510	105
Viad	1,800	50
Vicor*	1,600	24
Virgin America*	1,400	43
VSE	400	33
Wabash National*	122,970	1,734
WABCO Holdings*	4,600	565
Wabtec	13,700	1,302
WageWorks*	3,100	165
Watsco	2,370	298
Watts Water Technologies, Cl A	2,595	143
Werner Enterprises	4,000	126
Wesco Aircraft Holdings*	4,806	74
West	3,600	121
Woodward	5,992	306
Xerium Technologies*	1,100	18
XPO Logistics*	87,280	3,968
YRC Worldwide*	2,842	51

		139,102

Information Technology – 17.4%
A10 Networks*	1,300	6
ACI Worldwide*	45,468	985
Activision Blizzard	93,200	2,117
Actua*	29,012	449
Acxiom*	7,105	131
ADTRAN	102,250	1,909
Advanced Energy Industries*	32,700	839
Advent Software	4,641	205
Aerohive Networks*	500	2
Agilysys*	1,400	14
Alliance Fiber Optic Products	1,200	21
Allot Communications*	177,700	1,562
Alpha & Omega Semiconductor*	1,800	16
Ambarella*	2,600	197
Amber Road*	900	8
American Software, Cl A	2,000	20
Amkor Technology*	7,800	69
Angie’s List*	3,761	22
Anixter International*	2,500	190
Applied Micro Circuits*	6,700	34

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Applied Optoelectronics*	1,200	$17
Aruba Networks*	9,602	235
Aspen Technology*	64,550	2,484
Attunity*	21,909	220
Audience*	1,400	6
AVG Technologies*	45,400	983
Avnet	60,730	2,702
Axcelis Technologies*	9,700	23
Badger Meter	1,268	76
Bankrate*	5,868	67
Barracuda Networks*	26,375	1,015
Bazaarvoice*	4,300	24
Bel Fuse, Cl B	900	17
Belden	24,868	2,327
Benchmark Electronics*	34,000	817
Benefitfocus*	500	18
Black Box	1,300	27
Blackbaud	4,229	200
Blackhawk Network Holdings, Cl A*	4,834	173
Blucora*	3,858	53
Borderfree*	700	4
Bottomline Technologies*	59,303	1,623
Brightcove*	3,200	23
BroadSoft*	2,528	85
Brocade Communications Systems	250,490	2,971
Brooks Automation	6,100	71
Cabot Microelectronics*	2,206	110
CACI International, Cl A*	2,169	195
CalAmp*	3,374	55
Calix*	3,500	29
Callidus Software*	102,463	1,299
Canadian Solar*	72,500	2,422
Carbonite*	1,700	24
Cardtronics*	3,963	149
Care.com*	500	4
Cascade Microtech*	1,300	18
Cass Information Systems	1,100	62
Cavium*	31,890	2,259
CEVA*	51,800	1,104
ChannelAdvisor*	1,800	17
Checkpoint Systems	3,600	39
Ciber*	6,500	27
Ciena*	9,446	182
Cimpress*	3,019	255
Cirrus Logic*	5,600	186
Clearfield*	1,200	18
Cognex*	7,819	388
Coherent*	2,236	145
Cohu	86,422	945
CommScope Holding*	35,000	999
CommVault Systems*	4,338	190
Computer Task Group	1,500	11
comScore*	58,149	2,977
Comtech Telecommunications	1,400	41
Comverse*	1,900	37

Description	Shares	Value (000)
Constant Contact*	37,119	$1,418
Control4*	1,300	16
Convergys	9,131	209
Cornerstone OnDemand*	4,902	142
Coupons.com*	1,200	14
Covisint*	4,411	9
Cray*	3,800	107
CSG Systems International	3,170	96
CTS	3,166	57
CUI Global*	2,000	12
Cvent*	1,700	48
Cyan*	3,000	12
Cypress Semiconductor	27,569	389
Daktronics	3,200	35
Datalink*	1,900	23
Dealertrack Technologies*	30,630	1,180
Demand Media*	800	5
Demandware*	2,700	164
Dice Holdings*	3,300	29
Diebold	78,709	2,791
Digi International*	2,000	20
Digimarc*	700	15
Diodes*	3,400	97
Dot Hill Systems*	5,000	27
DSP Group*	2,200	26
DST Systems	25,810	2,858
DTS*	1,500	51
EarthLink Holdings	8,700	39
Eastman Kodak*	1,500	28
Ebix	2,400	73
Electro Rent	1,600	18
Electro Scientific Industries	2,400	15
Electronics For Imaging*	47,909	2,000
Ellie Mae*	2,599	144
EMCORE*	151,302	823
Emulex*	120,464	960
Endurance International Group Holdings*	52,895	1,008
EnerNOC*	2,300	26
Entegris*	12,509	171
Entropic Communications*	7,300	22
Envestnet*	27,400	1,537
EPAM Systems*	3,200	196
Epiq Systems	2,700	48
ePlus*	500	43
Euronet Worldwide*	44,428	2,610
EVERTEC	5,892	129
Everyday Health*	800	10
Exar*	3,400	34
ExlService Holdings*	2,902	108
Extreme Networks*	300,300	949
F5 Networks*	9,740	1,120
Fabrinet*	3,300	63
Fair Isaac	2,906	258

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Fairchild Semiconductor International, Cl A*	10,500	$191
FARO Technologies*	26,138	1,624
FEI	3,806	291
Finisar*	9,290	198
Five9*	1,500	8
Fleetmatics Group*	17,891	802
FormFactor*	5,100	45
Forrester Research	1,000	37
Fortinet*	60,235	2,105
Gartner*	8,900	746
Gigamon*	41,525	882
GigOptix*	105,841	128
Global Cash Access Holdings*	6,078	46
Global Payments	26,760	2,453
Global Sources*	1,473	9
Globant*	700	15
Glu Mobile*	7,600	38
Gogo*	5,200	99
GrubHub*	800	36
GSI Group*	60,354	804
GTT Communications*	1,300	25
Guidance Software*	1,700	9
Guidewire Software*	6,173	325
Hackett Group	2,400	21
Harmonic*	7,627	57
Heartland Payment Systems	3,303	155
Higher One Holdings*	3,300	8
HubSpot*	500	20
IGATE*	3,300	141
II-VI*	4,935	91
Immersion*	2,352	22
Imperva*	2,040	87
Infinera*	115,677	2,275
Infoblox*	42,505	1,015
Information Services Group	3,500	14
Inphi*	2,682	48
Insight Enterprises*	26,274	749
Integrated Device Technology*	112,448	2,251
Integrated Silicon Solution	2,800	50
Interactive Intelligence Group*	1,500	62
InterDigital	3,400	173
Internap*	5,200	53
Intersil, Cl A	11,566	166
Intevac*	2,400	15
Intralinks Holdings*	3,400	35
InvenSense, Cl A*	6,629	101
IPG Photonics*	5,800	538
Itron*	28,600	1,044
Ixia*	5,300	64
IXYS	2,000	25
j2 Global	23,989	1,576
Jive Software*	4,200	22
Kemet*	3,700	15
Kimball Electronics*	2,150	30

Description	Shares	Value (000)
Knowles*	10,900	$210
Kofax*	7,000	77
Kopin*	6,500	23
KVH Industries*	1,300	20
Lattice Semiconductor*	11,012	70
Lexmark International, Cl A	66,213	2,802
Limelight Networks*	5,800	21
Lionbridge Technologies*	5,400	31
Liquidity Services*	32,800	324
Littelfuse	2,011	200
LivePerson*	4,640	47
LogMeIn*	15,221	852
Luxoft Holding, Cl A*	700	36
M/A-COM TTechnology Solutions Holdings*	1,200	45
Manhattan Associates*	6,830	346
ManTech International, Cl A	2,100	71
Marchex, Cl B	3,500	14
Marin Software*	2,700	17
Marketo*	2,391	61
Mavenir Systems*	1,100	20
MAXIMUS	6,060	405
MaxLinear, Cl A*	2,700	22
Maxwell Technologies*	3,000	24
Mellanox Technologies*	9,875	448
Mentor Graphics	8,692	209
Mercury Systems*	51,000	793
Mesa Laboratories	300	22
Methode Electronics	3,400	160
Micrel	134,274	2,025
Microsemi*	53,023	1,877
MicroStrategy, Cl A*	800	135
Millennial Media*	7,400	11
MKS Instruments	4,938	167
MobileIron*	1,200	11
Mobileye*	13,020	547
Model N*	78,606	940
ModusLink Global Solutions*	3,600	14
MoneyGram International*	2,486	21
Monolithic Power Systems	3,500	184
Monotype Imaging Holdings	3,610	118
Monster Worldwide*	8,400	53
MoSys*	51,311	108
MTS Systems	1,395	106
Multi-Fineline Electronix*	700	13
Nanometrics*	2,100	35
NeoPhotonics*	87,201	589
NETGEAR*	3,069	101
NetScout Systems*	3,300	145
NeuStar, Cl A*	5,200	128
Newport*	3,650	70
NIC	6,090	108
NICE-Systems ADR	16,525	1,007
Nimble Storage*	900	20
Numerex, Cl A*	1,400	16

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
NVE	400	$28
Oclaro*	9,200	18
OmniVision Technologies*	5,162	136
OPOWER*	800	8
OSI Systems*	1,810	134
Palo Alto Networks*	8,815	1,288
Park City Group*	1,000	14
Park Electrochemical	1,773	38
ParkerVision*	9,500	8
Paycom Software*	21,875	701
PC Connection	1,000	26
PDF Solutions*	2,700	48
Pegasystems	3,339	73
Perficient*	3,006	62
Pericom Semiconductor	1,900	29
Photronics*	6,194	53
Plantronics	3,774	200
Plexus*	3,032	124
PMC-Sierra*	15,618	145
Polycom*	12,777	171
Power Integrations	2,783	145
PRGX Global*	2,800	11
Procera Networks*	1,700	16
Progress Software*	4,764	129
Proofpoint*	40,446	2,394
PROS Holdings*	56,933	1,407
Q2 Holdings*	62,100	1,313
QAD, Cl A	600	15
Qlik Technologies*	8,022	250
QLogic*	8,115	120
Qorvo*	34,322	2,736
Qualys*	27,300	1,269
Quantum*	371,375	594
QuickLogic*	5,400	10
QuinStreet*	3,300	20
Rackspace Hosting*	43,015	2,219
Radisys*	40,327	87
Radware*	140,080	2,929
Rally Software Development*	44,729	702
Rambus*	10,600	133
RealD*	3,400	43
RealNetworks*	2,200	15
RealPage*	4,800	97
Reis	723	19
RetailMeNot*	2,700	49
Rightside Group*	800	8
Rocket Fuel*	1,600	15
Rofin-Sinar Technologies*	2,600	63
Rogers*	20,300	1,669
Rosetta Stone*	2,100	16
Rovi*	29,100	530
Rubicon Project*	700	13
Rubicon Technology*	2,400	9
Ruckus Wireless*	49,500	637
Rudolph Technologies*	2,800	31

Description	Shares	Value (000)
Sanmina*	7,415	$179
Sapiens International*	2,047	17
ScanSource*	2,609	106
Science Applications International	3,609	185
SciQuest*	2,600	44
Seachange International*	2,800	22
Semtech*	6,208	165
ServiceNow*	43,235	3,405
ServiceSource International*	5,700	18
ShoreTel*	289,900	1,977
Shutterstock*	1,397	96
Silicon Graphics International*	2,900	25
Silicon Laboratories*	4,000	203
Silver Spring Networks*	2,900	26
SolarEdge Technologies*	23,046	505
SolarWinds*	16,600	851
Sonus Networks*	4,496	35
Speed Commerce*	4,700	3
SPS Commerce*	12,900	866
SS&C Technologies Holdings	24,828	1,547
Stamps.com*	44,430	2,991
Super Micro Computer*	3,100	103
Sykes Enterprises*	3,500	87
Synaptics*	3,282	267
Synchronoss Technologies*	3,214	153
SYNNEX	2,594	200
Syntel*	2,800	145
Take-Two Interactive Software*	7,522	191
Tangoe*	3,300	46
TechTarget*	1,400	16
TeleCommunication Systems, Cl A*	3,900	15
Telenav*	2,700	21
TeleTech Holdings	1,500	38
TESSCO Technologies	500	12
Tessera Technologies	25,147	1,013
Textura*	1,600	43
TiVo*	8,391	89
Travelzoo*	700	7
Tremor Video*	3,700	9
TrueCar*	800	14
TTM Technologies*	4,600	41
TubeMogul*	200	3
Tyler Technologies*	11,942	1,439
Ubiquiti Networks	2,760	82
Ultimate Software Group*	2,529	430
Ultra Clean Holdings*	2,500	18
Ultratech*	2,404	42
Unisys*	4,761	111
Universal Display*	3,653	171
Unwired Planet*	9,700	6
Varonis Systems*	500	13
VASCO Data Security International*	2,700	58
Veeco Instruments*	3,626	111
VeriFone Systems*	25,830	901
Verint Systems*	31,794	1,969

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
ViaSat*	3,673	$219
Viasystems Group*	500	9
Violin Memory*	6,800	26
VirnetX Holding*	3,600	22
Virtusa*	2,299	95
Vishay Intertechnology	198,370	2,740
Vishay Precision Group*	1,200	19
Vitesse Semiconductor*	5,500	29
Vringo*	8,300	5
Web.com Group*	4,751	90
WebMD Health, Cl A*	3,590	157
WEX*	3,446	370
Wix.com*	1,200	23
Xcerra*	4,600	41
XO Group*	2,500	44
Xoom*	2,700	40
Yodlee*	700	9
YuMe*	1,900	10
Zendesk*	1,000	23
Zix*	5,800	23

		147,425

Materials – 4.4%
A Schulman	2,628	127
AEP Industries*	400	22
AK Steel Holding*	16,252	73
AM Castle*	2,400	9
American Vanguard	2,500	27
Ampco-Pittsburgh	700	12
AptarGroup	40,950	2,601
AuRico Gold	103,400	286
Avery Dennison	49,335	2,610
Axiall	6,257	294
Balchem	2,665	148
Berry Plastics Group*	48,450	1,753
Boise Cascade*	3,507	131
Calgon Carbon	5,000	105
Century Aluminum*	4,764	66
Chase	600	26
Chemtura*	6,548	179
Clearwater Paper*	1,700	111
Cliffs Natural Resources	421,480	2,028
Coeur Mining*	8,976	42
Commercial Metals	16,444	266
Compass Minerals International	11,927	1,112
Deltic Timber	1,042	69
Ferro*	6,503	82
Flotek Industries*	4,700	69
FutureFuel	2,200	23
Globe Specialty Metals	92,151	1,743
Gold Resource	4,100	13
Graphic Packaging Holding	108,945	1,584
Greif, Cl A	35,649	1,400
Handy & Harman*	400	16
Hawkins	900	34
Haynes International	30,237	1,349

Description	Shares	Value (000)
HB Fuller	4,568	$196
Headwaters*	118,500	2,173
Hecla Mining	34,222	102
Horsehead Holding*	4,929	62
Innophos Holdings	2,003	113
Innospec	2,244	104
Intrepid Potash*	5,174	60
Kaiser Aluminum	1,608	124
KapStone Paper and Packaging	7,629	251
KMG Chemicals	900	24
Koppers Holdings	1,748	34
Kraton Performance Polymers*	41,449	838
Kronos Worldwide	125,466	1,587
Louisiana-Pacific*	12,703	210
LSB Industries*	1,700	70
Marrone Bio Innovations*	1,200	5
Materion	1,953	75
Minerals Technologies	3,107	227
Molycorp*	15,300	6
Myers Industries	2,498	44
Neenah Paper	1,464	92
Noranda Aluminum Holding	132,026	392
Olin	7,129	228
Olympic Steel	900	12
OM Group	74,898	2,248
OMNOVA Solutions*	4,000	34
PH Glatfelter	3,976	109
PolyOne	78,783	2,942
Quaker Chemical	1,210	104
Rentech*	19,100	21
Resolute Forest Products*	6,100	105
RTI International Metals*	2,800	101
Ryerson Holding*	600	4
Schnitzer Steel Industries, Cl A	2,258	36
Schweitzer-Mauduit International	2,744	127
Scotts Miracle-Gro, Cl A	18,975	1,275
Senomyx*	3,500	15
Sensient Technologies	4,437	306
Silgan Holdings	12,300	715
Stepan	1,700	71
Stillwater Mining*	11,128	144
SunCoke Energy	6,224	93
Trecora Resources*	1,600	20
Tredegar	2,100	42
Trinseo*	1,000	20
Tronox, Cl A	5,697	116
UFP Technologies*	600	14
United States Lime & Minerals	200	13
Universal Stainless & Alloy Products*	700	18
US Concrete*	1,200	41
Vulcan Materials	31,875	2,687
Walter Energy	6,946	4
Wausau Paper	3,600	34
Worthington Industries	4,632	123

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Zep	1,900	$32

		37,053

Telecommunication Services – 0.7%
8x8*	188,568	1,583
Alteva*	17,198	124
Atlantic Telegraph-Network	892	62
Boingo Wireless*	1,900	14
Cincinnati Bell*	19,200	68
Cogent Communications Holdings	4,251	149
Consolidated Communications Holdings	4,596	94
FairPoint Communications*	1,800	32
General Communication, Cl A*	3,100	49
Globalstar*	25,682	86
Hawaiian Telcom Holdco*	900	24
IDT, Cl B	1,500	27
inContact*	129,130	1,407
Inteliquent	2,800	44
Intelsat*	2,400	29
Iridium Communications*	7,548	73
Lumos Networks	1,616	25
magicJack VocalTec*	1,700	12
NTELOS Holdings	2,100	10
ORBCOMM*	4,700	28
Premiere Global Services*	4,144	40
RingCentral, Cl A*	108,903	1,670
Shenandoah Telecommunications	2,100	65
Spok Holdings	1,800	35
Vonage Holdings*	16,300	80

		5,830

Utilities – 1.1%
Abengoa Yield	2,700	91
AGL Resources	17,300	858
ALLETE	32,221	1,700
American States Water	3,573	142
Artesian Resources, Cl A	700	15
Atlantic Power	10,400	29
Avista	5,400	185
Black Hills	4,019	203
California Water Service Group	4,300	105
Chesapeake Utilities	1,290	65
Cleco	5,524	301
Connecticut Water Service	923	34
Dynegy, Cl A*	11,037	348
El Paso Electric	3,658	141
Empire District Electric	37,781	938
IDACORP	4,474	281
Laclede Group	3,900	200
MGE Energy	3,182	141
Middlesex Water	1,500	34
New Jersey Resources	7,616	237
Northwest Natural Gas	2,440	117
NorthWestern	4,300	231
NRG Yield, Cl A	2,122	108
ONE Gas	4,700	203

Description	Shares	Value (000)
Ormat Technologies	3,000	$114
Otter Tail	3,374	109
Pattern Energy Group, Cl A	3,901	110
Piedmont Natural Gas	7,023	259
PNM Resources	7,209	211
Portland General Electric	7,100	263
SJW	1,500	46
South Jersey Industries	2,998	163
Southwest Gas	4,205	245
Spark Energy, Cl A	200	3
TerraForm Power, Cl A	2,600	95
UIL Holdings	5,063	260
Unitil	1,217	42
Vivint Solar*	1,800	22
WGL Holdings	4,753	268
York Water	1,300	32

		8,949

Total Common Stock (Cost $763,673) (000)		803,497

Exchange Traded Fund — 3.4%
iShares Russell 2000 Index Fund	232,815	28,951

Total Exchange Traded Fund (Cost $29,344) (000)		28,951

Short-Term Investment (C) — 1.4%
State Street Institutional Liquid Reserves Fund, Cl Institutional, 0.000%	12,208,098	12,208

Total Short-Term Investment (Cost $12,208) (000)		12,208

Total Investments — 99.6% (Cost $805,225) (000) †		$844,656

Percentages are based on Net Assets of $848,295 (000).

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Russell 2000 Index E-MINI	16	Jun-2015	$23

For the period ended March 31, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At March 31, 2015, this security amounted to $1,087 (000) or 0.13% of Net Assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of March 31, 2015.

ADR — American Depositary Receipt

Cl — Class

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $805,225 (000), and the unrealized appreciation and depreciation were $56,773 (000) and $(17,342) (000), respectively.

As of March 31, 2015, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “-” are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Common Stock — 95.8%
Australia – 2.7%
AGL Energy	15,670	$181
ALS	47,643	180
Alumina	596,939	730
Amcor	48,207	515
AMP	67,754	332
Ansell	3,996	84
APA Group	25,326	175
Asciano	21,574	104
ASX	4,115	130
Aurizon Holdings	47,712	176
AusNet Services	41,355	46
Australia & New Zealand Banking Group	63,442	1,770
Bank of Queensland	8,372	88
Bendigo & Adelaide Bank	9,622	92
BHP Billiton	86,387	2,042
BlueScope Steel	94,252	300
Boral	17,185	84
Brambles	35,927	315
Caltex Australia	2,816	75
Coca-Cola Amatil	89,306	733
Cochlear	1,257	87
Commonwealth Bank of Australia	36,592	2,604
Computershare	10,768	104
Crown Resorts	7,848	80
CSL	10,771	756
Dexus Property Group‡	19,193	111
DuluxGroup	39,539	193
Fairfax Media	591,836	430
Federation Centres‡	33,270	77
Flight Centre Travel Group	1,071	32
Fortescue Metals Group	34,218	51
Goodman Group‡	39,728	192
GPT Group‡	35,877	125
GUD Holdings	3,453	22
Harvey Norman Holdings	13,709	46
Healthscope	24,272	57
Iluka Resources	62,709	406
Incitec Pivot	36,861	114
Insurance Australia Group	52,650	245
Leighton Holdings	1,944	31
Lend Lease Group	11,965	152
Macquarie Group	6,614	386
Medibank*	65,309	115
Metcash	125,573	148
Mirvac Group‡	78,460	120
National Australia Bank	53,484	1,570
Newcrest Mining*	17,457	178
Novion Property Group‡	45,110	86
Orica	99,601	1,518
Origin Energy	24,754	213
Orora	34,000	59
Platinum Asset Management	5,133	31

Description	Shares	Value (000)
Premier Investments	3,000	$29
Qantas Airways*	9,442	22
QBE Insurance Group	30,563	304
Ramsay Health Care	3,069	156
REA Group	1,020	38
Rio Tinto PLC	9,941	433
SAI Global	50,516	159
Santos	37,003	201
Scentre Group‡	121,858	347
Seek	7,366	96
Sigma Pharmaceuticals	181,235	123
Sonic Healthcare	8,080	126
Stockland‡	53,849	185
Suncorp Group	29,112	299
Sydney Airport	25,384	100
Tabcorp Holdings	16,826	61
Tatts Group	33,261	101
Telstra	96,526	464
Toll Holdings	70,810	478
TPG Telecom	5,030	35
Transpacific Industries Group	495,542	300
Transurban Group	40,178	292
Treasury Wine Estates	16,320	64
Wesfarmers	25,471	853
Westfield‡	44,690	325
Westpac Banking	70,209	2,106
Woodside Petroleum	16,913	445
Woolworths	28,697	645
WorleyParsons	4,295	31

		27,309

Austria – 0.2%
ANDRITZ	6,158	369
Erste Group Bank	6,530	161
IMMOFINANZ	19,915	59
Oesterreichische Post	9,344	460
OMV	3,104	85
Raiffeisen Bank International	2,306	32
Vienna Insurance Group Wiener Versicherung Gruppe	948	42
voestalpine	2,432	89
Wienerberger	28,758	460

		1,757

Belgium – 0.7%
Ageas	4,720	170
Anheuser-Busch InBev	33,930	4,152
Belgacom	3,343	117
Colruyt	1,601	70
Delhaize Group	2,290	206
Groupe Bruxelles Lambert	1,725	143
KBC Groep	28,024	1,734
Solvay	1,278	185
Telenet Group Holding*	1,219	67
UCB	2,836	205
Umicore	2,441	102

		7,151

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Brazil – 1.5%
B2W Cia Digital*	49,668	$314
Banco do Brasil	215,400	1,553
Banco Santander Brasil ADR	24,529	108
Bematech	27,400	83
Brasil Pharma*	138,942	29
Braskem ADR	46,552	323
BRF	15,200	301
CETIP - Mercados Organizados	39,800	397
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	67,735	2,021
Cia de Saneamento de Minas Gerais-COPASA	9,100	53
Cia Energetica de Minas Gerais ADR	278,359	1,138
EDP - Energias do Brasil	160,600	524
Fibria Celulose*	80,300	1,141
Grendene	47,500	249
Grupo BTG Pactual	30,200	240
Itau Unibanco Holding ADR	122,358	1,354
JBS	399,900	1,778
Kepler Weber	2,700	23
Light	80,600	364
LPS Brasil Consultoria de Imoveis	78,900	131
Magazine Luiza	126,700	200
Marfrig Global Foods*	58,100	73
MRV Engenharia e Participacoes	200,700	501
Porto Seguro	31,300	348
Rodobens Negocios Imobiliarios	7,500	17
Sao Martinho	17,600	214
Telefonica Brasil ADR	80,872	1,237
TOTVS	40,800	469
Via Varejo*	26,100	135
WEG	15,100	152

		15,470

Canada – 1.2%
Brookfield Asset Management, Cl A	10,139	542
Canadian National Railway	72,909	4,876
Canadian Natural Resources	38,053	1,166
Loblaw	38,836	1,899
Rogers Communications, Cl B	20,756	695
Suncor Energy	17,389	508
Valeant Pharmaceuticals International*	10,659	2,117

		11,803

Chile – 0.1%
Cia Cervecerias Unidas	58,503	608
Cia Sud Americana de Vapores*	3,215,578	126
Quinenco	189,814	389
Sociedad Quimica y Minera de Chile ADR	7,708	141

		1,264

China – 2.8%
361 Degrees International	138,000	40
Agricultural Bank of China, Cl H	453,000	224
Air China, Cl H	210,000	214
Ajisen China Holdings	470,000	270
Alibaba Group Holding ADR*	4,479	373

Description	Shares	Value (000)
Baidu ADR*	3,794	$791
Bank of China, Cl H	7,712,000	4,457
Bank of Communications, Cl H	1,116,000	957
Beijing Capital International Airport, Cl H	132,000	129
BYD Electronic International	291,000	368
CECEP COSTIN New Materials Group	106,000	41
China Construction Bank, Cl H	7,218,000	5,995
China Eastern Airlines, Cl H*	944,000	600
China Galaxy Securities, Cl H	99,500	114
China Life Insurance, Cl H	102,000	447
China Merchants Bank, Cl H	266,500	651
China Railway Construction, Cl H	182,000	272
China Railway Group, Cl H	886,000	907
China Southern Airlines, Cl H	1,064,000	749
China Telecom, Cl H	3,830,000	2,455
China Zhongwang Holdings	319,600	143
Chongqing Rural Commercial Bank, Cl H	391,000	254
Datang International Power Generation, Cl H	446,000	228
Fufeng Group	138,000	84
Goodbaby International Holdings	319,000	103
Harbin Electric, Cl H	290,000	180
Huaneng Power International, Cl H	764,000	905
Huaxin Cement, Cl B	95,296	116
Jingwei Textile Machinery, Cl H	36,000	48
Jintian Pharmaceutical Group	181,000	70
Li Ning*	1,126,792	639
Maanshan Iron & Steel, Cl H	386,000	111
Mindray Medical International ADR	8,389	229
NetEase ADR	18,731	1,972
Peak Sport Products	376,000	107
Shenzhen Expressway, Cl H	574,000	449
Shenzhou International Group Holdings	20,579	93
Sichuan Expressway, Cl H	124,000	52
Sinotruk Hong Kong	545,000	326
SOHO China	346,000	236
Stella International Holdings	22,028	53
TravelSky Technology, Cl H	568,000	654
Tsingtao Brewery, Cl H	60,000	402
Want Want China Holdings	100,996	107
Wumart Stores, Cl H	299,000	217
Xingda International Holdings	111,000	30
Xiwang Special Steel	393,000	57
Yangzijiang Shipbuilding Holdings	47,000	43
Yingde Gases Group	165,000	123

		28,085

Colombia – 0.0%
Bancolombia ADR	11,500	452

		452

Cyprus – 0.0%
Global Ports Investments GDR	31,116	155

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Czech Republic – 0.1%
CEZ	30,700	$751
Komercni Banka	1,536	332

		1,083

Denmark – 1.6%
AP Moeller - Maersk, Cl B	247	512
Carlsberg, Cl B	31,550	2,606
Coloplast, Cl B	37,291	2,823
Danske Bank	21,543	569
DSV	3,753	117
GN Store Nord	50,064	1,118
ISS*	2,908	92
Novo Nordisk, Cl B	74,655	3,997
Novozymes, Cl B	5,374	246
Pandora	2,578	235
TDC	17,300	124
Topdanmark*	7,644	229
Tryg	475	56
Vestas Wind Systems	56,895	2,357
William Demant Holding*	10,970	931

		16,012

Finland – 0.8%
Cargotec, Cl B	3,147	109
Elisa	3,269	82
Fortum	9,947	209
Kone, Cl B	7,190	319
Metso	22,871	668
Neste Oil	2,764	73
Nokia	83,403	638
Nokian Renkaat	13,307	398
Orion, Cl B	2,254	64
Sampo, Cl A	65,208	3,297
Stora Enso, Cl R	11,672	120
Tikkurila	68,916	1,318
UPM-Kymmene	11,906	232
Wartsila, Cl B	11,598	514

		8,041

France – 7.0%
Accor	3,931	205
Aeroports de Paris	682	82
Air France-KLM*	57,883	509
Air Liquide	52,199	6,724
Alcatel-Lucent*	63,073	239
Alstom	5,124	158
Arkema	1,571	125
AtoS	1,842	127
AXA	72,035	1,816
BNP Paribas	46,457	2,826
Bollore	20,562	110
Bouygues	3,920	154
Bureau Veritas	65,101	1,399
Capital Gemini	3,213	264
Carrefour	16,491	551
Casino Guichard Perrachon	1,355	120
Christian Dior	1,221	231
Cie de Saint-Gobain	10,377	456

Description	Shares	Value (000)
Cie Generale des Etablissements Michelin	4,242	$423
CNP Assurances	4,000	70
Credit Agricole	23,627	347
Danone	96,003	6,464
Dassault Systemes	23,890	1,622
Edenred	22,104	552
Electricite de France	5,755	138
Essilor International	4,653	534
Eurazeo	951	65
Eurofins Scientific	2,427	654
Eutelsat Communications	3,641	121
Fonciere Des Regions ‡	744	74
GDF Suez	173,657	3,437
Gecina ‡	620	84
Groupe Eurotunnel	83,432	1,196
Hermes International	1,921	678
ICADE ‡	860	78
Iliad	620	145
Imerys	2,378	175
JCDecaux	1,698	57
Kering	1,714	335
Klepierre ‡	1,972	97
Lafarge	4,204	273
Lagardere	2,544	76
Legrand	51,358	2,781
L’Oreal	5,760	1,061
LVMH Moet Hennessy Louis Vuitton	32,697	5,771
Natixis	21,895	164
Neopost	9,101	501
Numericable-SFR*	2,290	125
Orange	42,617	686
Pernod Ricard	53,885	6,382
Peugeot	9,277	156
Publicis Groupe	4,352	336
Remy Cointreau	499	37
Renault	4,390	400
Rexel	6,205	117
Safran	6,655	465
Sanofi	31,882	3,151
Schneider Electric	87,918	6,840
SCOR	3,482	118
Societe BIC	654	93
Societe Generale	16,642	805
Sodexo	2,111	206
Suez Environnement	6,798	117
Technip	3,904	237
Thales	7,807	434
TOTAL	55,689	2,771
Unibail-Rodamco ‡	2,256	608
Valeo	1,694	253
Vallourec	10,176	249
Veolia Environnement	9,929	188
Vicat	3,398	249
Vinci	10,728	614
Vivendi	27,907	694

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Wendel	722	$86
Zodiac Aerospace	4,397	146

		70,632

Germany – 7.2%
adidas	6,729	533
Allianz	10,448	1,818
Axel Springer	10,506	621
BASF	39,288	3,910
Bayer	91,081	13,706
Bayerische Motoren Werke	20,331	2,545
Beiersdorf	51,283	4,461
Brenntag	9,455	567
Celesio	1,080	32
Commerzbank*	22,040	305
Continental	2,531	600
CTS Eventim & KGaA	13,686	431
Daimler	21,999	2,123
Deutsche Annington Immobilien	8,028	271
Deutsche Bank	31,609	1,100
Deutsche Boerse	4,364	357
Deutsche Lufthansa	5,196	73
Deutsche Post	22,239	696
Deutsche Telekom	149,482	2,741
Deutsche Wohnen	6,517	167
E.ON	71,719	1,070
Fielmann	3,399	228
Fraport Frankfurt Airport Services Worldwide	941	56
Fresenius & KGaA	8,636	516
Fresenius Medical Care & KGaA	31,665	2,637
GEA Group	8,416	407
Gerresheimer	1,454	80
Hannover Rueck	3,375	349
HeidelbergCement	3,210	255
Henkel & KGaA	2,663	275
HUGO BOSS	1,332	162
Infineon Technologies	26,190	313
K+S	4,099	134
Kabel Deutschland Holding	516	67
LANXESS	2,026	108
Linde	28,016	5,713
MAN	805	85
Merck KGaA	50,098	5,632
METRO	3,584	122
MTU Aero Engines	10,931	1,074
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,923	847
OSRAM Licht	1,957	97
ProSiebenSat.1 Media	68,778	3,380
RWE	11,246	288
SAP	83,392	6,055
Siemens	18,119	1,962
Symrise	10,078	638
Telefonica Deutschland Holding	14,583	84
ThyssenKrupp	10,312	271
TUI	84,299	1,484

Description	Shares	Value (000)
United Internet	2,937	$134
Volkswagen	688	178

		71,758

Greece – 0.1%
Aegean Airlines	24,357	195
Alpha Bank AE*	103,445	31
Athens Water Supply & Sewage	11,513	66
Ellaktor	6,925	13
Intracom Holdings*	29,411	13
Metka	3,497	33
Motor Oil Hellas Corinth Refineries	5,293	39
Mytilineos Holdings*	15,516	93
Public Power	22,622	139
Tsakos Energy Navigation*	82,699	676

		1,298

Guernsey – 0.0%
Friends Life Group	32,356	199

Hong Kong – 3.5%
AIA Group	1,134,800	7,144
APT Satellite Holdings	98,000	111
ASM Pacific Technology	6,000	62
Bank of East Asia	27,269	109
BOC Hong Kong Holdings	85,000	303
Cathay Pacific Airways	24,000	56
Cheung Kong Infrastructure Holdings	13,000	112
China Mengniu Dairy	131,000	696
China Merchants Holdings International	64,000	250
China Mobile	321,500	4,198
China Power International Development	412,000	216
China Resources Enterprise	446,805	876
China Travel International Investment Hong Kong	230,000	75
China Unicom Hong Kong	2,036,000	3,099
CK Hutchison Holdings	31,000	635
CLP Holdings	43,500	380
Daphne International Holdings	550,000	184
Esprit Holdings	850,000	863
First Pacific	556,000	555
Galaxy Entertainment Group	52,000	237
Genting Singapore	135,000	91
Global Brands Group Holding*	5,762,000	1,130
GOME Electrical Appliances Holding	4,404,000	636
Guangdong Yueyun Transportation Company, Cl H	143,000	117
Guangnan Holdings	260,000	37
Hang Lung Properties	48,000	135
Hang Seng Bank	17,500	317
Henderson Land Development	23,832	167
HKT Trust	57,740	74
Hong Kong & China Gas	142,200	329
Hong Kong Exchanges and Clearing	24,653	604
Hongkong & Shanghai Hotels	298,286	419
Hopson Development Holdings*	52,000	38
Huabao International Holdings	276,000	205

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Hutchison Whampoa	176,000	$2,443
Hysan Development	15,000	66
Jardine Matheson Holdings	19,600	1,239
Kerry Properties	13,000	45
Kingboard Laminates Holdings	98,500	40
Li & Fung	2,710,000	2,646
Link ‡	50,500	311
MGM China Holdings	23,600	44
MTR	31,500	150
New World Development	134,969	157
Noble Group	98,000	66
NWS Holdings	36,697	61
PCCW	83,136	51
People’s Insurance Group of China, Cl H	647,000	329
Power Assets Holdings	30,500	312
Real Nutriceutical Group	174,000	50
Scud Group	252,000	34
Shangri-La Asia	26,000	36
Shenguan Holdings Group	73,259	22
Sino Land	64,172	105
SJM Holdings	48,000	63
Skyworth Digital Holdings	354,000	279
SmarTone Telecommunications Holdings	70,904	135
Sun Hung Kai Properties	38,893	600
Swire Pacific, Cl A	14,500	198
Swire Properties	26,800	87
TCC International Holdings	114,000	41
Techtronic Industries	31,500	106
Television Broadcasts	64,800	400
Tianjin Port Development Holdings	658,000	142
WH Group* (A)	78,949	45
Wharf Holdings	34,000	237
Wheelock	20,000	102
Wynn Macau	32,800	71
Xiamen International Port, Cl H	758,000	215
Yue Yuen Industrial Holdings	15,000	53
Yuzhou Properties	225,000	53

		35,494

India – 0.8%
Infosys ADR	125,626	4,406
Tata Motors ADR	64,860	2,923
WNS Holdings ADR*	50,063	1,218

		8,547

Indonesia – 1.3%
Adaro Energy	1,540,100	112
Agung Podomoro Land	9,369,800	315
Bank Mandiri Persero	2,938,700	2,804
Bank Negara Indonesia Persero	5,596,600	3,093
Bank Pembangunan Daerah Jawa Timur	912,100	38
Bank Rakyat Indonesia Persero	3,430,600	3,482
Benakat Integra	3,542,800	27
Delta Dunia Makmur*	3,345,500	34
Dharma Satya Nusantara	185,000	65

Description	Shares	Value (000)
Elnusa	2,968,800	$120
Kawasan Industri Jababeka	2,741,600	69
Pakuwon Jati	2,961,200	117
Panin Financial*	4,957,300	128
PT Energi Mega Persada*	13,967,200	94
PT Multipolar*	5,074,000	371
Telekomunikasi Indonesia Persero	2,974,900	658
Tunas Baru Lampung	924,300	46
United Tractors	599,300	999
Vale Indonesia	149,000	37
XL Axiata	369,600	123

		12,732

Ireland – 0.6%
Bank of Ireland*	4,800,475	1,826
CRH	23,580	614
DCC	13,955	833
Experian	78,630	1,303
Irish Continental Group	75,233	336
Kerry Group, Cl A	3,603	242
Paddy Power	9,587	822
Ryanair Holdings ADR	700	47

		6,023

Israel – 0.3%
Bank Hapoalim	25,021	121
Bank Leumi Le-Israel*	31,577	117
Bezeq The Israeli Telecommunication	44,326	83
Check Point Software Technologies*	12,870	1,055
Delek Group	88	23
Israel	72	25
Israel Chemicals	10,314	73
Mizrahi Tefahot Bank*	2,580	26
NICE-Systems	1,177	72
Teva Pharmaceutical Industries	19,485	1,222

		2,817

Italy – 1.3%
Assicurazioni Generali	25,902	510
Atlantia	9,271	244
Banca Monte dei Paschi di Siena*	107,246	71
Banco Popolare*	7,997	125
CNH Industrial	119,540	979
Davide Campari-Milano	19,657	137
Enel	146,605	664
Enel Green Power	39,116	73
Eni	57,616	999
EXOR	2,123	97
Fiat Chrysler Automobiles*	19,871	324
Finmeccanica	9,267	110
Intesa Sanpaolo	374,604	1,270
Luxottica Group	37,990	2,414
Mediobanca	13,368	128
Piaggio & C	404,758	1,237
Pirelli & C.	5,128	85
Prysmian	4,228	87
Saipem	59,224	605
Snam	48,496	236
Telecom Italia	363,480	396

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Terna Rete Elettrica Nazionale	35,308	$156
UniCredit	278,908	1,898
Unione di Banche Italiane	19,540	153
UnipolSai	18,094	53

		13,051

Japan – 15.9%
ABC-Mart	700	41
Acom*	11,500	40
Advantest	4,100	52
Aeon	14,500	159
AEON Financial Service	2,800	70
Aeon Mall	2,300	46
Air Water	4,000	72
Aisin Seiki	4,200	153
Ajinomoto	13,000	286
Alfresa Holdings	73,900	1,044
Amada Holdings	8,500	82
ANA Holdings	29,000	78
Aozora Bank	27,000	96
Asahi Glass	23,000	151
Asahi Group Holdings	8,800	280
Asahi Kasei	29,000	278
Asics	3,700	101
Astellas Pharma	86,500	1,420
Azbil	12,700	345
Bank of Kyoto	8,000	84
Bank of Yokohama	94,000	552
Benesse Holdings	1,700	54
Bridgestone	15,000	602
Brother Industries	5,400	86
Calbee	1,800	78
Canon	25,700	910
Casio Computer	4,300	82
Central Japan Railway	3,300	598
Chiba Bank	82,000	603
Chiyoda	3,000	26
Chubu Electric Power	15,200	182
Chugai Pharmaceutical	5,300	167
Chugoku Bank	3,400	51
Chugoku Electric Power	6,800	89
Citizen Holdings	5,300	41
COLOPL*	1,000	22
Credit Saison	3,200	58
Dai Nippon Printing	13,000	127
Daicel	6,000	72
Daihatsu Motor	4,300	66
Dai-ichi Life Insurance	152,500	2,218
Daiichi Sankyo	14,300	227
Daikin Industries	5,300	356
Daito Trust Construction	1,600	179
Daiwa House Industry	13,500	267
Daiwa Securities Group	39,000	308
Denso	125,000	5,714
Dentsu	22,100	948
Don Quijote Holdings	1,300	106
East Japan Railway	27,400	2,203

Description	Shares	Value (000)
Eisai	5,700	$406
Electric Power Development	3,500	118
FamilyMart	1,400	59
FANUC	21,300	4,662
Fast Retailing	1,200	465
Fuji Electric	14,000	66
Fuji Heavy Industries	13,600	453
FUJIFILM Holdings	84,800	3,024
Fujitsu	271,000	1,851
Fukuoka Financial Group	17,000	88
GungHo Online Entertainment	8,100	32
Gunma Bank	8,000	54
Hachijuni Bank	9,000	64
Hakuhodo DY Holdings	5,800	62
Hamamatsu Photonics	3,200	97
Hankyu Hanshin Holdings	27,000	167
Hikari Tsushin	400	26
Hino Motors	5,700	82
Hirose Electric	735	95
Hiroshima Bank	12,000	65
Hisamitsu Pharmaceutical	1,200	49
Hitachi	415,000	2,848
Hitachi Chemical	2,500	54
Hitachi Construction Machinery	2,100	37
Hitachi High-Technologies	1,500	46
Hitachi Metals	14,000	215
Hokuhoku Financial Group	30,000	67
Hokuriku Electric Power	3,400	45
Honda Motor	204,200	6,645
Hoya	161,700	6,496
Hulic	5,000	56
Ibiden	2,500	42
Idemitsu Kosan	2,100	37
IHI	31,000	146
Iida Group Holdings	4,000	50
Inpex	247,600	2,736
Isetan Mitsukoshi Holdings	85,300	1,414
Isuzu Motors	13,200	176
ITOCHU	36,100	392
Itochu Techno-Solutions	800	17
Iyo Bank	5,800	69
J Front Retailing	5,600	88
Japan Airlines	3,000	93
Japan Display	7,000	25
Japan Exchange Group	6,100	177
Japan Prime Realty Investment ‡	19	66
Japan Real Estate Investment ‡	30	141
Japan Retail Fund Investment ‡	58	115
Japan Tobacco	125,000	3,961
JFE Holdings	79,600	1,762
JGC	5,000	100
Joyo Bank	15,000	77
JSR	4,000	69
JTEKT	4,700	74
JX Holdings	52,700	203
Kajima	19,000	88

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Kakaku.com	3,700	$62
Kamigumi	5,000	47
Kaneka	6,000	42
Kansai Electric Power	15,600	149
Kansai Paint	5,000	91
Kao	44,800	2,241
Kawasaki Heavy Industries	32,000	162
KDDI	39,600	898
Keihan Electric Railway	11,000	67
Keikyu	11,000	88
Keio	13,000	102
Keisei Electric Railway	6,000	75
Keyence	1,000	547
Kikkoman	4,000	127
Kinden	13,000	163
Kintetsu Group Holdings	43,000	158
Kirin Holdings	116,800	1,535
Kobe Steel	71,000	131
Koito Manufacturing	2,000	60
Komatsu	21,300	420
Konami	2,400	45
Konica Minolta	10,300	105
Kubota	26,000	413
Kuraray	7,900	107
Kurita Water Industries	2,100	51
Kyocera	63,100	3,469
Kyowa Hakko Kirin	5,000	65
Kyushu Electric Power	9,700	94
Lawson	1,400	97
LIXIL Group	33,000	783
M3	4,200	89
Mabuchi Motor	1,200	64
Makita	2,600	135
Marubeni	37,000	215
Marui Group	78,900	898
Maruichi Steel Tube	1,300	31
Mazda Motor	12,300	250
McDonald’s Holdings Japan	1,700	38
Medipal Holdings	3,500	46
MEIJI Holdings	1,400	171
Minebea	7,000	111
Miraca Holdings	1,300	60
Mitsubishi	79,100	1,597
Mitsubishi Chemical Holdings	31,500	183
Mitsubishi Electric	45,000	536
Mitsubishi Estate	83,000	1,930
Mitsubishi Gas Chemical	8,000	39
Mitsubishi Heavy Industries	248,000	1,369
Mitsubishi Logistics	40,000	626
Mitsubishi Materials	26,000	88
Mitsubishi Motors	15,200	138
Mitsubishi Tanabe Pharma	5,200	89
Mitsubishi UFJ Financial Group	555,200	3,443
Mitsubishi UFJ Lease & Finance	12,400	62
Mitsui	38,800	521
Mitsui Chemicals	21,000	68

Description	Shares	Value (000)
Mitsui Fudosan	22,000	$647
Mitsui OSK Lines	24,000	82
Mixi	800	32
Mizuho Financial Group	1,286,200	2,264
MS&AD Insurance Group Holdings	77,900	2,189
Murata Manufacturing	4,600	634
Nabtesco	2,800	81
Nagoya Railroad	19,000	76
Namco Bandai Holdings	37,900	739
NEC	58,000	171
Nexon	3,000	32
NGK Insulators	6,000	128
NGK Spark Plug	3,900	105
NH Foods	28,000	646
NHK Spring	4,200	44
Nidec	4,900	326
Nikon	7,800	105
Nintendo	8,200	1,208
Nippon Building Fund ‡	32	157
Nippon Electric Glass	8,000	39
Nippon Express	19,000	106
Nippon Paint Holdings	3,200	117
Nippon Prologis ‡	32	71
Nippon Steel & Sumitomo Metal	173,000	436
Nippon Suisan Kaisha	89,800	273
Nippon Telegraph & Telephone	50,200	3,096
Nippon Yusen	35,000	101
Nissan Motor	56,500	577
Nisshin Seifun Group	5,340	63
Nissin Foods Holdings	1,300	64
Nitori Holdings	1,600	109
Nitto Denko	3,500	234
NOK	2,000	60
Nomura Holdings	82,700	486
Nomura Real Estate Holdings	2,500	45
Nomura Research Institute	2,500	94
NSK	11,000	161
NTT Data	40,500	1,766
NTT DOCOMO	35,100	610
NTT Urban Development	2,000	20
Obayashi	193,000	1,254
Odakyu Electric Railway	14,000	143
Oji Holdings	18,000	74
Olympus*	5,400	201
Omron	4,600	208
Ono Pharmaceutical	1,900	215
Onward Holdings	55,000	384
Oracle Japan	1,000	43
Oriental Land	4,800	364
ORIX	30,200	425
Osaka Gas	44,000	184
Otsuka	1,200	51
Otsuka Holdings	31,100	975
Panasonic	50,800	668
Park24	2,600	53
Rakuten	17,900	316

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Recruit Holdings	3,000	$94
Resona Holdings	283,500	1,410
Ricoh	15,700	171
Rinnai	900	67
Rohm	2,300	158
Sankyo	1,100	39
Sanrio	900	24
Santen Pharmaceutical	8,000	117
SBI Holdings	5,100	62
Secom	23,000	1,538
Sega Sammy Holdings	27,400	401
Seibu Holdings	3,000	78
Seiko Epson	6,000	107
Sekisui Chemical	10,000	130
Sekisui House	59,500	865
Seven & i Holdings	67,300	2,836
Seven Bank	12,800	63
Sharp	34,000	67
Shikoku Electric Power	4,600	57
Shimadzu	5,000	56
Shimamura	600	56
Shimano	1,800	268
Shimizu	68,000	461
Shin-Etsu Chemical	32,200	2,108
Shinsei Bank	38,000	76
Shionogi	6,700	224
Shiseido	39,200	697
Shizuoka Bank	13,000	130
Showa Shell Sekiyu	4,400	40
SMC	1,200	359
SoftBank	22,000	1,281
Sompo Japan Nipponkoa Holdings	31,300	975
Sony	26,100	694
Sony Financial Holdings	3,900	63
Stanley Electric	3,000	68
Sumitomo	25,600	274
Sumitomo Chemical	414,000	2,134
Sumitomo Dainippon Pharma	3,300	39
Sumitomo Electric Industries	79,300	1,042
Sumitomo Forestry	30,600	335
Sumitomo Heavy Industries	13,000	85
Sumitomo Metal Mining	12,000	176
Sumitomo Mitsui Financial Group	89,200	3,422
Sumitomo Mitsui Trust Holdings	76,000	314
Sumitomo Realty & Development	8,000	288
Sumitomo Rubber Industries	4,200	78
Suntory Beverage & Food	3,000	129
Suruga Bank	4,000	83
Suzuken	1,870	57
Suzuki Motor	8,200	247
Sysmex	3,400	189
T&D Holdings	13,600	188
Taiheiyo Cement	26,000	80
Taisei	24,000	136
Taisho Pharmaceutical Holdings	700	52
Taiyo Nippon Sanso	4,000	55

Description	Shares	Value (000)
Takashimaya	7,000	$69
Takeda Pharmaceutical	17,900	895
TDK	2,800	199
Teijin	21,000	71
Terumo	117,300	3,100
THK	2,800	71
Tobu Railway	23,000	109
Toho	2,800	69
Toho Gas	10,000	58
Tohoku Electric Power	75,200	856
Tokio Marine Holdings	15,900	602
Tokyo Electric Power*	31,900	121
Tokyo Electron	3,900	272
Tokyo Gas	52,000	329
Tokyo Tatemono	10,000	73
Tokyu	26,000	161
Tokyu Fudosan Holdings	10,900	75
TonenGeneral Sekiyu	7,000	61
Toppan Printing	12,000	93
Toray Industries	33,000	277
Toshiba	91,000	382
TOTO	7,000	104
Toyo Seikan Group Holdings	59,000	867
Toyo Suisan Kaisha	25,300	893
Toyoda Gosei	1,700	38
Toyota Industries	19,400	1,113
Toyota Motor	103,100	7,206
Toyota Tsusho	5,000	133
Trend Micro	2,300	76
Unicharm	8,300	218
United Urban Investment‡	57	89
USS	5,100	88
West Japan Railway	26,500	1,394
Yahoo Japan	32,400	134
Yakult Honsha	2,000	140
Yamada Denki	103,500	427
Yamaguchi Financial Group	5,000	58
Yamaha	4,100	72
Yamaha Motor	5,800	140
Yamato Holdings	56,100	1,297
Yamato Kogyo	700	17
Yamazaki Baking	3,000	54
Yaskawa Electric	5,100	75
Yokogawa Electric	5,000	54
Yokohama Rubber	5,000	52

		159,350

Jersey – 0.2%
Delphi Automotive PLC	29,965	2,389
Randgold Resources	1,951	136

		2,525

Luxembourg – 0.2%
Altice*	1,975	214
ArcelorMittal	63,772	602
Millicom International Cellular	5,266	382
O’Key Group GDR	50,512	184
Oriflame Cosmetics	1,600	21

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
RTL Group	851	$82
SES	6,920	245
Tenaris	10,104	142
Ternium ADR	8,233	149

		2,021

Macau – 0.0%
Sands China	56,000	232

Malaysia – 0.7%
AirAsia	705,800	454
Allianz Malaysia	9,000	30
Brem Holding	205,400	57
British American Tobacco Malaysia	8,000	148
Cahya Mata Sarawak	496,100	603
Carlsberg Brewery Malaysia	23,200	85
DiGi.Com	317,100	539
Engtex Group	86,100	23
Faber Group	42,200	38
George Kent Malaysia	127,200	42
Guinness Anchor	10,000	38
Hong Leong Industries	19,900	24
Hua Yang	51,600	29
Insas	330,800	79
JCY International	378,500	72
KSL Holdings	645,000	378
Land & General	877,700	118
LBS Bina Group	104,000	42
Malaysia Building Society	292,000	173
Malaysian Pacific Industries	84,200	159
MISC	97,400	223
Muda Holdings	62,500	32
Muhibbah Engineering	205,600	123
OSK Property Holdings	44,800	24
Pharmaniaga	25,900	42
Press Metal	39,200	35
Protasco	246,500	106
Scientex	21,600	39
Sunway	287,800	284
Syarikat Takaful Malaysia	6,000	21
TA Enterprise	139,600	28
Telekom Malaysia	1,159,800	2,276
Tiong NAM Logistics Holdings	81,600	25
Top Glove	60,700	90
Tropicana	80,600	22
Unisem	431,200	254
VS Industry	148,800	171
WTK Holdings	488,200	156
YTL Power International	539,005	218

		7,300

Mexico – 1.5%
America Movil, Cl L ADR	237,779	4,864
Banregio Grupo Financiero*	16,574	84
Gruma, Cl B	61,372	1,040
Grupo Aeromexico*	276,892	477
Grupo Aeroportuario del Pacifico, Cl B	146,210	1,303
Grupo Aeroportuario del Sureste ADR	367	49

Description	Shares	Value (000)
Grupo Comercial Chedraui*	132,300	$401
Grupo Financiero Inbursa, Cl O	993,259	2,504
Grupo Financiero Interacciones, Cl O	177,106	1,172
Industrias Bachoco ADR	267	13
Megacable Holdings*	32,374	127
OHL Mexico*	820,297	1,550
Prologis Property Mexico‡	43,838	79
Vitro*	41,639	91
Wal-Mart de Mexico	544,794	1,357

		15,111

Netherlands – 3.9%
Aegon	41,047	324
Airbus Group	26,399	1,716
Akzo Nobel	78,905	5,975
ASML Holding	10,434	1,064
Boskalis Westminster	25,597	1,261
Corio‡	1,725	97
Delta Lloyd	4,498	85
Gemalto	1,716	137
Heineken	46,103	3,521
Heineken Holding	2,158	149
ING Groep*	459,377	6,739
James Hardie Industries	9,481	110
Koninklijke Ahold	67,238	1,327
Koninklijke DSM	3,925	219
Koninklijke KPN	271,906	924
Koninklijke Philips	51,251	1,456
Koninklijke Vopak	1,613	89
NN Group*	3,747	106
OCI*	1,766	55
QIAGEN*	5,533	140
Randstad Holding	94,912	5,764
Reed Elsevier	15,994	399
Royal Dutch Shell, Cl A	201,094	6,106
STMicroelectronics	15,124	141
TNT Express	10,238	65
Unilever	37,038	1,550
Wolters Kluwer	6,760	221

		39,740

New Zealand – 0.1%
Auckland International Airport	19,666	66
Contact Energy	9,563	43
Fletcher Building	14,678	92
Meridian Energy	27,065	41
Mighty River Power	15,091	35
Ryman Healthcare	7,535	44
Spark New Zealand	253,600	565

		886

Norway – 0.3%
DNB	52,691	848
Gjensidige Forsikring	4,380	76
Norsk Hydro	28,974	152
Orkla	17,912	136
Schibsted	11,095	643
Statoil	57,989	1,029
Telenor	17,211	348

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Yara International	4,155	$211

		3,443

Panama – 0.0%
Avianca Holdings ADR	3,928	44

Peru – 0.1%
Cia de Minas Buenaventura ADR	23,903	242
Credicorp	7,421	1,044

		1,286

Philippines – 0.3%
ABS-CBN Holdings	61,800	87
Cebu Air	270,790	515
Energy Development	2,740,600	521
First Gen	898,300	613
Globe Telecom	7,150	322
GT Capital Holdings	6,400	192
Lopez Holdings	1,661,400	318
Pepsi-Cola Products Philippines*	725,000	66
San Miguel	144,580	218
Vista Land & Lifescapes	1,009,400	194
Xurpas*	219,500	49

		3,095

Poland – 0.6%
Asseco Poland	16,913	263
Bank Pekao	1,936	94
Boryszew*	28,124	47
Ciech	3,026	43
Enea	149,141	650
Energa	114,545	753
Fabryki Mebli Forte	3,800	59
Getin Noble Bank*	85,205	38
Grupa Kety	253	20
Orange Polska	321,323	808
PGE	378,477	2,080
Polski Koncern Naftowy Orlen	73,132	1,144
Polskie Gornictwo Naftowe i Gazownictwo	92,541	134
Trakcja*	21,426	58
Zespol Elektrowni Patnow Adamow Konin	280	2

		6,193

Portugal – 0.0%
Banco Comercial Portugues, Cl R*	759,424	78
Banco Espirito Santo* (B)	46,916	-
EDP - Energias de Portugal	51,816	194
Galp Energia	8,159	88
Jeronimo Martins	6,261	79

		439

Qatar – 0.0%
Barwa Real Estate	29,866	370
Mannai	4,584	131

		501

Russia – 0.3%
Globaltrans Investment GDR	13,181	60
Lukoil OAO ADR	6,787	312
Magnitogorsk Iron & Steel Works GDR	56,380	187

Description	Shares	Value (000)
Sberbank of Russia ADR	206,778	$908
Sistema GDR	82,600	611
Surgutneftegas OAO ADR	173,726	1,071
United RUSAL*	51,000	32
Yandex, Cl A*	16,710	253

		3,434

Singapore – 1.1%
Ascendas ‡	44,000	83
CapitaCommercial Trust ‡	42,000	54
CapitaLand	55,000	143
CapitaMall Trust ‡	53,000	85
City Developments	9,000	66
ComfortDelGro	46,000	97
DBS Group Holdings	351,143	5,209
Global Logistic Properties	72,000	139
Golden Agri-Resources	163,000	50
Great Eastern Holdings	58,000	1,052
GuocoLeisure	250,000	168
Haw Par	13,900	87
Hutchison Port Holdings Trust, Cl U	128,000	89
Jardine Cycle & Carriage	3,000	90
Keppel	32,000	209
Oversea-Chinese Banking	68,545	528
Sembcorp Industries	20,000	62
Sembcorp Marine	17,000	36
Singapore Airlines	12,000	104
Singapore Exchange	19,000	113
Singapore Press Holdings	36,000	110
Singapore Technologies Engineering	37,000	94
Singapore Telecommunications	585,400	1,868
StarHub	15,000	48
Suntec ‡	51,000	69
United Industrial	24,000	60
United Overseas Bank	43,588	731
UOL Group	11,257	63
Wilmar International	44,000	105

		11,612

South Africa – 1.8%
Aeci	4,269	42
African Bank Investments (B)	638,711	-
Anglo American Platinum*	1,848	45
Astral Foods	3,506	52
Barclays Africa Group	14,443	220
Barloworld	25,200	193
Blue Label Telecoms	149,723	107
Capital Property Fund ‡	60,673	70
Clicks Group	100,931	761
Comair	12,724	6
FirstRand	855,977	3,940
Foschini Group	8,304	124
Gold Fields ADR	16,558	66
Hulamin	54,835	38
Investec	55,752	462
JSE	3,739	38
Liberty Holdings	21,367	296
MMI Holdings	60,998	165

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Mpact	11,854	$42
MTN Group	25,434	430
Murray & Roberts Holdings	319,194	360
Netcare	187,519	645
Oceana Group	4,049	34
Old Mutual	133,552	443
Peregrine Holdings	93,567	200
Sanlam	93,740	606
Sappi*	123,654	499
Sasol	45,746	1,555
Sibanye Gold	559,892	1,312
SPAR Group	11,173	174
Standard Bank Group	251,623	3,485
Steinhoff International Holdings	129,685	813
Telkom	109,811	717

		17,940

South Korea – 3.5%
Aekyung Petrochemical	513	32
Asia Paper Manufacturing	1,464	44
BGF retail	785	81
BH*	5,894	51
CJ O Shopping	489	101
CKH Food & Health*	116,805	485
Dae Han Flour Mills	229	38
Daedong	8,015	38
Daeduck Electronics	22,500	195
Daesung Holdings	3,710	36
Daewoo Securities	10,861	127
Daou Data	19,087	215
DAP*	6,942	34
Dayou Smart Aluminium	77,280	96
DK UIL	3,201	51
Dong-A Hwasung, Cl A	6,581	40
Dongbu Securities	8,251	43
Dongwon Development	1,770	66
Dongwon F&B	354	129
Dongyang E&P	10,103	123
DRB Industrial	2,794	38
Eusu Holdings*	10,158	86
GMB Korea	5,250	30
GS Home Shopping	520	104
Hana Financial Group	23,320	604
Hanil Cement	880	145
Hanil E-Hwa	9,130	131
Heungkuk Fire & Marine Insurance*	9,159	35
Hite Jinro	4,760	95
Huvis	5,330	48
HwaSung Industrial	10,892	176
Hyundai Hy Communications & Networks	10,918	49
Hyundai Motor	5,770	876
Ilji Technology	3,304	37
Jahwa Electronics	8,785	126
Jinro Distillers	1,394	38
KB Financial Group	13,490	478
KG Chemical	1,920	30

Description	Shares	Value (000)
Kia Motors	63,165	$2,574
KISCO	1,295	37
Kolon Industries	5,637	255
Korea Electric Power	73,180	3,034
Korea Flange	2,892	42
KT	12,619	330
Kukbo Design	2,215	36
Kumkang Kind	2,366	167
Kunsul Chemical Industrial	920	49
Kwangju Bank*	5,257	39
Kyobo Securities	3,946	44
Kyungchang Industrial	16,273	123
LF	1,609	46
LG Display ADR	177,864	2,545
LG Innotek	9,391	982
LG Uplus	49,650	492
Lotte Shopping	3,190	683
Mobase	4,391	69
Moorim Paper	35,210	87
Nice Information & Telecommunication	14,278	344
NVH Korea	11,697	46
RedcapTour	1,671	45
S&T Motiv	1,240	61
S-1, Cl 1	4,535	343
Saeron Automotive	4,310	39
Sam Young Electronics	8,260	109
Samkee Automotive	9,668	39
Samsung Electronics	9,712	12,614
Samyang Genex	366	41
Seah Besteel	3,277	99
SeAH Holdings	225	35
SeAH Special Steel	3,085	66
Sejong Industrial	3,340	35
Seoyeon	3,086	44
Sewon Precision Industry	1,240	33
Shindaeyang Paper	1,116	40
Shinhan Financial Group	29,020	1,097
SK Gas	601	49
SK Hynix	76,860	3,156
SL	3,748	63
Ssangyong Cement Industrial*	4,042	59
Tongyang Life Insurance	7,647	80
TS	1,470	32

		35,354

Spain – 1.7%
Abertis Infraestructuras	9,019	163
Acciona*	5,947	459
Acerinox	44,563	748
ACS Actividades de Construccion y Servicios	4,047	144
Aena* (A)	1,323	133
Amadeus IT Holding, Cl A	73,395	3,154
Banco Bilbao Vizcaya Argentaria	139,887	1,415
Banco de Sabadell	76,347	187
Banco Popular Espanol	39,950	196

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Banco Santander	447,540	$3,377
Bankia*	107,642	150
Bankinter	14,557	111
CaixaBank	50,759	241
Distribuidora Internacional de Alimentacion	13,334	104
Enagas	4,328	124
Endesa	7,005	136
Ferrovial	9,057	192
Gas Natural SDG	7,813	176
Grifols	3,210	138
Iberdrola	117,054	755
Inditex	24,314	781
International Consolidated Airlines Group*	17,997	162
Mapfre	21,046	77
Mediaset Espana Comunicacion	36,282	455
Red Electrica	2,424	197
Repsol	23,795	444
Telefonica	111,250	1,586
Viscofan	13,955	854
Zardoya Otis	4,167	54

		16,713

Sweden – 1.9%
Alfa Laval	7,403	146
Assa Abloy, Cl B	48,000	2,865
Atlas Copco, Cl A	24,063	755
Boliden	6,128	122
Electrolux	5,173	148
Elekta, Cl B	8,000	72
Getinge, Cl B	4,515	112
Hennes & Mauritz, Cl B	108,497	4,403
Hexagon, Cl B	5,543	197
Husqvarna, Cl B	8,795	64
ICA Gruppen	1,669	56
Industrivarden, Cl C	3,381	64
Investment Kinnevik, Cl B	5,231	175
Investor, Cl B	10,410	415
Lundin Petroleum*	4,519	62
Modern Times Group, Cl B	13,105	402
Nordea Bank	108,404	1,326
Sandvik	23,924	268
Securitas, Cl B	7,131	102
Skandinaviska Enskilda Banken, Cl A	34,669	406
Skanska, Cl B	8,484	191
SKF, Cl B	8,852	229
Svenska Cellulosa, Cl B	13,219	305
Svenska Handelsbanken, Cl A	49,342	2,231
Swedbank, Cl A	20,618	493
Swedish Match	25,322	746
Tele2, Cl B	7,309	87
Telefonaktiebolaget LM Ericsson, Cl B	140,592	1,770
TeliaSonera	59,451	378
Volvo, Cl B	35,065	425

		19,015

Description	Shares	Value (000)
Switzerland – 6.5%
ABB	55,639	$1,181
Actelion	2,391	277
Adecco	18,975	1,582
Aryzta*	2,039	125
Baloise Holding	1,127	149
Barry Callebaut	56	55
Chocoladefabriken Lindt & Sprungli	25	250
Cie Financiere Richemont	30,529	2,460
Coca-Cola	4,488	81
Credit Suisse Group	35,025	944
EMS-Chemie Holding	189	77
Geberit	6,216	2,335
Givaudan	211	383
Helvetia Holding	233	126
Holcim	5,234	391
Julius Baer Group	5,226	262
Kuehne + Nagel International	9,140	1,359
Logitech International	38,103	504
Lonza Group	1,253	157
Nestle	191,758	14,483
Novartis	111,525	11,034
Pargesa Holding	788	55
Partners Group Holding	415	124
Roche Holding	43,079	11,884
Schindler Holding	1,555	257
SGS	128	245
Sika	49	175
Sonova Holding	17,953	2,500
Sulzer	599	66
Swatch Group	1,909	401
Swiss Life Holding	747	185
Swiss Prime Site	1,379	120
Swiss Re	8,088	783
Swisscom	542	315
Syngenta	2,135	727
Transocean	8,678	126
UBS Group*	432,838	8,160
Zurich Insurance Group	3,425	1,160

		65,498

Taiwan – 2.6%
Advanced Semiconductor Engineering ADR	279,023	2,009
AU Optronics ADR	463,190	2,321
ChipMOS TECHNOLOGIES	13,900	343
Chroma ATE*	27,000	67
Delta Electronics	86,000	543
Hon Hai Precision Industry GDR	289,698	1,680
Siliconware Precision Industries ADR	300,959	2,462
Taiwan Semiconductor Manufacturing	850,205	15,669
Yungtay Engineering	387,000	899

		25,993

Thailand – 1.3%
Advanced Information Technology	159,100	193
AP Thailand	262,500	58
Asia Plus Group Holdings Securities	438,100	52

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Bangkok Bank	187,500	$1,067
Bangkok Expressway	76,800	92
Cal-Comp Electronics Thailand	829,992	104
Delta Electronics Thailand	171,600	397
Dhipaya Insurance	16,800	19
Electricity Generating	14,500	68
GFPT	1,808,000	633
Hana Microelectronics	682,600	923
Kasikornbank PLC	136,800	966
KCE Electronics	523,600	853
KGI Securities Thailand	399,600	48
Krung Thai Bank	685,700	481
Krungthai Card	48,000	143
Lalin Property	282,000	34
Loxley	513,100	65
Major Cineplex Group	45,700	46
MFEC	216,800	55
MK Real Estate	283,600	45
Padaeng Industry PLC	67,600	37
Pruksa Real Estate	66,900	60
PTT	343,100	3,407
PTT Global Chemical	501,000	804
Pylon	116,100	31
Raimon Land*	3,087,200	162
Ratchaburi Electricity Generating Holding	157,000	295
Regional Container Lines*	164,800	46
RS	164,000	78
SC Asset	330,300	37
Siam Cement	13,500	212
Siamgas & Petrochemicals	496,400	177
SNC Former	76,300	36
Somboon Advance Technology	67,400	40
Sri Trang Agro-Industry	106,400	39
Sriracha Construction	91,700	87
Srithai Superware	442,500	35
SVI	664,000	92
Syntec Construction	2,491,000	246
Thai Vegetable Oil	176,300	117
Thanachart Capital	388,400	415
Tipco Asphalt	12,200	40

		12,835

Turkey – 1.1%
Adana Cimento Sanayii, Cl A	70,647	182
Akcansa Cimento	36,973	249
Akfen Gayrimenkul Yatirim Ortakligi ‡*	81,138	51
Albaraka Turk Katilim Bankasi	44,267	29
Anadolu Anonim Turk Sigorta Sirketi	148,517	75
Baticim Bati Anadolu Cimento Sanayii	28,063	74
Bossa Ticaret Ve Sanayi Isletmeleri Tas	34,718	30
Celebi Hava Servisi*	16,773	190
Cimsa Cimento Sanayi ve Ticaret	107,157	630
EGE Endustri VE Ticaret	3,722	343
EGE Seramik Sanayi ve Ticaret	22,722	37

Description	Shares	Value (000)
Goodyear Lastikleri	22,283	$587
Gubre Fabrikalari	107,083	264
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	17,351	37
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl A*	153,199	142
KOC Holding	16,899	77
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret*	76,167	154
ODAS Elektrik Uretim ve Sanayi Ticaret*	48,832	166
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	86
Soda Sanayii	276,766	613
Tat Gida Sanayi*	111,303	155
Tupras Turkiye Petrol Rafinerileri	11,971	284
Turk Hava Yollari*	571,867	1,890
Turkiye Garanti Bankasi	228,882	751
Turkiye Is Bankasi, Cl C	919,209	2,076
Turkiye Sise ve Cam Fabrikalari	113,992	141
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	613
Vestel Elektronik Sanayi ve Ticaret*	470,230	1,042

		10,968

United Arab Emirates – 0.0%
Air Arabia	1,145,485	443

United Kingdom – 15.9%
3i Group	156,813	1,123
Aberdeen Asset Management	20,279	138
Admiral Group	39,955	907
Aggreko	6,088	138
Amec Foster Wheeler	28,378	381
Anglo American	12,191	185
Anglo American PLC	32,195	483
Antofagasta	15,576	169
ARM Holdings	31,932	523
Ashtead Group	11,464	184
Associated British Foods	8,150	341
AstraZeneca	28,859	1,981
Aviva	67,071	537
Babcock International Group	5,311	78
BAE Systems	233,613	1,814
Barclays PLC	1,464,868	5,272
Barratt Developments	28,271	222
Berendsen	15,573	258
Betfair Group	23,166	768
BG Group PLC	304,836	3,749
BHP Billiton	85,044	1,859
BP	748,544	4,848
British American Tobacco	44,443	2,300
British Land‡	21,695	268
BT Group, Cl A	186,428	1,211
Bunzl	75,078	2,040
Burberry Group	10,109	260
Cable & Wireless Communications	600,194	543
Capita	129,609	2,145
Carnival	24,735	1,209

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Centrica	137,326	$515
Close Brothers Group	6,431	149
Cobham	24,677	111
Compass Group PLC	643,927	11,194
Croda International	3,240	132
Daily Mail & General Trust, Cl A	72,035	945
Devro	74,873	317
Diageo PLC	227,217	6,267
Direct Line Insurance Group	34,218	162
Dixons Carphone	21,694	133
easyJet	3,671	102
Fresnillo	4,545	46
G4S	323,225	1,418
GKN	36,724	195
GlaxoSmithKline	116,826	2,679
Glencore	410,310	1,740
GVC Holdings*	16,667	118
Hammerson ‡	17,862	176
Hargreaves Lansdown	5,453	93
Hays PLC	484,439	1,097
HomeServe	129,355	734
HSBC Holdings	117,024	1,006
HSBC Holdings PLC	1,019,441	8,681
ICAP	130,282	1,019
IG Group Holdings	61,157	643
IMI	12,780	242
Imperial Tobacco Group PLC	21,675	953
Inchcape	40,478	477
Informa PLC	56,549	474
Inmarsat	9,480	130
InterContinental Hotels Group	5,292	207
International Personal Finance	118,920	847
Intertek Group	52,372	1,941
Intu Properties ‡	19,982	103
Investec	13,144	109
ITV	579,758	2,175
J Sainsbury	27,429	105
Johnson Matthey	4,608	231
Jupiter Fund Management	60,554	367
Just Eat*	28,680	185
Kingfisher	53,942	305
Land Securities Group ‡	17,877	332
Legal & General Group	135,130	558
Lloyds Banking Group*	2,736,197	3,177
London Stock Exchange Group	5,025	183
Marks & Spencer Group	37,238	296
Meggitt	19,043	155
Melrose Industries	22,666	93
Merlin Entertainments (A)	228,345	1,498
Michael Page International	23,165	179
Millennium & Copthorne Hotels	14,685	125
Moneysupermarket.com Group	141,883	567
National Express Group	33,124	139
National Grid	86,229	1,106
Next	3,494	364
Non-Standard Finance* (A)	47,144	77

Description	Shares	Value (000)
Northgate	17,597	$154
Old Mutual	110,939	366
Pearson	18,725	403
Persimmon	7,112	175
Petrofac	10,755	152
Provident Financial	35,547	1,420
Prudential PLC	169,621	4,207
Reckitt Benckiser Group PLC	102,858	8,850
Reed Elsevier	105,522	1,814
Rexam	104,435	897
Rightmove	48,418	2,153
Rio Tinto PLC	115,926	4,767
Rolls-Royce Holdings PLC	285,949	4,043
Royal Bank of Scotland Group*	58,217	294
Royal Mail	13,885	90
RSA Insurance Group	24,054	150
SABMiller	22,164	1,164
Sage Group	25,359	176
Schroders	2,815	134
Segro ‡	16,666	103
Serco Group PLC	145,962	299
Severn Trent	5,659	173
Shire	13,506	1,075
Sky PLC	283,212	4,172
Smith & Nephew	32,226	547
Smiths Group PLC	189,627	3,145
Spectris	20,750	665
Sports Direct International*	6,310	57
SSE	22,494	500
SSP Group*	35,278	155
Stagecoach Group	134,089	695
Standard Chartered PLC	263,911	4,281
Standard Life	44,107	311
Subsea 7	6,331	55
Tate & Lyle	11,158	99
Tesco	306,664	1,101
Thomas Cook Group*	376,181	813
Travis Perkins	5,625	163
Tullow Oil	21,096	89
Unilever	73,432	3,066
United Utilities Group	15,295	212
Vodafone Group PLC	782,328	2,558
Weir Group	4,852	123
WH Smith	29,853	575
Whitbread	4,160	324
William Hill	21,019	116
WM Morrison Supermarkets	49,176	141
Wolseley	6,032	357
WPP PLC	411,936	9,354

		160,039

United States – 0.5%
Consumer Discretionary – 0.4%
Yum! Brands	53,585	4,218

Energy – 0.0%
Seadrill	9,011	85

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Shares	Value (000)
Information Technology - 0.1%
Genpact*	7,483	$174
NCR*	14,028	414

		588

		4,891

Total Common Stock (Cost $952,265) (000)		968,034

Preferred Stock — 0.9%
Alpargatas	183,200	563
Banco ABC Brasil	37,100	134
Banco Bradesco	240,240	2,231
Bayerische Motoren Werke	1,207	112
Cia Paranaense de Energia	61,000	640
CJ	838	67
FUCHS PETROLUB	1,729	69
Henkel & KGaA	4,063	479
Itau Unibanco Holding	26,400	293
Porsche Automobil Holding	3,551	349
Suzano Papel e Celulose, Cl A	177,100	821
Vale	40,700	197
Volkswagen	10,157	2,707

Total Preferred Stock (Cost $9,249) (000)		8,662

Unaffiliated Registered Investment Company — 0.0%
FII BTG Pactual Corporate Office Fund, Cl Institutional ‡	4,390	142

Total Unaffiliated Registered Investment Company (Cost $142) (000)		142

	Number of Rights
Rights — 0.0%
Banco Bilbao Vizcaya Argentaria*	139,887	20
Banco de Sabadell*	76,347	19
Banco Popular Espanol*	44,077	-
Banco Santander*	426,785	-
Serco Group PLC*	145,962	89
Telefonica*	111,250	18

Total Rights (Cost $177) (000)		146

Short-Term Investment (C) — 1.7%
State Street Institutional Liquid Reserves Fund, Cl Institutional, 0.000%	17,550,735	17,551

Total Short-Term Investment (Cost $17,551) (000)		17,551

Total Investments — 98.4% (Cost $979,384) (000) †		$994,535

Percentages are based on Net Assets of $1,010,826 (000).

A list of the open futures contracts held by the Fund at March 31, 2015, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
E-MINI MSCI Future	136	Jun-2015	$172

For the period ended March 31, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $0 (000) and represented 0.00% of net assets.
(C)	The rate reported is the 7-day effective yield as of March 31, 2015.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $979,384 (000), and the unrealized appreciation and depreciation were $77,572 (000) and $(62,421) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$27,309	$-	$-	$27,309
Austria	1,757	-	-	1,757
Belgium	7,151	-	-	7,151
Brazil	15,470	-	-	15,470
Canada	11,803	-	-	11,803
Chile	1,264	-	-	1,264
China	28,085	-	-	28,085
Colombia	452	-	-	452
Cyprus	155	-	-	155
Czech Republic	1,083	-	-	1,083
Denmark	16,012	-	-	16,012
Finland	8,041	-	-	8,041
France	70,632	-	-	70,632
Germany	71,758	-	-	71,758
Greece	1,298	-	-	1,298
Guernsey	199	-	-	199
Hong Kong	35,494	-	-	35,494
India	8,547	-	-	8,547
Indonesia	12,732	-	-	12,732
Ireland	6,023	-	-	6,023
Israel	2,817	-	-	2,817
Italy	13,051	-	-	13,051
Japan	159,350	-	-	159,350
Jersey	2,525	-	-	2,525

KP International Equity Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3^		Total
Luxembourg	$2,021	$-	$-		$2,021
Macau	232	-	-		232
Malaysia	7,300	-	-		7,300
Mexico	15,111	-	-		15,111
Netherlands	39,740	-	-		39,740
New Zealand	886	-	-		886
Norway	3,443	-	-		3,443
Panama	44	-	-		44
Peru	1,286	-	-		1,286
Philippines	3,095	-	-		3,095
Poland	6,193	-	-		6,193
Portugal	439	-	-	†	439
Qatar	501	-	-		501
Russia	3,434	-	-		3,434
Singapore	11,612	-	-		11,612
South Africa	17,940	-	-	†	17,940
South Korea	35,354	-	-		35,354
Spain	16,713	-	-		16,713
Sweden	19,015	-	-		19,015
Switzerland	65,498	-	-		65,498
Taiwan	25,993	-	-		25,993
Thailand	12,835	-	-		12,835
Turkey	10,968	-	-		10,968
United Arab Emirates	443	-	-		443
United Kingdom	160,039	-	-		160,039
United States	4,891	-	-		4,891

Total Common Stock	968,034	-	-		968,034

Preferred Stock	8,662	-	-		8,662
Unaffiliated Registered Investment Company	142	-	-		142
Rights	-	146	-		146
Warrants	-	-	-		-
Short-Term Investment	17,551	-	-		17,551

Total Investments in Securities	$994,389	$146	$-		$994,535

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$172	$-	$-		$172

Total Other Financial Instruments	$172	$-	$-		$172

*	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.
†	Includes securities with a total market value of $0 (000), representing 0.00% of net assets.

As of March 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 28.8%
U.S. Treasury Bonds
4.750%, 02/15/37	$5,102	$7,181
3.000%, 11/15/44	11,247	12,323
U.S. Treasury Notes
8.000%, 11/15/21	1,000	1,398
5.125%, 05/15/16	1,100	1,159
3.375%, 11/15/19	3,500	3,822
3.125%, 10/31/16	1,000	1,042
2.750%, 11/30/16	7,450	7,863
2.625%, 08/15/20	2,300	2,437
2.500%, 05/15/24	2,425	2,547
2.375%, 08/15/24	2,150	2,235
2.250%, 04/30/21	3,800	3,931
2.125%, 08/15/21	2,600	2,676
2.000%, 09/30/20	15,056	15,382
1.750%, 02/28/22	5,346	5,346
1.625%, 06/30/19	12,817	12,999
1.500%, 07/31/16	3,500	3,546
1.375%, 06/30/18	27,025	27,097
1.250%, 11/30/18	15,879	15,820
1.125%, 12/31/19	3,500	3,467
1.000%, 08/31/16	46,398	46,530
0.875%, 01/31/17	7,775	7,819
0.750%, 03/15/17	5,500	5,517
0.625%, 12/15/16	21,350	21,378
0.500%, 06/15/16	35,068	35,037
0.375%, 04/30/16	3,250	3,252
0.250%, 04/15/16	900	900

Total U.S. Treasury Obligations (Cost $250,503) (000)		252,704

Corporate Obligations — 28.2%
Consumer Discretionary — 3.1%
21st Century Fox America
4.500%, 02/15/21	100	111
3.700%, 09/15/24	2,027	2,143
Amazon.com
1.200%, 11/29/17	200	200
American Honda Finance
1.500%, 03/13/18	2,358	2,372
1.200%, 07/14/17	100	100
Atento Luxco
7.375%, 01/29/20 (A)	370	365
AutoZone
1.300%, 01/13/17	100	100
Avianca Holdings
8.375%, 05/10/20 (A)	530	530
Bed Bath & Beyond
3.749%, 08/01/24	25	26
CBS
3.375%, 03/01/22	150	153
Cleveland Clinic Foundation
4.858%, 01/01/14	375	391
Comcast
6.500%, 01/15/17	250	274
4.750%, 03/01/44	262	302
4.200%, 08/15/34	1,145	1,240
3.375%, 02/15/25	125	131
Daimler Finance North America
2.250%, 03/02/20 (A)	1,501	1,511
1.650%, 03/02/18 (A)	988	994

Description	Face Amount (000)	Value (000)
Delphi
4.150%, 03/15/24	$40	$42
Diageo Capital
5.750%, 10/23/17	200	222
DIRECTV Holdings
5.150%, 03/15/42	191	199
5.000%, 03/01/21	200	223
4.450%, 04/01/24	100	107
Discovery Communications
5.050%, 06/01/20	100	111
ERAC USA Finance
2.350%, 10/15/19 (A)	1,490	1,498
Ford Motor Credit
4.250%, 02/03/17	200	210
3.664%, 09/08/24	200	206
2.375%, 03/12/19	400	405
1.461%, 03/27/17	2,146	2,147
Gap
5.950%, 04/12/21	100	115
General Motors
5.000%, 04/01/35	552	589
2.625%, 07/10/17	1,175	1,187
Golden Eagle Retail Group
4.625%, 05/21/23 (A)	370	315
Grupo Televisa
7.250%, 05/14/43	2,840	162
Home Depot
4.400%, 04/01/21	100	113
Hyundai Capital America
2.000%, 03/19/18 (A)	838	851
Johnson Controls
3.625%, 07/02/24	43	45
Kohl’s
4.000%, 11/01/21	100	106
Lowe’s
4.625%, 04/15/20	100	111
Macy’s Retail Holdings
3.625%, 06/01/24	100	104
Magna International
3.625%, 06/15/24	50	51
Marriott International
3.125%, 10/15/21	100	103
Massachusetts Institute of Technology
3.959%, 07/01/38	334	359
Mattel
2.350%, 05/06/19	100	100
McDonald’s
5.350%, 03/01/18	100	112
NBCUniversal Media
4.375%, 04/01/21	100	111
Newell Rubbermaid
4.000%, 12/01/24	50	53
Omnicom Group
4.450%, 08/15/20	100	110
QVC
4.450%, 02/15/25	65	65
Scripps Networks Interactive
2.750%, 11/15/19	100	101
Staples
2.750%, 01/12/18	100	100

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Starbucks
6.250%, 08/15/17	$100	$112
Target
2.900%, 01/15/22	200	206
Thomson Reuters
0.875%, 05/23/16	100	100
Time Warner
4.875%, 03/15/20	150	168
2.100%, 06/01/19	100	100
Time Warner Cable
7.300%, 07/01/38	280	377
5.850%, 05/01/17	100	109
4.000%, 09/01/21	100	107
TJX
2.750%, 06/15/21	100	102
Toyota Motor Credit
2.750%, 05/17/21	100	103
2.150%, 03/12/20	1,700	1,716
2.100%, 01/17/19	200	204
2.050%, 01/12/17	200	204
1.450%, 01/12/18	1,442	1,451
Viacom
4.250%, 09/01/23	100	106
2.200%, 04/01/19	100	100
VTR Finance
6.875%, 01/15/24 (A)	380	394
Walt Disney
2.550%, 02/15/22	100	102
1.850%, 05/30/19	150	151
Whirlpool
4.000%, 03/01/24	60	63
Wyndham Worldwide
4.250%, 03/01/22	150	157
Yum! Brands
3.875%, 11/01/23	100	104

		27,512

Consumer Staples — 0.9%
Ajecorp
6.500%, 05/14/22 (A)	350	210
Altria Group
9.250%, 08/06/19	200	257
2.850%, 08/09/22	100	99
Anheuser-Busch InBev Finance
3.700%, 02/01/24	100	106
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	200	242
5.375%, 01/15/20	100	115
1.375%, 07/15/17	100	101
Beam Suntory
1.875%, 05/15/17	100	101
Bunge Finance
3.200%, 06/15/17	100	103
Clorox
3.500%, 12/15/24	50	51
Coca-Cola
3.200%, 11/01/23	100	105
2.450%, 11/01/20	150	155
1.800%, 09/01/16	200	203
Coca-Cola Femsa
2.375%, 11/26/18	150	153

Description	Face Amount (000)	Value (000)
Colgate-Palmolive
1.750%, 03/15/19	$100	$101
ConAgra Foods
1.900%, 01/25/18	100	100
Costco Wholesale
1.700%, 12/15/19	100	100
CVS Health
5.750%, 06/01/17	200	219
3.375%, 08/12/24	100	104
CVS Pass-Through Trust
4.163%, 08/11/36 (A)	127	133
ESAL GmbH
6.250%, 02/05/23 (A)	200	195
General Mills
5.650%, 02/15/19	100	114
3.150%, 12/15/21	61	63
Gruma
4.875%, 12/01/24 (A)	200	211
JBS Finance II
8.250%, 01/29/18 (A)	200	207
Kellogg
4.450%, 05/30/16	100	104
Kimberly-Clark
1.900%, 05/22/19	150	152
Kraft Foods Group
3.500%, 06/06/22	125	129
Kroger
6.400%, 08/15/17	100	111
4.000%, 02/01/24	100	108
Lorillard Tobacco
2.300%, 08/21/17	100	101
Mondelez International
4.000%, 02/01/24	100	108
PepsiCo
7.900%, 11/01/18	200	242
3.600%, 03/01/24	100	107
Philip Morris International
5.650%, 05/16/18	250	282
4.500%, 03/26/20	100	112
4.125%, 03/04/43	461	472
Procter & Gamble
1.900%, 11/01/19	100	102
0.750%, 11/04/16	150	150
Reynolds American
6.750%, 06/15/17	100	111
Sysco
3.000%, 10/02/21	40	41
2.350%, 10/02/19	100	103
Tyson Foods
4.500%, 06/15/22	150	165
Unilever Capital
2.200%, 03/06/19	100	102
USJ Acucar e Alcool
9.875%, 11/09/19 (A)	340	153
Walgreens Boots Alliance
4.800%, 11/18/44	681	735
3.300%, 11/18/21	100	103
2.700%, 11/18/19	100	102

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Wal-Mart Stores
4.250%, 04/15/21	$125	$140
3.300%, 04/22/24	50	53
1.125%, 04/11/18	250	250

		7,886

Energy — 3.7%
Anadarko Petroleum
6.375%, 09/15/17	200	223
Boardwalk Pipelines
4.950%, 12/15/24	50	50
BP Capital Markets
3.535%, 11/04/24	250	255
2.750%, 05/10/23	200	195
2.315%, 02/13/20	125	126
2.237%, 05/10/19	100	101
Cameron International
1.400%, 06/15/17	50	49
Canadian Natural Resources
5.700%, 05/15/17	100	108
3.900%, 02/01/25	446	451
Cenovus Energy
5.700%, 10/15/19	125	139
3.000%, 08/15/22	1,220	1,156
Chevron
2.355%, 12/05/22	150	148
2.193%, 11/15/19	90	92
1.961%, 03/03/20	150	151
1.718%, 06/24/18	100	101
CNOOC Curtis Funding No. 1
4.500%, 10/03/23 (A)	750	812
CNOOC Nexen Finance
1.625%, 04/30/17	200	199
ConocoPhillips
6.000%, 01/15/20	100	118
5.750%, 02/01/19	125	143
3.350%, 11/15/24	100	103
Continental Resources
5.000%, 09/15/22	100	99
4.500%, 04/15/23	100	97
Ecopetrol
5.875%, 09/18/23	280	301
Empresa Nacional del Petroleo
4.375%, 10/30/24 (A)	310	315
Enable Midstream Partners
2.400%, 05/15/19 (A)	50	49
Enbridge
5.600%, 04/01/17	100	107
Enbridge Energy Partners
5.875%, 12/15/16	50	54
Energy Transfer Partners
5.200%, 02/01/22	150	163
4.150%, 10/01/20	894	939
4.050%, 03/15/25	905	913
Ensco
4.700%, 03/15/21	100	101
Enterprise Products Operating
3.350%, 03/15/23	100	101
2.550%, 10/15/19	200	203
EOG Resources
3.900%, 04/01/35	707	725
2.625%, 03/15/23	100	100

Description	Face Amount (000)	Value (000)
Exxon Mobil
2.709%, 03/06/25	$1,422	$1,437
1.912%, 03/06/20	1,903	1,921
1.819%, 03/15/19	150	152
Fermaca Enterprises
6.375%, 03/30/38 (A)	200	210
Halliburton
3.500%, 08/01/23	100	104
Hess
8.125%, 02/15/19	150	180
KazMunayGas National
6.375%, 04/09/21 (A)	430	429
6.000%, 11/07/44 (A)	200	162
5.750%, 04/30/43 (A)	470	366
Kinder Morgan
6.500%, 09/15/20	1,056	1,222
5.300%, 12/01/34	461	476
3.050%, 12/01/19	50	51
2.000%, 12/01/17	200	200
Kinder Morgan Energy Partners
6.500%, 02/01/37	318	360
3.950%, 09/01/22	250	254
3.500%, 03/01/21	20	20
Marathon Oil
2.800%, 11/01/22	150	146
MPLX
4.000%, 02/15/25	25	25
National Oilwell Varco
2.600%, 12/01/22	100	98
Noble Energy
5.250%, 11/15/43	514	537
4.150%, 12/15/21	200	212
Occidental Petroleum
3.125%, 02/15/22	100	103
ONEOK Partners
3.375%, 10/01/22	100	95
Pacific Rubiales Energy
5.375%, 01/26/19 (A)	370	244
Pertamina Persero
6.450%, 05/30/44 (A)	570	613
6.000%, 05/03/42 (A)	740	749
Petrobras Global Finance
6.250%, 03/17/24	150	141
Petrobras International Finance
5.375%, 01/27/21	300	272
3.500%, 02/06/17	300	281
Petroleos de Venezuela
9.750%, 05/17/35 (A)	585	223
9.000%, 11/17/21	830	308
6.000%, 11/15/26 (A)	665	207
5.375%, 04/12/27	1,200	369
5.250%, 04/12/17	290	119
Petroleos Mexicanos
8.000%, 05/03/19	250	299
6.625%, 06/15/35	1,220	1,397
6.375%, 01/23/45	190	212
5.500%, 06/27/44	390	393
3.500%, 07/23/20 (A)	300	298
Petronas Capital
4.500%, 03/18/45 (A)	200	201
3.500%, 03/18/25 (A)	620	627

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Phillips 66
4.875%, 11/15/44	$695	$744
2.950%, 05/01/17	200	207
Phillips 66 Partners
4.680%, 02/15/45	273	274
3.605%, 02/15/25	584	585
Plains All American Pipeline
4.900%, 02/15/45	546	574
3.850%, 10/15/23	150	155
Schlumberger Investment
3.650%, 12/01/23	100	106
Shell International Finance
4.300%, 09/22/19	200	222
1.125%, 08/21/17	150	150
Southwestern Energy
4.950%, 01/23/25	100	102
Spectra Energy Capital
3.300%, 03/15/23	150	141
Spectra Energy Partners
3.500%, 03/15/25	100	100
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	770	708
Statoil
3.700%, 03/01/24	100	107
2.450%, 01/17/23	125	123
2.250%, 11/08/19	150	152
Suncor Energy
6.100%, 06/01/18	100	113
Total Capital Canada
2.750%, 07/15/23	100	100
Total Capital International
3.750%, 04/10/24	100	107
2.100%, 06/19/19	100	101
1.550%, 06/28/17	200	202
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	97
2.500%, 08/01/22	100	98
Valero Energy
9.375%, 03/15/19	29	36
4.900%, 03/15/45	292	302
Weatherford International
9.625%, 03/01/19	100	115
Williams
8.750%, 03/15/32	277	332
4.550%, 06/24/24	50	48
Williams Partners
5.250%, 03/15/20	250	275
4.300%, 03/04/24	765	763
4.000%, 09/15/25	585	574

		32,413

Financials – 10.6%
Abbey National Treasury Services
4.000%, 04/27/16	100	103
2.375%, 03/16/20	3,157	3,179
1.650%, 09/29/17	100	101
ACE INA Holdings
3.350%, 05/15/24	100	104
3.150%, 03/15/25	733	750
Aflac
8.500%, 05/15/19	100	126

Description	Face Amount (000)	Value (000)
African Development Bank
0.875%, 05/15/17	$205	$204
Alexandria Real Estate Equities
2.750%, 01/15/20 ‡	50	50
Alleghany
4.950%, 06/27/22	100	111
American Express
7.000%, 03/19/18	150	173
American Express Credit
2.375%, 03/24/17	200	206
2.250%, 08/15/19	150	152
American International Group
4.375%, 01/15/55	687	692
3.375%, 08/15/20	150	158
2.300%, 07/16/19	100	102
American Tower
3.450%, 09/15/21 ‡	150	153
3.400%, 02/15/19 ‡	100	103
Ameriprise Financial
5.300%, 03/15/20	100	115
Andina de Fomento
4.375%, 06/15/22	100	109
Aon
5.000%, 09/30/20	100	113
Ares Capital
3.875%, 01/15/20	60	61
Asian Development Bank
2.125%, 11/24/21	100	102
2.000%, 01/22/25	100	100
1.750%, 03/21/19	100	102
1.125%, 03/15/17	400	403
Assurant
4.000%, 03/15/23	74	77
Australia & New Zealand Banking Group New York
1.250%, 01/10/17	250	251
AvalonBay Communities
3.500%, 11/15/24 ‡	100	103
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	552
Banco do Brasil
3.875%, 10/10/22	200	185
Banco Nacional de Costa Rica
4.875%, 11/01/18 (A)	350	355
Banco Regional SAECA
8.125%, 01/24/19 (A)	390	413
Bank of America
6.500%, 08/01/16	500	534
4.875%, 04/01/44	495	557
4.200%, 08/26/24	165	171
4.000%, 04/01/24	682	693
3.300%, 01/11/23	200	203
2.650%, 04/01/19	450	458
2.600%, 01/15/19	1,002	1,020
2.000%, 01/11/18	400	403
1.700%, 08/25/17	140	140
Bank of Ceylon
6.875%, 05/03/17 (A)	210	216
Bank of Georgia
7.750%, 07/05/17	330	338
Bank of Montreal
1.400%, 09/11/17	200	201

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Bank of New York Mellon
3.550%, 09/23/21	$100	$107
3.000%, 02/24/25	100	101
2.100%, 08/01/18	200	204
Bank of Nova Scotia
2.050%, 10/30/18	100	101
1.300%, 07/21/17	100	100
1.100%, 12/13/16	150	151
Banque Centrale de Tunisie
5.750%, 01/30/25 (A)	830	845
Barclays
5.000%, 09/22/16	150	159
2.750%, 11/08/19	200	202
BB&T
2.450%, 01/15/20	100	102
BBVA Bancomer
6.008%, 05/17/22 (A) (B)	380	399
Berkshire Hathaway
2.100%, 08/14/19	100	102
1.900%, 01/31/17	250	255
BioMed Realty
2.625%, 05/01/19 ‡	50	50
BlackRock
5.000%, 12/10/19	100	114
BMCE Bank
6.250%, 11/27/18	200	208
BNP Paribas
4.250%, 10/15/24	200	206
2.375%, 09/14/17	150	153
Boston Properties
3.850%, 02/01/23 ‡	100	106
3.700%, 11/15/18 ‡	100	106
BPCE
1.625%, 02/10/17	250	252
Branch Banking & Trust
1.000%, 04/03/17	250	250
Camden Property Trust
3.500%, 09/15/24 ‡	100	101
Capital One Bank USA
2.150%, 11/21/18	250	251
Capital One Financial
3.200%, 02/05/25	1,058	1,049
2.450%, 04/24/19	200	203
Charles Schwab
4.450%, 07/22/20	100	112
Cielo
3.750%, 11/16/22 (A)	390	363
Citigroup
8.500%, 05/22/19	350	436
4.450%, 01/10/17	100	105
3.750%, 06/16/24	100	105
3.500%, 05/15/23	100	100
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	100
1.700%, 07/25/16	250	252
1.550%, 08/14/17	250	250
CNA Financial
5.875%, 08/15/20	100	116
Comerica
2.125%, 05/23/19	50	50

Description	Face Amount (000)	Value (000)
Commonwealth Bank of Australia
2.300%, 03/12/20	$2,455	$2,477
2.250%, 03/13/19	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.875%, 02/08/22	300	323
Council of Europe Development Bank
1.750%, 11/14/19	100	101
1.125%, 05/31/18	150	150
Credit Agricole
4.375%, 03/17/25 (A)	977	988
Credit Suisse New York
5.400%, 01/14/20	250	282
3.625%, 09/09/24	250	258
Crown Castle Holdings
3.849%, 04/15/23	50	51
Deutsche Bank
6.000%, 09/01/17	200	221
3.700%, 05/30/24	85	87
1.875%, 02/13/18	50	50
Development Bank of Kazakhstan
4.125%, 12/10/22 (A)	970	826
Digital Realty Trust
3.625%, 10/01/22 ‡	100	100
Discover Bank
2.000%, 02/21/18	250	250
Duke Realty
3.750%, 12/01/24 ‡	100	103
ERP Operating
4.625%, 12/15/21 ‡	200	223
4.500%, 07/01/44 ‡	393	423
2.375%, 07/01/19 ‡	2,510	2,543
Essex Portfolio
3.500%, 04/01/25 ‡	1,107	1,124
European Bank for Reconstruction & Development
1.500%, 03/16/20	200	200
1.375%, 10/20/16	100	101
1.000%, 02/16/17	200	202
European Investment Bank
3.250%, 01/29/24	250	276
1.875%, 03/15/19	150	153
1.750%, 06/17/19	600	610
1.625%, 12/18/18	2,258	2,273
1.125%, 09/15/17	500	504
1.000%, 08/17/17	100	100
0.875%, 04/18/17	250	251
0.625%, 04/15/16	200	201
0.500%, 08/15/16	500	500
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	210
5.000%, 09/23/21 (A)	620	622
Fifth Third Bank
1.150%, 11/18/16	200	200
FMS Wertmanagement AoeR
0.625%, 04/18/16	200	200
Goldman Sachs Group
6.150%, 04/01/18	500	562
5.750%, 01/24/22	300	350
3.625%, 01/22/23	673	696
3.500%, 01/23/25	2,416	2,463
2.625%, 01/31/19	150	153
2.600%, 04/23/20	100	101

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Hartford Financial Services Group
5.125%, 04/15/22	$100	$114
HCP
5.375%, 02/01/21 ‡	200	225
Health Care
5.250%, 01/15/22 ‡	100	113
Hospitality Properties Trust
5.000%, 08/15/22 ‡	100	106
Host Hotels & Resorts
3.750%, 10/15/23 ‡	100	101
HSBC Finance
6.676%, 01/15/21	200	238
HSBC Holdings
4.000%, 03/30/22	100	108
HSBC USA
2.625%, 09/24/18	150	154
2.350%, 03/05/20	1,915	1,924
1.300%, 06/23/17	200	201
Huntington National Bank
2.400%, 04/01/20	250	253
IDBI Bank
4.125%, 04/23/20	410	417
Industrial & Commercial Bank of China
3.231%, 11/13/19	250	257
Inter-American Development Bank
2.125%, 11/09/20	275	280
1.750%, 10/15/19	100	102
1.125%, 03/15/17	400	404
1.000%, 07/14/17	100	100
0.875%, 03/15/18	150	149
Intercontinental Exchange
4.000%, 10/15/23	150	162
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	104
2.250%, 06/24/21	50	51
2.125%, 02/13/23	100	104
1.875%, 03/15/19	325	333
1.375%, 04/10/18	100	102
0.875%, 04/17/17	250	251
0.625%, 10/14/16	150	150
0.500%, 05/16/16	100	100
International Bank of Azerbaijan
5.625%, 06/11/19	400	365
International Finance
2.250%, 04/11/16	100	102
1.250%, 07/16/18	100	100
0.875%, 06/15/18	300	297
0.625%, 11/15/16	150	150
Intesa Sanpaolo
5.250%, 01/12/24	250	281
5.017%, 06/26/24 (A)	550	563
Jefferies Group
6.875%, 04/15/21	100	113

Description	Face Amount (000)	Value (000)
JPMorgan Chase
6.000%, 01/15/18	$300	$336
4.250%, 10/15/20	450	491
3.625%, 05/13/24	100	104
3.375%, 05/01/23	200	201
3.150%, 07/05/16	250	256
3.125%, 01/23/25	150	150
2.350%, 01/28/19	200	203
2.250%, 01/23/20	2,640	2,646
1.350%, 02/15/17	150	151
KeyCorp
5.100%, 03/24/21	150	170
KFW
4.875%, 01/17/17	1,131	1,216
2.750%, 10/01/20	200	212
2.500%, 11/20/24	2,440	2,540
2.125%, 01/17/23	250	255
1.875%, 04/01/19	150	153
1.500%, 04/20/20	1,187	1,187
1.000%, 01/26/18	1,100	1,098
0.875%, 12/15/17	400	399
0.500%, 04/19/16	400	400
Kimco Realty
4.250%, 04/01/45 ‡	742	724
3.200%, 05/01/21 ‡	50	51
Korea Development Bank
2.500%, 03/11/20	200	204
Korea Finance
2.875%, 08/22/18	200	206
Landwirtschaftliche Rentenbank
2.000%, 01/13/25	150	149
1.750%, 04/15/19	100	102
1.000%, 04/04/18	200	200
Lazard Group
3.750%, 02/13/25	50	49
Liberty Property
4.125%, 06/15/22 ‡	100	105
3.750%, 04/01/25 ‡	1,073	1,084
Lincoln National
7.000%, 05/17/66 (B)	150	144
Lloyds Bank
2.350%, 09/05/19	200	202
Loews
2.625%, 05/15/23	100	98
Magyar Export-Import Bank
4.000%, 01/30/20 (A)	450	460
Majapahit Holding
7.875%, 06/29/37 (A)	175	224
Manufacturers & Traders Trust
1.400%, 07/25/17	250	251
Marsh & McLennan
2.350%, 09/10/19	75	76
MetLife
6.750%, 06/01/16	100	107
3.600%, 04/10/24	100	105
MFB Magyar Fejlesztesi Bank
6.250%, 10/21/20 (A)	200	226
Moody’s
2.750%, 07/15/19	100	102

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Morgan Stanley
4.875%, 11/01/22	$100	$109
4.750%, 03/22/17	250	266
3.875%, 04/29/24	1,194	1,256
3.700%, 10/23/24	150	156
2.650%, 01/27/20	1,954	1,981
2.500%, 01/24/19	250	255
2.375%, 07/23/19	550	554
2.125%, 04/25/18	200	202
MUFG Union Bank
1.500%, 09/26/16	250	251
National Australia Bank
2.750%, 03/09/17	250	258
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	194
National Savings Bank
8.875%, 09/18/18 (A)	490	531
Nomura Holdings
2.750%, 03/19/19	150	154
Nordic Investment Bank
0.500%, 04/14/16	200	200
Oesterreichische Kontrollbank
0.750%, 12/15/16	250	250
Omega Healthcare Investors
6.750%, 10/15/22 ‡	150	158
PNC Bank
2.700%, 11/01/22	250	249
2.400%, 10/18/19	250	255
1.125%, 01/27/17	100	100
Power Sector Assets & Liabilities Management
7.390%, 12/02/24 (A)	390	523
Private Export Funding
2.250%, 03/15/20	200	205
Prologis
6.875%, 03/15/20	100	118
Prudential Financial
5.625%, 06/15/43 (B)	150	159
2.350%, 08/15/19	100	101
Realty Income
3.250%, 10/15/22 ‡	100	100
Royal Bank of Canada
2.200%, 07/27/18	150	153
2.150%, 03/15/19	200	203
Royal Bank of Scotland
5.625%, 08/24/20	100	116
Scotiabank Peru
4.500%, 12/13/27 (A) (B)	400	399
Simon Property Group
3.375%, 10/01/24 ‡	125	128
2.200%, 02/01/19 ‡	150	153
Standard Chartered Bank
7.280%, 06/05/19 (A)	25,000	392
Sumitomo Mitsui Banking
3.950%, 01/10/24	250	269
SunTrust Banks
3.500%, 01/20/17	100	104
2.500%, 05/01/19	50	51
Svensk Exportkredit
1.875%, 06/17/19	200	203

Description	Face Amount (000)	Value (000)
Svenska Handelsbanken
3.125%, 07/12/16	$250	$257
Synchrony Financial
3.000%, 08/15/19	100	102
TIAA Asset Management Finance
4.125%, 11/01/24 (A)	184	194
2.950%, 11/01/19 (A)	484	496
Toronto-Dominion Bank
2.375%, 10/19/16	200	205
2.125%, 07/02/19	100	101
1.950%, 04/02/20 (A)	473	475
Travelers
3.900%, 11/01/20	100	109
Turkiye Vakiflar Bankasi Tao
5.000%, 10/31/18 (A)	320	325
UBS
5.875%, 12/20/17	250	278
1.800%, 03/26/18	2,558	2,565
UDR
4.625%, 01/10/22 ‡	1,766	1,930
Unifin Financiera
6.250%, 07/22/19	410	382
Unum Group
4.000%, 03/15/24	50	53
US Bancorp
2.950%, 07/15/22	300	305
1.950%, 11/15/18	100	102
Ventas Realty
3.750%, 05/01/24 ‡	50	51
1.550%, 09/26/16 ‡	100	101
Voya Financial
2.900%, 02/15/18	100	103
WEA Finance
2.700%, 09/17/19 (A)	970	982
Wells Fargo
5.625%, 12/11/17	500	556
4.650%, 11/04/44	724	776
4.125%, 08/15/23	150	160
3.676%, 06/15/16 (C)	100	104
3.300%, 09/09/24	100	103
3.000%, 01/22/21	200	204
2.125%, 04/22/19	200	202
Westpac Banking
4.875%, 11/19/19	200	225
2.250%, 01/17/19	100	102
Weyerhaeuser
4.625%, 09/15/23 ‡	100	110
WP Carey
4.600%, 04/01/24	50	52
XLIT
5.750%, 10/01/21	74	87
Zenith Bank
6.250%, 04/22/19 (A)	340	311

		92,645

Health Care – 2.1%
AbbVie
2.900%, 11/06/22	100	99
1.750%, 11/06/17	200	201
Actavis
1.875%, 10/01/17	100	100

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Actavis Funding
4.550%, 03/15/35	$160	$167
3.850%, 06/15/24	100	103
3.800%, 03/15/25	1,096	1,131
3.000%, 03/12/20	2,564	2,623
2.350%, 03/12/18	80	81
Aetna
2.750%, 11/15/22	150	150
AmerisourceBergen
3.400%, 05/15/24	100	103
Amgen
5.700%, 02/01/19	250	286
3.625%, 05/22/24	100	105
Anthem
3.300%, 01/15/23	200	203
2.250%, 08/15/19	100	101
AstraZeneca
1.950%, 09/18/19	100	101
Baxter International
3.200%, 06/15/23	100	102
0.950%, 06/01/16	100	100
Becton Dickinson
3.125%, 11/08/21	100	103
2.675%, 12/15/19	163	166
Boston Scientific
2.650%, 10/01/18	100	101
Bristol-Myers Squibb
2.000%, 08/01/22	100	97
Cardinal Health
3.200%, 03/15/23	100	102
CareFusion
3.875%, 05/15/24	100	105
Celgene
2.250%, 05/15/19	100	101
Cigna
4.000%, 02/15/22	100	109
3.250%, 04/15/25	692	706
City of Hope
5.623%, 11/15/43	265	329
Covidien International Finance
6.000%, 10/15/17	100	112
Dignity Health
5.267%, 11/01/64	272	307
Express Scripts Holding
3.900%, 02/15/22	150	159
3.125%, 05/15/16	100	103
1.250%, 06/02/17	55	55
Gilead Sciences
3.500%, 02/01/25	100	105
2.350%, 02/01/20	20	21
2.050%, 04/01/19	100	101
GlaxoSmithKline Capital
2.850%, 05/08/22	100	101
2.800%, 03/18/23	125	126
Howard Hughes Medical Institute
3.500%, 09/01/23	150	160
Johnson & Johnson
2.450%, 12/05/21	200	208
Laboratory Corp of America Holdings
4.700%, 02/01/45	50	51
2.625%, 02/01/20	100	101

Description	Face Amount (000)	Value (000)
McKesson
2.284%, 03/15/19	$100	$101
Medtronic
4.375%, 03/15/35 (A)	772	840
3.500%, 03/15/25 (A)	617	645
3.150%, 03/15/22 (A)	939	975
2.750%, 04/01/23	200	200
1.375%, 04/01/18	175	175
0.875%, 02/27/17	100	100
Merck
3.875%, 01/15/21	200	219
3.700%, 02/10/45	244	245
2.750%, 02/10/25	1,156	1,155
1.300%, 05/18/18	200	200
Novartis Capital
3.400%, 05/06/24	100	107
Novartis Securities Investment
5.125%, 02/10/19	100	113
NYU Hospitals Center
5.750%, 07/01/43	170	209
Perrigo
4.900%, 12/15/44	252	270
4.000%, 11/15/23	200	209
Pfizer
3.000%, 06/15/23	100	102
1.500%, 06/15/18	200	202
1.100%, 05/15/17	100	101
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	150
Thermo Fisher Scientific
3.600%, 08/15/21	100	104
2.400%, 02/01/19	150	152
UnitedHealth Group
2.875%, 03/15/22	200	203
2.300%, 12/15/19	50	51
Zimmer Holdings
3.550%, 04/01/25	990	1,011
2.700%, 04/01/20	1,225	1,242
Zoetis
3.250%, 02/01/23	150	149

		18,615

Industrials – 2.4%
3M
1.625%, 06/15/19	100	100
ABB Finance USA
2.875%, 05/08/22	150	153
Aeropuertos Dominicanos Siglo XXI
9.250%, 11/13/19 (A) (C)	300	289
Agrium
3.375%, 03/15/25	1,337	1,337
Air Lease
3.375%, 01/15/19	150	153
American Airlines Pass-Through Trust
4.950%, 01/15/23	200	217
Boeing
2.350%, 10/30/21	150	152
Burlington Northern Santa Fe
5.650%, 05/01/17	100	109
3.050%, 03/15/22	100	103
3.000%, 04/01/25	2,714	2,737

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Canadian National Railway
5.550%, 03/01/19	$100	$114
Canadian Pacific Railway
2.900%, 02/01/25	100	100
Caterpillar
3.900%, 05/27/21	150	165
3.400%, 05/15/24	100	105
Caterpillar Financial Services
2.050%, 08/01/16	200	204
CSX
7.375%, 02/01/19	100	120
Deere
2.600%, 06/08/22	150	151
Dover
4.300%, 03/01/21	100	111
Eaton
1.500%, 11/02/17	200	201
Emerson Electric
2.625%, 02/15/23	100	100
Eskom Holdings
5.750%, 01/26/21 (A)	850	820
FedEx
4.500%, 02/01/65	371	368
3.200%, 02/01/25	100	102
GATX
2.500%, 07/30/19	150	151
General Electric
5.250%, 12/06/17	150	165
2.700%, 10/09/22	100	102
General Electric Capital
5.625%, 05/01/18	200	225
4.650%, 10/17/21	300	340
3.450%, 05/15/24	100	105
2.900%, 01/09/17	150	155
2.200%, 01/09/20	2,110	2,133
1.250%, 05/15/17	200	201
Georgian Railway
7.750%, 07/11/22 (A)	700	749
Illinois Tool Works
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	107
International Lease Finance
6.750%, 09/01/16 (A)	100	106
John Deere Capital
2.800%, 03/04/21	100	103
2.050%, 03/10/20	3,094	3,115
1.300%, 03/12/18	150	151
KazAgro National Management Holding
4.625%, 05/24/23 (A)	300	254
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)	310	283
6.375%, 10/06/20 (A)	730	724
Koninklijke Philips
5.750%, 03/11/18	100	112
L-3 Communications
5.200%, 10/15/19	125	139
Norfolk Southern
3.250%, 12/01/21	100	104

Description	Face Amount (000)	Value (000)
Northrop Grumman
3.250%, 08/01/23	$150	$155
Odebrecht Finance
7.125%, 06/26/42 (A)	340	283
Owens Corning
4.200%, 12/01/24	100	103
PACCAR Financial
1.400%, 11/17/17	55	56
Pitney Bowes
4.625%, 03/15/24	100	105
Precision Castparts
2.500%, 01/15/23	150	148
Raytheon
2.500%, 12/15/22	150	150
Red de Carreteras de Occidente
9.000%, 06/10/28 (A)	6,100	383
Republic Services
3.550%, 06/01/22	150	157
Ryder System
2.550%, 06/01/19	95	96
San Miguel
4.875%, 04/26/23	220	206
Southwest Airlines
2.750%, 11/06/19	50	51
Stanley Black & Decker
2.900%, 11/01/22	100	102
Transnet
4.000%, 07/26/22 (A)	530	516
Union Pacific
3.646%, 02/15/24	100	108
United Parcel Service
5.125%, 04/01/19	100	114
3.125%, 01/15/21	45	48
United Technologies
5.375%, 12/15/17	200	222
Waste Management
4.100%, 03/01/45	612	625
3.500%, 05/15/24	100	104

		21,368

Information Technology – 0.8%
Alibaba Group Holding
2.500%, 11/28/19 (A)	250	250
Amphenol
1.550%, 09/15/17	100	100
Apple
3.450%, 05/06/24	100	106
2.400%, 05/03/23	200	198
2.100%, 05/06/19	100	102
1.050%, 05/05/17	200	201
1.000%, 05/03/18	100	99
Arrow Electronics
3.500%, 04/01/22	100	100
Baidu
3.250%, 08/06/18	200	207
Broadcom
3.500%, 08/01/24	40	41
Cisco Systems
4.950%, 02/15/19	100	112
4.450%, 01/15/20	200	224

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
eBay
2.875%, 08/01/21	$150	$151
EMC
3.375%, 06/01/23	100	104
Fidelity National Information Services
3.500%, 04/15/23	150	151
Fiserv
3.125%, 06/15/16	150	154
Google
3.375%, 02/25/24	100	106
Hewlett-Packard
4.650%, 12/09/21	100	109
2.750%, 01/14/19	100	103
2.600%, 09/15/17	200	205
Intel
3.300%, 10/01/21	100	106
2.700%, 12/15/22	100	101
International Business Machines
7.625%, 10/15/18	125	151
3.625%, 02/12/24	100	106
1.250%, 02/06/17	200	202
1.125%, 02/06/18	100	100
Juniper Networks
4.500%, 03/15/24	50	51
Keysight Technologies
3.300%, 10/30/19 (A)	100	101
KLA-Tencor
3.375%, 11/01/19	150	156
Microsoft
3.625%, 12/15/23	100	109
3.500%, 02/12/35	828	826
2.375%, 02/12/22	150	151
1.625%, 12/06/18	150	152
Motorola Solutions
3.500%, 09/01/21	100	103
NetApp
3.375%, 06/15/21	50	51
Oracle
2.800%, 07/08/21	100	104
2.375%, 01/15/19	150	154
2.250%, 10/08/19	100	102
1.200%, 10/15/17	150	150
Seagate HDD Cayman
4.750%, 01/01/25 (A)	100	104
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	150	161
Texas Instruments
2.375%, 05/16/16	200	204
Tyco Electronics Group
2.350%, 08/01/19	50	51
Xerox
4.500%, 05/15/21	150	163
Xilinx
2.125%, 03/15/19	50	50

		6,532

Materials – 1.0%
Air Products & Chemicals
3.350%, 07/31/24	100	104
Airgas
3.650%, 07/15/24	100	104

Description	Face Amount (000)	Value (000)
Alcoa
5.950%, 02/01/37	$274	$288
Barrick
3.850%, 04/01/22	100	98
BHP Billiton Finance USA
6.500%, 04/01/19	125	147
3.850%, 09/30/23	100	107
1.625%, 02/24/17	100	101
Cemex Finance
9.375%, 10/12/22 (A)	330	374
CRH America
6.000%, 09/30/16	100	107
Dow Chemical
8.550%, 05/15/19	225	282
Eastman Chemical
2.400%, 06/01/17	100	102
Ecolab
3.000%, 12/08/16	100	103
EI du Pont de Nemours
4.625%, 01/15/20	100	112
2.800%, 02/15/23	100	100
Evraz Canada
7.500%, 11/15/19 (A)	210	203
First Quantum Minerals
6.750%, 02/15/20 (A)	375	347
Freeport-McMoRan
3.550%, 03/01/22	150	139
2.375%, 03/15/18	150	149
Goldcorp
3.700%, 03/15/23	150	148
International Paper
7.950%, 06/15/18	125	148
LYB International Finance BV
4.875%, 03/15/44	593	637
LyondellBasell Industries
5.000%, 04/15/19	250	275
4.625%, 02/26/55	275	274
Mexichem
5.875%, 09/17/44 (A)	260	255
Monsanto
2.125%, 07/15/19	100	101
Nacional del Cobre de Chile
5.625%, 10/18/43 (A)	310	361
4.875%, 11/04/44 (A)	392	410
3.875%, 11/03/21 (A)	340	358
Newmont Mining
3.500%, 03/15/22	100	97
OCP
5.625%, 04/25/24 (A)	610	663
Packaging Corp of America
3.650%, 09/15/24	100	101
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	105
PPG Industries
2.300%, 11/15/19	100	101
Praxair
3.000%, 09/01/21	150	157
Rio Tinto Finance USA
2.250%, 12/14/18	243	247
1.625%, 08/21/17	200	201

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Rock-Tenn
4.450%, 03/01/19	$100	$107
TAM Capital 3
8.375%, 06/03/21 (A)	330	332
Teck Resources
6.000%, 08/15/40	276	263
3.000%, 03/01/19	100	99
Vale Overseas
6.875%, 11/21/36	517	500
4.375%, 01/11/22	100	96

		9,003

Telecommunication Services – 1.0%
America Movil
5.000%, 03/30/20	200	226
AT&T
5.800%, 02/15/19	150	170
4.300%, 12/15/42	385	368
2.625%, 12/01/22	125	122
2.400%, 08/15/16	200	204
2.300%, 03/11/19	150	151
Columbus International
7.375%, 03/30/21 (A)	400	420
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/24 (A)	240	256
Cox Communications
4.800%, 02/01/35 (A)	546	574
Deutsche Telekom International Finance
6.750%, 08/20/18	100	116
Eileme 2
11.625%, 01/31/20 (A)	400	451
Ooredoo International Finance
3.875%, 01/31/28 (A)	458	451
Orange
4.125%, 09/14/21	100	110
Reed Elsevier Capital
3.125%, 10/15/22	100	100
Rogers Communications
6.800%, 08/15/18	50	58
Telefonica Emisiones
3.192%, 04/27/18	250	261
Telstra
3.125%, 04/07/25 (A)	770	775
Verizon Communications
5.150%, 09/15/23	375	430
4.672%, 03/15/55 (A)	357	350
4.522%, 09/15/48 (A)	667	664
4.500%, 09/15/20	350	386
4.272%, 01/15/36 (A)	1,238	1,229
1.350%, 06/09/17	300	300
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18	300	315
Vodafone Group
6.150%, 02/27/37	231	280
2.950%, 02/19/23	150	148
1.500%, 02/19/18	150	150

		9,065

Description	Face Amount (000)	Value (000)
Utilities – 2.6%
Abengoa Transmision
6.875%, 04/30/43 (A)	$250	$282
AES Andres Dominicana
9.500%, 11/12/20 (A)	350	364
AES El Salvador Trust II
6.750%, 03/28/23 (A)	360	320
American Electric Power
1.650%, 12/15/17	150	151
Berkshire Hathaway Energy
3.750%, 11/15/23	100	107
1.100%, 05/15/17	150	150
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	98
CMS Energy
6.250%, 02/01/20	100	118
Commonwealth Edison
2.150%, 01/15/19	250	255
Consolidated Edison Company of New York
5.850%, 04/01/18	100	113
4.625%, 12/01/54	741	832
Dominion Gas Holdings
4.600%, 12/15/44	141	152
2.500%, 12/15/19	464	473
1.050%, 11/01/16	250	251
Dominion Resources
3.625%, 12/01/24	850	887
DTE Electric
3.700%, 03/15/45	482	492
DTE Energy
3.500%, 06/01/24	50	52
Duke Energy
3.950%, 10/15/23	250	273
2.150%, 11/15/16	100	102
Empresa Electrica Angamos
4.875%, 05/25/29 (A)	410	405
Empresa Nacional de Electricidad
4.250%, 04/15/24	50	52
Entergy
5.125%, 09/15/20	100	111
FirstEnergy
7.375%, 11/15/31	260	330
FirstEnergy Transmission
5.450%, 07/15/44 (A)	290	326
Hrvatska Elektroprivreda
6.000%, 11/09/17 (A)	340	357
Hydro-Quebec
1.375%, 06/19/17	200	202
ITC Holdings
5.300%, 07/01/43	531	630
3.650%, 06/15/24	25	26
Metropolitan Edison
7.700%, 01/15/19	100	119
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,121	1,149
Niagara Mohawk Power
4.278%, 10/01/34 (A)	807	880
NiSource Finance
6.400%, 03/15/18	150	171

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Northern States Power
2.600%, 05/15/23	$100	$101
NSTAR Electric
2.375%, 10/15/22	100	99
Oncor Electric Delivery
7.000%, 09/01/22	100	128
3.750%, 04/01/45 (A)	677	679
ONE Gas
2.070%, 02/01/19	74	75
Pacific Gas & Electric
4.750%, 02/15/44	667	769
3.500%, 10/01/20	150	158
PPL Capital Funding
3.500%, 12/01/22	150	156
Progress Energy
7.750%, 03/01/31	946	1,369
Public Service Electric & Gas
3.050%, 11/15/24	25	26
2.300%, 09/15/18	100	103
Puget Energy
6.500%, 12/15/20	100	120
SCANA
4.125%, 02/01/22	442	465
Sempra Energy
9.800%, 02/15/19	2,937	3,781
6.500%, 06/01/16	100	106
3.550%, 06/15/24	100	105
Southern
2.450%, 09/01/18	150	155
2.150%, 09/01/19	627	630
1.300%, 08/15/17	521	521
Southern California Edison
3.500%, 10/01/23	150	160
1.845%, 02/01/22	449	452
Southern Power
5.250%, 07/15/43	380	443
Southwestern Electric Power
3.550%, 02/15/22	799	843
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20 (A)	370	377
TransAlta
1.900%, 06/03/17	31	31
Union Electric
3.500%, 04/15/24	150	159
Virginia Electric & Power
3.450%, 02/15/24	100	106
Wisconsin Energy
6.250%, 05/15/67 (B)	100	100
Xcel Energy
0.750%, 05/09/16	150	150

		22,597

Total Corporate Obligations (Cost $245,241) (000)		247,636

Description	Face Amount (000)	Value (000)
Mortgage-Backed Securities — 17.5%
Agency Mortgage-Backed Obligations – 15.6%
FHLMC
6.000%, 04/01/29	$616	$700
5.500%, 07/01/33	1,672	1,888
5.000%, 04/01/36	2,111	2,342
4.500%, 05/01/37	2,943	3,252
4.000%, 05/01/24	6,195	6,616
3.500%, 12/01/28	6,221	6,529
3.000%, 04/15/27	6,091	6,260
FHLMC Multifamily Structured Pass-Through Certificates, Ser K036, Cl A2
3.527%, 10/25/23 (B)	1,859	2,025
3.389%, 03/25/24	487	526
3.241%, 09/25/24	622	663
FNMA
6.000%, 03/01/34	1,228	1,410
5.500%, 07/01/34	2,988	3,385
5.000%, 04/30/37	5,141	5,728
4.500%, 05/01/38	10,343	11,335
4.000%, 03/01/24	17,474	18,670
3.500%, 12/01/40	24,532	25,816
3.000%, 04/25/26	11,575	11,926
2.500%, 04/25/27	5,110	5,248
GNMA
4.500%, 03/20/40	4,669	5,103
4.000%, 04/01/40	3,020	3,241
3.500%, 04/15/41	8,710	9,165
3.000%, 04/15/43	5,250	5,406

		137,234

Non-Agency Mortgage-Backed Obligations – 1.9%
Alternative Loan Trust, Ser 2003-20CB, Cl 2A1
5.750%, 10/25/33	115	121
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/32 (A) (B)	682	736
Banc of America Funding, Ser 2005-4, Cl 1A3
5.500%, 08/25/35	134	137
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A
1.390%, 01/15/21	1,241	1,242
0.535%, 06/15/22	400	400
Citigroup Mortgage Loan Trust 2015-2, Ser 2015-2, Cl 1A1
0.371%, 06/25/47 (A) (B)	605	557
Commercial Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/46	621	697
3.983%, 10/10/46	550	607
3.611%, 08/10/49 (A) (B)	231	246
3.178%, 02/10/35	325	332
3.147%, 02/10/47	356	372
0.976%, 08/13/27 (A) (B)	964	962
Commercial Mortgage Trust Pass-Through Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/29 (A)	728	743

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A1
3.304%, 09/15/37 (A)	$349	$362
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl A4
3.505%, 04/15/50	338	358
Fosse Master Issuer, Ser 2015-1A, Cl A2
0.469%, 10/18/54 (A) (B)	807	807
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/48	242	253
2.954%, 11/05/34 (A)	399	408
2.933%, 06/05/31 (A)	675	701
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	201	204
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.580%, 05/19/34 (B)	81	80
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/37 (A)	380	385
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	170	183
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
2.659%, 06/25/35 (B)	246	248
2.395%, 04/25/35 (B)	118	115
1.990%, 11/25/33 (B)	328	323
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.117%, 05/25/36 (B)	532	528
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	218	237
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	646	681
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A
2.413%, 10/25/35 (B)	389	380
Silverstone Master Issuer, Ser 2015-1A, Cl 2A2
0.766%, 01/21/70 (A) (B)	833	834
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
2.354%, 06/25/34 (B)	640	629
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.618%, 06/25/35 (B)	593	600
2.612%, 10/25/33 (B)	984	987

		16,455

Total Mortgage-Backed Securities (Cost $152,058) (000)		153,689

Description	Face Amount (000)	Value (000)
Loan Participations — 9.5%
Aerospace/Defense – 0.0%
TransDigm 5/14 Cov-Lite TLD
3.750%, 05/21/21	$149	$149

Automotive – 0.4%
Allison Transmission 8/13 TLB3
3.500%, 08/23/19	990	989
Chrysler Automotive 1/14 TLB
3.250%, 12/31/18	273	273
Federal Mogul 4/14 TLC
4.750%, 04/15/21	321	320
Gates Global 7/14 (USD) Cov-Lite TL
4.250%, 06/05/21	125	124
Metaldyne Performance 10/14 Cov-Lite Term Loan
4.250%, 10/20/21	165	165
Metaldyne Performance 10/14 Cov-Lite TL
4.500%, 10/13/21	81	82
TI Automotive 7/14 Cov-Lite TL
4.250%, 06/02/21	299	298
Tower International 1/14 TLB
4.000%, 04/23/20	934	932
Visteon 4/14 Delayed Draw TLB
3.500%, 04/09/21	100	99

		3,282

Building Materials – 0.1%
Headwaters 3/15 Cov-Lite TL
4.500%, 03/11/22	25	25
Quikrete 9/13 Cov-Lite TL
4.000%, 09/28/20	461	462
0.000%, 09/28/20 (D)	15	16
Tecomet (Symmetry Medical) 11/14 Cov-Lite TL
5.750%, 11/25/21	100	98
Vat 1/14 (USD) TL
4.750%, 02/11/21	50	49

		650

Chemicals – 0.5%
Arizona Chemical 6/14 Cov-Lite TL
4.500%, 06/10/21	339	340
Aruba Investments (ANGUS) 2/15 (USD) Cov-Lite TL
5.250%, 02/02/22	25	25
Berry Plastics 2/13 Cov-Lite TLD
3.500%, 02/08/20	990	987
Entegris 4/14 Cov-Lite TLB
3.500%, 04/30/21	22	22
Flint Group 5/14 (USD) Cov-Lite TLB2
0.000%, 09/03/21 (D)	86	85
Flint Group 5/14 (USD) Cov-Lite TLC
0.000%, 09/03/21 (D)	14	14
Gemini 7/14 Cov-Lite TLB
4.750%, 07/24/21	149	149
Hilex Poly 12/14 Cov-Lite TL
6.000%, 12/03/21	125	126

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Ineos 3/15 (USD) Cov-Lite TL
4.250%, 03/11/22	$75	$75
Ineos 4/12 (USD) Cov-Lite TL
6.500%, 04/27/18	990	982
MacDermid 1/15 Cov-Lite TLB2
3.149%, 06/07/20	50	50
MacDermid 6/13 (USD) Cov-Lite TLB
4.500%, 06/07/20	13	13
4.000%, 06/05/20	6	5
MacDermid, Incorporated , Tranche B Term Loan (First Lien)
4.500%, 06/07/20	32	32
Minerals Tech 4/14 Cov-Lite TL
4.000%, 05/07/21	160	161
PQ Corp 3/14 TL
4.000%, 08/07/17	556	553
SIG Combibloc 1/15 (USD) Cov-Lite TL
0.000%, 02/03/22 (D)	100	101
Signode 5/14 (USD) Cov-Lite TL
3.750%, 05/01/21	401	398
Solenis 7/14 (USD) Cov-Lite TL
4.250%, 06/02/21	499	495
Waddington North America 5/13 Cov-Lite (Canadian Borrower) TL
4.500%, 06/07/20	124	124
Waddington North America 5/13 Cov-Lite (US Borrower) TL
4.500%, 06/07/20	100	100

		4,837

Computers & Electronics – 1.1%
Answers 10/14 Cov-Lite TL
6.250%, 10/01/21	100	95
Applied Systems 1/14 Cov-Lite TL
4.250%, 01/25/21	495	495
Ascend Learning 5/12 TL
6.000%, 05/23/17	173	173
Avago 5/14 Cov-Lite TL
3.750%, 05/06/21	432	433
Avast Software 3/14 TL
5.000%, 03/20/20	294	296
Campaign Monitor 4/14 Cov-Lite TL
6.250%, 03/18/21	50	49
CareStream 6/13 Cov-Lite TL
5.000%, 06/07/19	486	487
CompuCom 5/13 Cov-Lite TL
4.250%, 05/07/20	479	446
Dell 9/13 (USD) Cov-Lite TLB
4.500%, 04/29/20	988	994
Endurance International 11/13 TL
5.000%, 11/09/19	300	301
First Data 7/14 (USD) TL
3.672%, 03/23/18	75	75
Go Daddy 5/14 TL
4.750%, 05/13/21	522	524
Hyland Software 2/14 Cov-Lite TLB
4.750%, 02/19/21	496	499

Description	Face Amount (000)	Value (000)
Infor (Lawson) 1/14 B5 TLB
3.750%, 06/03/20	$971	$961
Internet Brands 7/14 TL
5.000%, 07/08/21	66	65
0.000%, 07/08/21 (D)	70	70
Internet Brands TL
4.000%, 07/08/21	5	-
ION Trading Technologies 6/14 (USD) TL
4.250%, 06/10/21	88	88
Kronos 2/13 Cov-Lite TL
4.500%, 10/30/19	297	297
Lattice Semiconductor 3/15 Cov-Lite TLB
5.250%, 03/05/21	50	50
Micro Focus 11/14 Cov-Lite TLB
5.250%, 11/20/19	199	199
Micro Focus 11/14 Cov-Lite TLC
4.500%, 11/20/19	100	99
Misys 6/12 (USD) TL
5.000%, 12/12/18	494	494
RedPrairie 12/13 Cov-Lite TL
6.000%, 12/21/18	398	391
SkillSoft 4/14 Cov-Lite TL
5.750%, 04/28/21	200	197
Sophos 1/14 (USD) Cov-Lite TLB
5.000%, 01/29/21	495	496
0.000%, 01/29/21 (D)	1	1
SunEdison 5/14 TL
6.500%, 05/22/19	75	75
Vertafore 3/13 TL
4.250%, 11/30/19	994	993
Wall Street Systems 4/14 TL
4.500%, 04/30/21	251	250

		9,593

Consumer Nondurables – 0.1%
Revlon 8/13 Acquisition Facility
4.000%, 10/08/19	972	972

Educational Services – 0.1%
EDUCATION MGMT Term Loan A
0.000%, 07/02/20 (D)	129	118
EDUCATION MGMT Term Loan B
0.000%, 07/02/20 (D)	216	174
Laureate Education 10/13 New Series (2018) Extended TL
5.000%, 06/15/18	481	449
Nord Anglia 3/14 Cov-Lite TL
4.500%, 03/31/21	278	278

		1,019

Financial Services – 0.5%
AltiSource Solutions 12/13 TLB
4.500%, 12/09/20	50	36
American Stock Transfer 6/13 Cov-Lite TL
5.750%, 06/20/26	400	398
Citco (6/11) TL
4.250%, 06/29/18	990	990

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Indivior 3/15 (USD)
7.000%, 12/11/19	$100	$95
MCS AMS Sub-Holdings
7.000%, 10/15/19	453	436
MoneyGram Payment 3/13 TL
4.250%, 03/26/20	492	464
NXT Capital 9/13 Term Loan B
6.250%, 09/04/18	99	99
NXT Capital 9/13 TLB
6.250%, 09/04/18	493	493
Ocwen Financial 2/13 TLB
5.000%, 02/15/18	496	483
RCS Cap 3/14 TL
6.500%, 04/29/19	209	207
Walter Investment 12/13 Cov-Lite TL
4.750%, 12/18/20	495	453

		4,154

Food & Beverage – 0.4%
Advance Pierre Foods 10/12 TL
5.750%, 07/10/17	495	495
Del Monte Foods 2/14 Cov-Lite TL
4.250%, 08/18/21	494	469
Dole Food 11/13 Cov-Lite TLB
4.500%, 11/01/18	961	963
0.000%, 11/01/18 (D)	9	9
Jacobs Douwe Egberts (JDE) 7/14 (USD) Escrow TLB1
3.500%, 07/23/21	150	150
Phillips Pet Food 1/14 TL
4.500%, 01/31/21	496	438
Pinnacle Foods 4/13 TLG
3.250%, 04/29/20	871	867
Post Holdings 6/14 Incremental TLA
3.750%, 06/02/21	50	50

		3,441

Forest Products – 0.1%
Ply Gem 1/14 Cov-Lite TL
4.000%, 02/01/21	496	491

Gaming & Hotels – 0.4%
Amaya 7/14 (USD) Cov-Lite TL
5.000%, 08/01/21	249	247
Boyd Gaming 8/13 Cov-Lite TLB
4.000%, 08/14/20	934	935
CityCenter Holdings 10/13 Cov-Lite TLB
4.250%, 10/16/20	250	251
Hilton Hotels 10/13 Cov-Lite TL
3.500%, 10/26/20	808	809
La Quinta 2/14 Cov-Lite TLB
4.000%, 04/14/21	113	113
MGM Resorts 12/12 Cov-Lite TLB
4.250%, 12/20/19	990	986
Scientific Games 10/14 Incremental TLB2
6.000%, 09/17/21	75	75

		3,416

Description	Face Amount (000)	Value (000)
Health Care – 1.2%
Acadia Healthcare 2/15 TLB
4.250%, 02/11/22	$25	$25
Alliance Healthcare 6/13 TLB
4.250%, 06/03/19	494	491
AMAG Pharmaceuticals 10/14 TL
7.250%, 10/30/20	50	50
Amneal Pharmaceuticals 10/13 Cov-Lite TLB
6.250%, 11/01/19	495	498
6.000%, 05/22/20	245	246
5.000%, 11/01/19	50	50
4.250%, 05/22/20	250	251
Bioscrip 7/13 Cov-Lite Delayed TL
6.500%, 07/31/20	106	105
Bioscrip 7/13 Cov-Lite TLB
6.500%, 07/31/20	176	175
Community Health 1/14 Cov-Lite TLD
4.250%, 01/27/21	990	995
DaVita 6/14 TLB
5.000%, 06/19/21	274	274
Equinox Fitness Clubs 4/13 Cov-Lite TLB
5.000%, 01/31/20	245	246
Grifols 2/14 (USD) TLB
3.172%, 02/27/21	397	396
IASIS 2/13 TLB
4.500%, 05/03/18	645	646
Ikaria 1/14 Cov-Lite TL
5.000%, 02/12/21	102	102
0.000%, 02/12/21 (D)	7	7
Impax Lab 12/14 TL
5.500%, 12/17/20	75	76
Kindred Healthcare 3/14 TLB
4.250%, 04/09/21	622	624
Kinetic Concepts 1/14 (USD) E1 TL
4.000%, 05/04/18	497	499
Mallinckrodt 3/14 Cov-Lite TL
3.250%, 03/19/21	149	148
Mallinckrodt 7/14 Add-On Cov-Lite TLB1
3.500%, 03/19/21	99	99
Millennium Laboratories 4/14 Cov-Lite TLB
5.250%, 04/16/21	674	678
One Call Medical 11/13 Cov-Lite TL
5.000%, 11/27/20	350	350
Ortho-Clinical 6/14 Cov-Lite TL
4.750%, 06/30/21	42	41
0.000%, 06/30/21 (D)	207	205
Par Pharmaceutical 2/14 TLB2
4.000%, 09/30/19	398	397
Patheon 1/14 (USD) TL
4.250%, 03/11/21	495	492
RegionalCare 4/14 TL
6.000%, 04/23/19	225	225
Sage Products 2/13 TL
5.000%, 12/13/19	75	76

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Salix Pharm
4.250%, 01/02/20	$475	$475
Siemens Audiology 12/14 (USD) TLB2
5.500%, 01/17/22	75	76
Steward Health 4/13 TLB
6.750%, 04/10/20	494	491
Valeant 3/15 Delayed Draw F1 TLB
%, 03/11/22	198	199
Valeant Pharmaceuticals 6/13 Term Loan E
3.500%, 06/26/20	864	864
Valeant Pharmaceuticals, Delayed Draw 1st Lien
0.000%, 03/11/22 (D)	152	152

		10,724

Home Furnishings – 0.1%
AOT Bedding 10/12 TLB
4.250%, 10/01/19	472	473

Insurance – 0.1%
Asurion 6/13 Cov-Lite Incremental TLB2
4.250%, 06/19/20	690	688
Carecore National 3/14 TL
5.500%, 03/05/21	350	352
U.S.I. 12/13 Cov-Lite TLB
4.250%, 12/27/19	298	298

		1,338

Leasing – 0.1%
Audio Visual Services 1/14 Cov-Lite TLB
4.500%, 01/25/21	202	202
Avis Budget Car Rental 5/13 TLB
3.000%, 03/15/19	495	496
AVSC Holding Corp., Initial Term Loan (First Lien)
4.500%, 01/25/21	97	97
BakerCorp 2/13 TL
4.250%, 02/07/20	97	92
ILFC (Delos Finance) 2/14 TLB
3.500%, 03/06/21	225	225

		1,112

Machinery – 0.4%
Apex Tool 1/13 TL
4.500%, 01/25/20	990	975
Doosan Infracore 5/14 Cov-Lite TLB
4.500%, 05/28/21	592	598
Gardner Denver 7/13 (USD) TL
4.250%, 07/30/20	792	750
0.000%, 07/30/20 (D)	198	188
Husky International (Cov-Lite 6/11) TL
4.250%, 06/02/18	224	223
International Equipment 8/13 TLB
6.750%, 08/16/19	469	469

Description	Face Amount (000)	Value (000)
NN 8/14 Cov-Lite TLB
6.000%, 08/27/21	$200	$200
4.500%, 09/30/20	349	349
Schaeffler 10/14 (USD) TLB
4.250%, 05/15/20	100	101

		3,853

Media – 0.3%
Endemol 8/14 (USD) Cov-Lite TL
6.750%, 08/11/21	50	50
Mediacom Broadband 6/14 TLJ
3.750%, 06/18/21	75	74
Mission/Nexstar Broadcasting 9/13 TLB2
3.750%, 10/01/20	465	463
Nexstar/Mission Broadcasting 9/13 TLB2
3.750%, 10/01/20	527	526
Weather Channel 2/13 TLB
3.500%, 02/13/17	970	929
Ziggo 2/14 (USD) TLB1
3.250%, 01/15/22	111	110
Ziggo 2/14 (USD) TLB2
3.250%, 01/15/22	71	71
Ziggo 2/14 (USD) TLB3
3.500%, 01/15/22	118	117

		2,340

Metals & Mining – 0.2%
Crown Americas 10/14 TLB
4.000%, 10/22/21	125	126
Dynacast 1/15 Cov-Lite TL
5.250%, 01/28/22	50	50
Oxbow Carbon 7/13 Cov-Lite TLB
4.250%, 07/19/19	949	914
PATRIOT COAL CO
9.000%, 12/18/18	495	443

		1,533

Not For Profit – 0.1%
National Mentor 1/14 TLB
4.750%, 01/31/21	496	495

Oil & Gas – 0.3%
Ameriforge 1/13 TL
5.000%, 01/22/20	644	563
CITGO 2/15 TLB
9.500%, 05/09/18	175	174
CITGO Petroleum 7/14 TLB
4.500%, 07/23/21	100	99
Energy Transfer Equity 12/13 TLB
3.250%, 12/02/19	1,175	1,155
Energy Transfer Equity 3/15 TL
4.000%, 12/02/19	50	50
Floatel 5/14 Cov-Lite TL
6.000%, 05/22/20	99	72
Ocean Rig 7/14 TLB
5.500%, 07/16/21	100	83
Seadrill Partners 2/14 TL
4.000%, 02/21/21	371	294

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Tallgrass Energy 11/13 TLB
4.250%, 11/13/18	$41	$41
Targa Resources 2/15 Cov-Lite TLB
5.750%, 02/12/22	58	58

		2,589

Printing & Publishing – 0.0%
Media General 7/13 Cov-Lite TLB
4.250%, 07/31/20	50	50
Springer 3/15 (USD) B9 TL
0.000%, 08/14/20 (D)	25	25
Zebra 10/14 TL
0.000%, 09/30/21 (D)	195	197

		272

Professional & Business Services – 1.0%
Acosta 9/14 Cov-Lite TL
5.000%, 08/13/21	299	302
American Beacon 3/15 TL
0.000%, 03/17/22 (D)	25	25
Bright Horizons 1/13 TLB
4.000%, 01/24/20	990	992
CBS Outdoor 1/14 Cov-Lite TLB
3.000%, 01/31/21	1,000	997
Emerald Expo 6/13 Cov-Lite TL
5.500%, 06/12/20	459	460
Expert Global (4/12) TLb
8.500%, 04/02/18	3	3
8.000%, 04/02/18	167	167
Extreme Reach 1/14 TL
6.750%, 01/24/20	466	468
Garda World 11/13 (USD) TLB
4.000%, 11/06/20	786	781
Garda World 11/13 (USD) Tranche B Delayed TL
4.000%, 11/06/20	202	200
Getty Images 10/12 Cov-Lite TLB
4.750%, 10/03/19	990	833
Grosvenor Capital 1/14 Cov-Lite TL
3.750%, 01/04/21	973	962
Guggenheim Partners 7/13 Cov-Lite TL
4.250%, 07/22/20	499	502
Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan
0.000%, 07/22/20 (D)	50	50
HarbourVest 1/14 Cov-Lite TL
3.250%, 02/04/21	411	406
Insight Global 1/15 Extended Cov-Lite TLB
6.000%, 10/29/21	225	225
Insight Global 10/12 Cov-Lite TL
6.000%, 10/31/19	50	50
Interactive Data 5/14 Cov-Lite TL
4.750%, 05/02/21	124	125
inVentiv Health 7/14 TLB4
7.750%, 05/15/18	250	251
Pharmaceutical Product 1/13 Cov-Lite TL
4.000%, 12/05/18	995	995

Description	Face Amount (000)	Value (000)
TransUnion 3/14 Cov-Lite TL
4.000%, 04/09/21	$347	$347
Vantiv 6/14 TLB
3.750%, 06/13/21	74	75

		9,216

Real Estate – 0.1%
Ryman Hospitality Properties 6/14 TLB
3.750%, 01/05/21	50	50
ServiceMaster 7/14 Cov-Lite TLB
4.250%, 07/01/21	700	696

		746

Retail Food & Drug – 0.3%
Albertson’s 8/14 Cov-Lite Delayed Draw TLB4
5.500%, 08/25/21	75	76
GNC 10/12 TL
3.250%, 03/02/18	997	987
New Albertson’s 6/14 Cov-Lite TLB
4.750%, 06/27/21	575	576
Supervalu 5/13 Cov-Lite TLB
4.500%, 03/21/19	599	601

		2,240

Retailing – 0.7%
99 Cents Only Stores 10/13 Cov-Lite TLB2
4.500%, 01/11/19	990	990
Brickman Group 12/13 Cov-Lite TL
4.000%, 12/18/20	494	491
0.000%, 12/18/20 (D)	1	1
Burger King 9/14 Cov-Lite TLB
4.500%, 12/12/21	1,068	1,078
Burlington Coat Factory 8/14 Term Loan B
4.250%, 08/13/21	15	15
Burlington Coat Factory 8/14 TLB
5.000%, 08/09/19	200	201
4.250%, 08/13/21	33	34
CEC Entertainment 2/14 TLB
4.000%, 02/12/21	74	73
Dollar Tree 2/15 Cov-Lite TLB
4.250%, 02/06/22	250	253
J. Crew 2/14 Cov-Lite TL
4.000%, 03/05/21	248	230
Men’s Wearhouse 4/14 Cov-Lite TLB
4.500%, 04/15/21	124	125
Michaels Stores 1/13 Cov-Lite TLB
3.750%, 01/24/20	744	744
Michaels Stores 6/14 Incremental Cov-Lite TL
4.000%, 01/28/20	75	75
OSI Restaurant Partners
3.500%, 10/28/19	230	230
Party City 2/14 Cov-Lite TLB
4.000%, 07/27/19	990	988
PetSmart 3/15 Cov-Lite TLB
5.000%, 03/11/22	450	453

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Pilot Travel Centers 10/14 TLB
4.250%, 10/01/21	$174	$176

		6,157

Securities & Trusts – 0.1%
Corporate Capital 5/14 TLB
4.000%, 05/15/19	74	75
TCW Group 1/14 TLB
3.000%, 02/06/20	465	459

		534

Shipping & Ship Building – 0.0%
Stena 2/14 Cov-Lite TLB
4.000%, 03/03/21	174	155

Steel – 0.1%
Fortescue 11/13 Cov-Lite TL
3.750%, 06/30/19	990	893
JMC Steel (Cov-Lite 3/11) TL
4.750%, 04/01/17	276	275

		1,168

Telecommunications – 0.3%
Cable & Wireless 11/14 Cov-Lite TL
5.500%, 11/25/16	25	25
Intelsat Jackson 11/13 TLB2
3.750%, 06/30/19	1,000	996
IPC Information Systems 2/15 TL
6.500%, 07/06/21	125	125
SBA Finance 2/14 Incremental TLB
3.250%, 03/24/21	199	197
0.000%, 03/24/21 (D)	1	1
Syniverse 6/13 Incremental TL
4.000%, 04/23/19	500	469
Windstream 1/13 TLB4
3.500%, 01/10/20	990	989

		2,802

Transportation – 0.2%
DAE Aviation 1/14 TLB1
5.000%, 11/02/18	485	486
EMSC (Cov-Lite 5/11) TL
6.000%, 05/25/18	56	56
5.250%, 04/27/18	934	936
Swift Transportation 6/14 Cov-Lite TLB
3.750%, 06/09/21	50	50
0.000%, 06/09/21 (D)	50	49
Travelport 9/14 TL
6.000%, 08/13/21	100	101

		1,678

Utilities – 0.2%
Calpine 5/13 Cov-Lite (2022) TLB2
3.250%, 01/31/22	990	980
Dynegy 4/13 TLB2
4.000%, 04/23/20	495	496
EFIH 6/14 DIP Cov-Lite TL
4.250%, 06/19/16	150	151
TPF 9/14 Cov-Lite TL
5.500%, 10/02/21	125	126

Description	Face Amount (000)	Value (000)
Viva Alamo 2/14 Cov-Lite TLB
5.250%, 02/22/21	$50	$49
Wheelabrator Technologies 10/14 TLB
5.000%, 10/15/21	216	218
Wheelabrator Technologies 10/14 TLC
5.000%, 10/15/21	9	10

		2,030

Total Loan Participations (Cost $84,537) (000)		83,459

Sovereign Debt — 6.9%
Argentine Government International Bond
8.750%, 06/02/17 (E) (F)	240	235
8.280%, 12/31/33 (F)	873	874
3.750%, 03/31/19 (C) (E) (F)	1,369	773
Armenia Government International Bond
7.150%, 03/26/25 (A)	490	478
Armenian Government International Bond
6.000%, 09/30/20 (A)	731	713
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)	285	305
5.750%, 09/26/23 (A)	390	402
Belarus Government International Bond
8.950%, 01/26/18	810	736
Bolivian Government International Bond
5.950%, 08/22/23 (A)	220	227
Brazilian Government International Bond
6.000%, 01/17/17	200	214
5.625%, 01/07/41	330	336
4.250%, 01/07/25	2,876	2,818
2.625%, 01/05/23	600	539
Canada Government International Bond
1.625%, 02/27/19	100	101
Chile Government International Bond
3.250%, 09/14/21	100	106
Colombia Government International Bond
7.375%, 03/18/19	380	492
6.125%, 01/18/41	520	616
5.625%, 02/26/44	200	223
5.000%, 06/15/45	260	267
4.375%, 07/12/21	200	212
4.000%, 02/26/24	700	722
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	200	206
7.000%, 04/04/44 (A)	420	427
Croatia Government International Bond
6.750%, 11/05/19	955	1,059
6.375%, 03/24/21	260	286
6.000%, 01/26/24 (A)	380	421

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)(1)	Value (000)
Dominican Republic Government International Bond
7.500%, 05/06/21 (A)	$540	$604
7.450%, 04/30/44 (A)	860	970
6.850%, 01/27/45 (A)	250	262
6.600%, 01/28/24 (A)	290	315
5.500%, 01/27/25 (A)	300	310
El Salvador Government International Bond
7.650%, 06/15/35 (A)	265	277
6.375%, 01/18/27 (A)	150	150
5.875%, 01/30/25 (A)	545	533
Export Development Canada
1.000%, 05/15/17	250	251
Export-Import Bank of Korea
4.000%, 01/11/17	400	430
Ghana Government International Bond
8.500%, 10/04/17 (A)	560	574
8.125%, 01/18/26 (A)	910	864
7.875%, 08/07/23 (A)	640	607
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	209
Honduras Government International Bond
8.750%, 12/16/20 (A)	335	372
7.500%, 03/15/24 (A)	930	988
Hungary Government International Bond
6.250%, 01/29/20	500	569
5.375%, 03/25/24	260	292
4.125%, 02/19/18	660	690
India Government International Bond
7.160%, 05/20/23 (INR)	26,000	397
Indonesia Government International Bond
8.500%, 10/12/35 (A)	700	1,010
5.875%, 01/15/24 (A)	600	694
5.375%, 10/17/23 (A)	200	224
5.125%, 01/15/45 (A)	320	336
4.125%, 01/15/25 (A)	280	287
Israel Government International Bond
3.150%, 06/30/23	200	208
Italy Government International Bond
5.375%, 06/12/17	200	217
Ivory Coast Government International Bond
5.750%, 12/31/32 (A)	1,990	1,891
Jamaica Government International Bond
7.625%, 07/09/25	855	949
Japan Bank for International Cooperation
2.500%, 05/18/16	200	204
1.750%, 11/13/18	200	202
Kenya Government International Bond
5.875%, 06/24/19 (A)	1,158	1,196
Korean Government International Bond
7.125%, 04/16/19	100	121

Description	Face Amount (000)	Value (000)
Mexico Government International Bond
5.625%, 01/15/17	$150	$161
5.550%, 01/21/45	1,004	1,177
4.600%, 01/23/46	993	1,016
4.000%, 10/02/23	400	423
3.500%, 01/21/21	250	260
Pakistan Government International Bond
8.250%, 04/15/24 (A)	655	687
7.250%, 04/15/19 (A)	440	453
Panama Government International Bond
9.375%, 04/01/29	290	444
6.700%, 01/26/36	1,395	1,828
5.200%, 01/30/20	420	467
3.750%, 03/16/25	365	374
Paraguay Government International Bond
6.100%, 08/11/44 (A)	570	626
Peruvian Government International Bond
7.350%, 07/21/25	100	136
6.550%, 03/14/37	620	825
5.625%, 11/18/50	420	514
Philippine Government International Bond
8.375%, 06/17/19	100	126
7.750%, 01/14/31	529	794
6.375%, 10/23/34	590	828
4.200%, 01/21/24	200	224
3.950%, 01/20/40	261	277
Poland Government International Bond
6.375%, 07/15/19	200	235
4.000%, 01/22/24	125	137
Province of British Columbia Canada
1.200%, 04/25/17	200	202
Province of Manitoba Canada
1.125%, 06/01/18	100	100
Province of Ontario Canada
2.450%, 06/29/22	200	205
2.300%, 05/10/16	125	127
2.000%, 01/30/19	250	256
1.100%, 10/25/17	300	301
Province of Quebec Canada
5.125%, 11/14/16	150	161
2.875%, 10/16/24	100	104
2.625%, 02/13/23	200	206
Romanian Government International Bond
6.750%, 02/07/22 (A)	470	569
6.125%, 01/22/44 (A)	300	382
4.875%, 01/22/24 (A)	150	166
4.375%, 08/22/23 (A)	360	385
Russian Federation
7.500%, 03/31/30 (A)	459	526
4.875%, 09/16/23 (A)	600	577
3.500%, 01/16/19 (A)	200	192
Senegal Government International Bond
8.750%, 05/13/21 (A)	300	335
6.250%, 07/30/24 (A)	780	760

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Serbia Government International Bond
5.875%, 12/03/18 (A)	$200	$212
5.250%, 11/21/17 (A)	210	217
South Africa Government International Bond
5.875%, 05/30/22	490	557
5.500%, 03/09/20	555	609
Sri Lanka Government International Bond
6.250%, 10/04/20 (A)	310	320
6.000%, 01/14/19 (A)	310	318
5.875%, 07/25/22 (A)	430	436
5.125%, 04/11/19 (A)	310	309
Tanzania Government International Bond
6.397%, 03/09/20 (B)	850	876
Turkey Government International Bond
8.000%, 02/14/34	386	529
7.500%, 07/14/17	150	167
7.375%, 02/05/25	340	422
6.875%, 03/17/36	480	594
6.250%, 09/26/22	340	387
5.625%, 03/30/21	225	246
4.875%, 04/16/43	845	834
3.250%, 03/23/23	200	189
Ukraine Government International Bond
7.800%, 11/28/22 (A)	380	149
7.750%, 09/23/20 (A)	990	390
7.500%, 04/17/23 (A)	200	83
Uruguay Government International Bond
5.100%, 06/18/50	901	937
4.500%, 08/14/24	2,124	2,305
Venezuela Government International Bond
7.650%, 04/21/25	652	220
7.000%, 03/31/38	222	75
6.000%, 12/09/20	680	233
Zambia Government International Bond
8.500%, 04/14/24 (A)	705	747

Total Sovereign Debt (Cost $60,129) (000)		60,918

Asset-Backed Securities — 3.5%
Automotive – 2.8%
Ally Auto Receivables Trust, Ser 2014-2, Cl A3
1.250%, 04/15/19	559	561
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/19	320	319
1.260%, 11/08/19	1,561	1,560
0.570%, 07/10/17	1,253	1,254
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/19	1,382	1,388

Description	Face Amount (000)	Value (000)
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/18	$1,022	$1,021
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 (A)	770	769
CarMax Auto Owner Trust, Ser 2014-4, Cl A4
1.810%, 07/15/20	972	979
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/17 (A)	604	603
DT Auto Owner Trust, Ser 2015-1A, Cl A
1.060%, 09/17/18 (A)	1,066	1,066
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/19 (A)	836	835
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	1,166	1,167
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/20	818	821
1.420%, 08/15/19	2,026	2,037
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.676%, 01/20/20 (B)	1,483	1,484
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A4
1.310%, 10/15/20	752	754
0.700%, 06/15/17	1,742	1,742
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/19	1,098	1,097
Nissan Auto Receivables Owner Trust, Ser 2014-B, Cl A3
1.110%, 05/15/19	884	887
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl B
1.970%, 11/15/19	460	462
1.820%, 05/15/19	759	760
1.450%, 05/15/19	1,465	1,470
0.495%, 01/16/18 (B)	1,108	1,107
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/20	971	977

		25,120

Credit Cards – 0.4%
Chase Issuance Trust, Ser 2015-A2, Cl A
1.590%, 02/18/20	1,250	1,259
0.225%, 04/15/19 (B)	1,087	1,082
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/23	839	850

		3,191

Information Technology – 0.2%
VOLT, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55	463	463

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/57 (A)	$725	$726
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55 (A)	417	417

		1,606

Other Asset-Backed Securities – 0.1%
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/35 (A)	326	327
3.721%, 02/27/35 (A)	456	457

		784

Total Asset-Backed Securities (Cost $30,634) (000)		30,701

U.S. Government Agency Obligations — 2.0%
FHLB
5.375%, 05/18/16	1,000	1,056
4.875%, 05/17/17	400	435
4.750%, 12/16/16	200	214
4.125%, 03/13/20	750	844
1.000%, 06/21/17	1,000	1,007
0.625%, 12/28/16	300	301
FHLMC
6.250%, 07/15/32	674	1,000
5.500%, 07/18/16	125	133
5.250%, 04/18/16	500	525
5.000%, 02/16/17	850	919
2.375%, 01/13/22	2,830	2,926
1.250%, 10/02/19	200	198
1.000%, 03/08/17	1,000	1,007
0.875%, 02/22/17	625	628
0.750%, 01/12/18	250	250
0.580%, 08/26/16	100	100
0.500%, 05/27/16	600	600
FNMA
5.000%, 05/11/17	750	817
2.625%, 09/06/24	1,189	1,232
1.875%, 02/19/19	1,000	1,023
1.750%, 06/20/19	300	305
0.875%, 05/21/18	500	499
0.750%, 04/20/17	1,000	1,002
Tennessee Valley Authority
3.500%, 12/15/42	750	764

Total U.S. Government Agency Obligations (Cost $17,325) (000)		17,785

Municipal Bonds — 0.5%
California State GO
7.300%, 10/01/39	717	1,071
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	154
Illinois State GO
5.665%, 03/01/18	200	219
5.100%, 06/01/33	540	546
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	635	717

Description	Face Amount (000)/Shares	Value (000)
New York State, Dormitory Authority RB
5.628%, 03/15/39	$610	$773
New York State, Metropolitan Transportation Authority RB
6.814%, 11/15/40	455	641

Total Municipal Bonds (Cost $3,948) (000)		4,121

Preferred Stock — 0.0%
Education Management* (G)	6,611	163

Total Preferred Stock (Cost $188) (000)		163

Short-Term Investment (H) — 14.3%
State Street Institutional Liquid Reserves Fund, Cl Institutional, 0.000%	125,870,639	125,871

Total Short-Term Investment (Cost $125,871) (000)		125,871

Total Investments — 111.2% (Cost $970,434) (000) †		$977,047

Percentages are based on Net Assets of $878,280 (000).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2015 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays	4/22/15	TRY	212	USD	212	$(1)
Barclays	5/13/15	USD	457	INR	456	(1)
State Street	5/21/15	HUF	415	USD	428	14
State Street	5/21/15	USD	208	HUF	204	(4)
Royal Bank	5/26/15	ZAR	209	USD	211	2
Barclays	5/27/15	EUR	2,007	USD	2,123	116
Barclays	5/29/15	JPY	843	USD	851	8

						$134

For the period ended March 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security – The rate reported is the rate in effect as of March 31, 2015. The date reported is the final maturity date.
(C)	Step Bond – The rate reported is the effective yield as of March 31, 2015. The coupon on a step bond changes on a specified date.
(D)	Unsettled bank loan. Interest rate not available.

KP Fixed Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

(E)	Security considered illiquid. The total market value of such securities as of March 31, 2015 was $1,008 (000) and represented 0.11% of net assets.
(F)	Security in default on interest payments.
(G)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such security as of March 31, 2015 was $163 (000) and represented 0.02% of net assets.
(H)	The rate reported is the 7-day effective yield as of March 31, 2015.

Cl — Class

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

LLC — Limited Liability Company

RB — Revenue Bond

Ser — Series

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

†	At March 31, 2015, the tax cost basis of the Fund’s investments was $970,434 (000), and the unrealized appreciation and depreciation were $12,062 (000) and $(5,449) (000), respectively.

The following is a list of the level of inputs used as of March 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$-	$252,704	$-	$252,704
Corporate Obligations	-	247,636	-	247,636
Mortgage-Backed Securities	-	153,689	-	153,689
Loan Participations	-	83,459	-	83,459
Sovereign Debt	-	60,918	-	60,918
Asset-Backed Securities	-	30,701	-	30,701
U.S. Government Agency Obligations	-	17,785	-	17,785
Municipal Bonds	-	4,121	-	4,121
Preferred Stock	-	-	163	163
Short-Term Investment	125,871	-	-	125,871

Total Investments in Securities	$125,871	$851,013	$163	$977,047

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$-	$140	$-	$140
Unrealized Depreciation	-	(6)	-	(6)

Total Other Financial Instruments	$-	$134	$-	$134

*	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

As of March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2015, there have been no changes to the Fund’s fair value methodologies.
For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “-” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: May 29, 2015